UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21339

Morgan Stanley Institutional Liquidity Funds

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Administrative - MGOXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Advisor - MALXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Advisory - MAYXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Cash Management - MSGXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio CastleOak Shares - COSXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Impact - IMPXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Impact Partner - IPGXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Insitutional - MVRXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Institutional Select - MGSXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Investor - MVVXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Participant - MPCXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio Select - MSDXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Administrative - MGAXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Advisory - MVAXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Cash Management - MCHXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Insitutional - MUIXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Institutional Select - MSVXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Investor - MVIXX

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio Participant - MGPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Advisor - MAPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Advisory - MBDXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Cash Management - MLKXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Impact Partner - IPFXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Participant - MEPXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Select - MSKXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Wealth - MWMXX

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio Wealth S - MWSXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Advisory - MAVXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Cash Management - MSPXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio CastleOak Shares - CASXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Impact - IMTXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Impact Partner - IPYXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Insitutional - MPFXX

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio Institutional Select - MPEXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Advisor - MAXXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Cash Management - TECXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Select - TSXXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Wealth - TEWXX

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio Wealth S - TWSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Administrative - MTTXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Advisor - MATXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Advisory - MAOXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Cash Management - MREXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Insitutional - MISXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Institutional Select - MTSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Investor - MTNXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Participant - MTCXX

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio Select - MSTXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Administrative - MAMXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Advisor - MAZXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Advisory - MVYXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Cash Management - MHSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Impact - IMXXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Impact Partner - IPUXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Insitutional - MSUXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Institutional Select - MSSXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Investor - MNVXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Participant - MPRXX

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio Select - MSEXX

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Administrative Class MGOXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$31	0.30%

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Administrative Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.33%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MGOXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Advisor Class MALXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of March 27, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Advisor Class	$9	0.15%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Advisor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MALXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Advisory Class MAYXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$41	0.40%

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Advisory Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.43%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MAYXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Cash Management Class MSGXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$31	0.30%

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Cash Management Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.33%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSGXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

CastleOak Shares Class COSXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$15	0.15%

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's CastleOak Shares Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

COSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Impact Class IMPXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$15	0.15%

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Impact Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

IMPXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Impact Partner Class IPGXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of March 5, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$10	0.15%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Impact Partner Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

IPGXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Insitutional Class MVRXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Institutional Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.18%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MVRXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Institutional Select Class MGSXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$21	0.20%

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Institutional Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.23%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MGSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Investor Class MVVXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$26	0.25%

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Investor Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.28%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MVVXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Participant Class MPCXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$67	0.65%

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Participant Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.68%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MPCXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Portfolio

Select Class MSDXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$97	0.95%

Key Fund Statistics

Total Net Assets	$155,108,027,335
# of Portfolio Holdings	231
Total Advisory Fees Paid	$141,757,825

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	5.9%
61 - 90 Days	9.7%
31 - 60 Days	5.1%
121+ Days	14.2%
1 - 30 Days	65.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.4%
U.S. Treasury Securities	34.3%
Repurchase Agreements	52.3%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/institutional-liquidity or upon request by contacting us at 1-888-378-1630.

Effective April 26, 2024, the Fund's Adviser and Administrator, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund's Select Class so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.98%. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Liquidity Funds (the "Trust") acts to discontinue all or a portfion of such waivers and/or reimbursements when it deem such action is appropriate.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSDXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Administrative Class MGAXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MGAXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Advisory Class MVAXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MVAXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Cash Management Class MCHXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MCHXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Insitutional Class MUIXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.20%

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MUIXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Institutional Select Class MSVXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSVXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Investor Class MVIXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MVIXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio

Participant Class MGPXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$46	0.45%

Key Fund Statistics

Total Net Assets	$5,170,026,800
# of Portfolio Holdings	127
Total Advisory Fees Paid	$6,395,742

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.2%
61 - 90 Days	9.9%
31 - 60 Days	4.9%
121+ Days	12.0%
1 - 30 Days	67.0%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	18.8%
Repurchase Agreements	23.5%
U.S. Treasury Securities	57.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MGPXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Advisor Class MAPXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of March 27, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Advisor Class	$11	0.19%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Repurchase Agreements
52.7%
Commercial Paper
29.1%
Corporate Bonds
6.4%
Floating Rate Notes
5.1%
Certificates of Deposit
3.8%
Time Deposits
2.9%

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MAPXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Advisory Class MBDXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$45	0.44%

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MBDXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Cash Management Class MLKXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$35	0.34%

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MLKXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Impact Partner Class IPFXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of March 5, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$13	0.19%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

IPFXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Participant Class MEPXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$71	0.69%

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MEPXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Select Class MSKXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$101	0.99%

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSKXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Wealth Class MWMXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$20	0.19%

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MWMXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio

Wealth S Class MWSXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$25	0.24%

Key Fund Statistics

Total Net Assets	$2,943,417,042
# of Portfolio Holdings	162
Total Advisory Fees Paid	$2,556,233

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.9%
61 - 90 days	5.0%
31 - 60 Days	10.9%
121+ Days	14.4%
1 - 30 Days	66.8%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.9%
Certificates of Deposit	3.8%
Floating Rate Notes	5.1%
Corporate Bonds	6.4%
Commercial Paper	29.1%
Repurchase Agreements	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MWSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Advisory Class MAVXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Repurchase Agreements
49.6%
Commercial Paper
34.7%
Certificates of Deposit
5.2%
Time Deposits
4.3%
Floating Rate Notes
3.2%
Corporate Bonds
3.0%

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MAVXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Cash Management Class MSPXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSPXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

CastleOak Shares Class CASXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$21	0.20%

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

CASXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Impact Class IMTXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$21	0.20%

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

IMTXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Impact Partner Class IPYXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of March 5, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$13	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

IPYXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Insitutional Class MPFXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.20%

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MPFXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Prime Portfolio

Institutional Select Class MPEXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Key Fund Statistics

Total Net Assets	$13,749,674,621
# of Portfolio Holdings	153
Total Advisory Fees Paid	$22,438,628

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	2.7%
61 - 90 Days	2.5%
31 - 60 Days	17.8%
121+ Days	12.2%
1 - 30 Days	64.8%

Asset Allocation (% of total investments)

Value	Value
Corporate Bonds	3.0%
Floating Rate Notes	3.2%
Time Deposits	4.3%
Certificates of Deposit	5.2%
Commercial Paper	34.7%
Repurchase Agreements	49.6%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective October 2, 2024, the Fund is required to impose a mandatory liquidity fee if the Fund experiences total daily net redemptions exceeding 5% of the Fund's net assets (or such smaller amount of net redemptions as the Board of Trustees determines), subject to certain exceptions and regulatory requirements.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MPEXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Advisor Class MAXXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of March 27, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Advisor Class	$12	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$464,826,135
# of Portfolio Holdings	79
Total Advisory Fees Paid	$141,722

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
Other	25.6%
Colorado	2.4%
Missouri	2.7%
Georgia	3.0%
South Carolina	5.2%
Utah	6.6%
Massachusetts	6.8%
Florida	7.1%
Ohio	8.8%
New York	14.3%
Texas	17.5%

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	1.1%
Closed-End Investment Companies	4.3%
Municipal Bonds & Notes	8.9%
Commercial Paper	13.6%
Daily Variable Rate Bonds	15.9%
Weekly Variable Rate Bonds	56.2%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MAXXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Cash Management Class TECXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$464,826,135
# of Portfolio Holdings	79
Total Advisory Fees Paid	$141,722

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
Other	25.6%
Colorado	2.4%
Missouri	2.7%
Georgia	3.0%
South Carolina	5.2%
Utah	6.6%
Massachusetts	6.8%
Florida	7.1%
Ohio	8.8%
New York	14.3%
Texas	17.5%

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	1.1%
Closed-End Investment Companies	4.3%
Municipal Bonds & Notes	8.9%
Commercial Paper	13.6%
Daily Variable Rate Bonds	15.9%
Weekly Variable Rate Bonds	56.2%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

TECXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Select Class TSXXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of February 29, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Select Class	$68	1.00%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$464,826,135
# of Portfolio Holdings	79
Total Advisory Fees Paid	$141,722

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
Other	25.6%
Colorado	2.4%
Missouri	2.7%
Georgia	3.0%
South Carolina	5.2%
Utah	6.6%
Massachusetts	6.8%
Florida	7.1%
Ohio	8.8%
New York	14.3%
Texas	17.5%

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	1.1%
Closed-End Investment Companies	4.3%
Municipal Bonds & Notes	8.9%
Commercial Paper	13.6%
Daily Variable Rate Bonds	15.9%
Weekly Variable Rate Bonds	56.2%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

TSXXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Wealth Class TEWXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$20	0.20%

Key Fund Statistics

Total Net Assets	$464,826,135
# of Portfolio Holdings	79
Total Advisory Fees Paid	$141,722

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
Other	25.6%
Colorado	2.4%
Missouri	2.7%
Georgia	3.0%
South Carolina	5.2%
Utah	6.6%
Massachusetts	6.8%
Florida	7.1%
Ohio	8.8%
New York	14.3%
Texas	17.5%

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	1.1%
Closed-End Investment Companies	4.3%
Municipal Bonds & Notes	8.9%
Commercial Paper	13.6%
Daily Variable Rate Bonds	15.9%
Weekly Variable Rate Bonds	56.2%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

TEWXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio

Wealth S Class TWSXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$25	0.25%

Key Fund Statistics

Total Net Assets	$464,826,135
# of Portfolio Holdings	79
Total Advisory Fees Paid	$141,722

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Summary by State (% of total Investments)

Value	Value
Other	25.6%
Colorado	2.4%
Missouri	2.7%
Georgia	3.0%
South Carolina	5.2%
Utah	6.6%
Massachusetts	6.8%
Florida	7.1%
Ohio	8.8%
New York	14.3%
Texas	17.5%

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	1.1%
Closed-End Investment Companies	4.3%
Municipal Bonds & Notes	8.9%
Commercial Paper	13.6%
Daily Variable Rate Bonds	15.9%
Weekly Variable Rate Bonds	56.2%

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at www.morganstanley.com/im/shareholderreports or upon request by contacting us at 1-888-378-1630.

Effective Februaty 29, 2024, the Fund no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" and will seek to maintain a stable NAV.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

TWSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Administrative Class MTTXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Repurchase Agreements
55.4%
U.S. Treasury Securities
44.6%

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MTTXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Advisor Class MATXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of March 27, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Advisor Class	$12	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MATXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Advisory Class MAOXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MAOXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Cash Management Class MREXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MREXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Insitutional Class MISXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.20%

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MISXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Institutional Select Class MTSXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MTSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Investor Class MTNXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MTNXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Participant Class MTCXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$72	0.70%

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MTCXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio

Select Class MSTXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$102	1.00%

Key Fund Statistics

Total Net Assets	$30,400,955,787
# of Portfolio Holdings	86
Total Advisory Fees Paid	$42,249,686

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	7.5%
61 - 90 Days	10.2%
31 - 60 Days	5.2%
121+ Days	12.5%
1 - 30 Days	64.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	44.6%
Repurchase Agreements	55.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSTXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Administrative Class MAMXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MAMXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Advisor Class MAZXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of June 27, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Advisor Class	$7	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MAZXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Advisory Class MVYXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$46	0.45%

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MVYXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Cash Management Class MHSXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$36	0.35%

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MHSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Impact Class IMXXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of March 5, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Impact Class	$13	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

IMXXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Impact Partner Class IPUXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of March 5, 2024 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$13	0.20%
Footnote	Description
Footnote[1]	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

IPUXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Insitutional Class MSUXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.20%

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSUXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Institutional Select Class MSSXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$26	0.25%

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSSXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Investor Class MNVXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.30%

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MNVXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Participant Class MPRXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$72	0.70%

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MPRXX -TSR-AR

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio

Select Class MSEXX

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$102	1.00%

Key Fund Statistics

Total Net Assets	$50,040,148,358
# of Portfolio Holdings	70
Total Advisory Fees Paid	$68,697,988

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Maturity Schedule (% of total investments)

Value	Value
91 - 120 Days	6.7%
61 - 90 Days	9.6%
31 - 60 Days	20.2%
121+ Days	9.9%
1 - 30 Days	53.6%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/institutional-liquidity. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-888-378-1630 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

MSEXX -TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1 (212) 259-1155. The Registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) – (d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Ernst & Young LLP, for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by Ernst & Young LLP during those periods.

2024

	Registrant			Covered Entities(1)
Audit Fees	$282,450		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$372,395	(5)
Total Non-Audit Fees	$—			$372,395

Total	$282,450			$372,395

2023

	Registrant			Covered Entities(1)
Audit Fees	$259,000		$	N/A
Non-Audit Fees
Audit Related Fees	$—	(2)		$—	(2)
Tax Fees	$—	(3)		$—	(4)
All Other Fees	$—			$1,586,712	(5)
Total Non-Audit Fees	$—			$1,586,712

Total	$259,000			$1,586,712

N/A – Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) The Fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2)  No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) See table above.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Institutional
Liquidity Funds

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Securities Portfolio

Treasury Portfolio

Treasury Securities Portfolio

Tax-Exempt Portfolio

Annual Financial Statements and Additional Information

October 31, 2024

2024 Annual Report

October 31, 2024

Table of Contents (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments:
Money Market Portfolio	2
Prime Portfolio	7
Government Portfolio	12
Government Securities Portfolio	19
Treasury Portfolio	21
Treasury Securities Portfolio	24
Tax-Exempt Portfolio	25
Statements of Assets and Liabilities	29
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	46
Notes to Financial Statements	61
Report of Independent Registered Public Accounting Firm	68
Item 11 of Form N-CSR:
Investment Advisory Agreement Approval	69
Federal Tax Notice	72
Items 8 and 9 of Form N-CSR are Not Applicable. For item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Liquidity Funds (the "Trust"). To receive a prospectus and/or Statement of Additional Information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (888) 378-1630. Please read the prospectus carefully before you invest or send money.

Additionally, you can access information about the Trust including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/liquidity.

There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2024 Annual Report

October 31, 2024

Portfolio of Investments

Money Market Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (3.7%)
Domestic Banks (0.9%)
Bank of America NA,
5.18%, 2/3/25	$7,000	$7,000
5.20%, 1/29/25	3,000	3,000
5.24%, 3/3/25	5,000	5,000
5.75%, 11/19/24	10,000	10,000
		25,000
International Banks (2.8%)
Bank of Montreal
5.40%, 4/28/25	2,000	2,000
Svenska Handelsbanken AB,
5.27%, 3/24/25	13,000	13,001
5.39%, 3/19/25	8,000	8,000
5.42%, 4/9/25	10,000	10,000
5.51%, 12/3/24	30,000	30,000
5.56%, 12/11/24	10,000	10,000
Toronto-Dominion Bank
5.50%, 5/9/25	10,000	10,000
		83,001
Total Certificates of Deposit (Cost $108,001)		108,001
Commercial Paper (a) (28.0%)
Asset-Backed Diversified Financial Services (9.6%)
Atlantic Asset Securitization LLC,
4.66%, 4/10/25	10,000	9,798
4.98%, 12/19/24	5,000	4,967
Bedford Row Funding Corp.,
5.49%, 1/7/25 - 2/7/25	10,000	9,879
5.50%, 1/8/25 (b)	5,000	4,950
Cabot Trail Funding LLC
4.71%, 4/28/25	10,000	9,773
Chesham Finance Ltd. / Chesham Finance LLC
4.84%, 11/1/24	10,000	10,000
Erste Finance LLC
4.84%, 11/4/24	41,000	40,983
Fairway Finance Co. LLC,
5.39%, 11/22/24	5,000	4,985
5.53%, 12/3/24	10,000	9,952
LMA Americas LLC,
5.32%, 12/13/24	4,000	3,976
4.70%, 4/24/25	5,000	4,889
4.71%, 4/7/25	10,000	9,799
4.81%, 1/16/25	5,000	4,950
4.97%, 3/3/25	9,500	9,344
5.44%, 12/10/24	1,000	994
5.52%, 1/21/25	5,000	4,940
Nieuw Amsterdam Receivables Corp.
5.30%, 2/4/25	20,000	19,728
Paradelle Funding LLC
5.48%, 6/17/25	22,000	21,277
	Face Amount (000)	Value (000)
Podium Funding Trust,
5.08%, 12/13/24	$27,000	$26,842
5.39%, 11/14/24	15,000	14,972
5.53%, 12/5/24	10,000	9,949
Starbird Funding Corp.
4.71%, 4/3/25	5,000	4,902
Thunder Bay Funding LLC,
5.06%, 12/12/24	10,000	9,943
5.41%, 11/25/24	20,000	19,931
Versailles Commercial Paper LLC
5.50%, 1/10/25	10,000	9,896
		281,619
Automobile (2.0%)
Toyota Credit Canada, Inc.
5.43%, 4/2/25	10,000	9,780
Toyota Credit de Puerto Rico Corp.,
4.52%, 5/2/25	5,000	4,888
5.49%, 12/16/24	22,500	22,352
5.51%, 3/4/25	5,000	4,910
5.55%, 1/31/25	3,000	2,959
5.61%, 1/6/25	5,000	4,951
Toyota Finance Australia
4.74%, 4/30/25 (c)	10,000	9,768
		59,608
Automobiles Manufacturing (0.8%)
Volvo Treasury NA,
4.75%, 1/6/25	10,000	9,914
4.78%, 12/2/24	5,000	4,980
5.47%, 12/20/24	10,000	9,927
		24,821
Consumer, Non-Cyclical (0.6%)
LVMH Moet Hennessy Louis Vuitton,
5.35%, 11/18/24	5,000	4,988
5.36%, 11/25/24	8,500	8,471
Procter & Gamble Co.
5.23%, 3/25/25	5,000	4,899
		18,358
Diversified Financial Services (1.4%)
CDP Financial, Inc.
4.84%, 11/1/24	35,000	35,000
Macquarie International Finance Ltd.
5.07%, 12/18/24	7,000	6,954
		41,954
Domestic Banks (2.6%)
ABN Amro Funding USA LLC,
5.44%, 1/10/25 (b)	10,000	9,897
5.55%, 12/2/24	5,000	4,977
ING U.S. Funding LLC,
5.41%, 11/22/24	17,000	16,948
5.43%, 12/23/24 (b)	30,000	29,774
5.44%, 12/16/24	15,000	14,902
		76,498

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Energy (0.2%)
Chevron Corp.
5.02%, 12/17/24	$5,000	$4,968
Finance (1.4%)
Barclays Capital, Inc.,
4.73%, 4/10/25	5,000	4,897
5.37%, 1/31/25	15,000	14,802
Barton Capital SA,
5.32%, 1/14/25	2,000	1,979
5.07%, 12/16/24	5,000	4,969
5.29%, 1/21/25	5,000	4,942
Citigroup Global Markets, Inc.
5.46%, 4/1/25 (b)	10,000	9,780
		41,369
Insurance (0.3%)
Northwestern Mutual Short Term Fund,
4.66%, 4/4/25	6,000	5,883
4.89%, 6/3/25	4,000	3,889
		9,772
International Banks (9.1%)
ANZ New Zealand International Ltd.
4.65%, 4/14/25	10,000	9,793
ASB Bank Ltd.
5.53%, 11/15/24	15,000	14,969
Australia & New Zealand Banking Group Ltd.,
4.50%, 10/27/25	15,000	14,355
5.45%, 12/3/24 (b)	25,000	24,881
Bank of Montreal,
5.30%, 11/13/24	5,000	4,991
5.60%, 5/1/25	5,000	4,867
Bank of New Zealand
5.08%, 12/16/24 (b)	5,000	4,969
Barclays Bank PLC
5.56%, 11/8/24 - 11/12/24 (b)	19,000	18,971
Danske Bank A/S
4.97%, 3/7/25	2,190	2,153
DBS Bank Ltd.
4.73%, 1/7/25	10,000	9,913
DNB Bank ASA,
5.06%, 3/24/25	5,000	4,903
5.49%, 5/23/25	10,000	9,707
Macquarie Bank Ltd.,
4.65%, 5/1/25	15,000	14,657
5.26%, 2/7/25	10,000	9,861
Norfina Ltd.
4.54%, 4/1/25 (b)	10,000	9,814
Royal Bank of Canada,
4.50%, 10/21/25	10,000	9,577
5.52%, 5/28/25	5,000	4,849
Suncorp Bank Norfina Ltd.
4.71%, 4/28/25 (b)	5,000	4,886
	Face Amount (000)	Value (000)
Suncorp-Metway Ltd.,
5.52%, 12/9/24	$5,000	$4,972
5.53%, 12/2/24 - 12/4/24	15,000	14,928
5.56%, 11/4/24	3,000	2,999
Svenska Handelsbanken AB
5.33%, 3/13/25	20,000	19,629
Toronto-Dominion Bank,
4.20%, 10/2/25 (b)	7,000	6,737
4.41%, 10/3/25	10,000	9,606
Westpac Banking Corp.,
5.50%, 4/17/25	10,000	9,758
5.52%, 4/14/25	10,000	9,762
5.53%, 4/16/25	10,000	9,758
		266,265
Total Commercial Paper (Cost $825,232)		825,232
Corporate Bonds (6.2%)
Asset-Backed Diversified Financial Services (0.1%)
Met Tower Global Funding
3.70%, 6/13/25 (b)	2,765	2,736
Automobiles (0.1%)
Toyota Motor Credit Corp.
1.45%, 1/13/25	2,980	2,960
Automobiles Manufacturing (0.2%)
BMW U.S. Capital LLC
3.90%, 4/9/25 (b)	1,270	1,265
Daimler Finance North America LLC
2.13%, 3/10/25 (b)	2,050	2,031
Mercedes-Benz Finance North America LLC
4.95%, 3/30/25 (b)	1,600	1,602
		4,898
Insurance (1.4%)
Equitable Financial Life Global Funding
1.10%, 11/12/24 (b)	7,335	7,326
Metropolitan Life Global Funding I,
0.95%, 7/2/25 (b)	10,987	10,686
2.80%, 3/21/25 (b)	6,195	6,137
New York Life Global Funding,
0.95%, 6/24/25 (b)	6,500	6,321
1.45%, 1/14/25 (b)	11,453	11,360
		41,830
International Banks (4.4%)
Banco Santander SA
3.50%, 3/24/25	1,350	1,343
Bank of New Zealand
2.00%, 2/21/25 (b)	9,500	9,408
Banque Federative du Credit Mutuel SA,
2.38%, 11/21/24 (b)	7,778	7,766
4.52%, 7/13/25 (b)	8,241	8,236
BPCE SA,
1.63%, 1/14/25 (b)	2,060	2,044
5.03%, 1/15/25 (b)(c)	24,544	24,520

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Macquarie Bank Ltd.
3.23%, 3/21/25 (b)	$1,160	$1,153
National Australia Bank Ltd.
5.20%, 5/13/25	5,000	4,993
Nordea Bank Abp
3.60%, 6/6/25 (b)	2,060	2,038
Skandinaviska Enskilda Banken AB
3.70%, 6/9/25 (b)	7,256	7,183
Svenska Handelsbanken AB
3.65%, 6/10/25 (b)	1,000	995
Swedbank AB
3.36%, 4/4/25 (b)	9,300	9,245
UBS AG London
1.38%, 1/13/25 (b)	20,000	19,853
UBS AG Stamford,
2.95%, 4/9/25	10,830	10,732
3.70%, 2/21/25	14,174	14,099
7.95%, 1/9/25	5,687	5,713
		129,321
Total Corporate Bonds (Cost $181,745)		181,745
Floating Rate Notes (d) (4.9%)
Asset-Backed Diversified Financial Services (3.7%)
Chariot Funding LLC,
5.09%, 3/10/25 (b)	20,000	20,000
SOFR + 0.32%, 5.14%, 3/14/25 - 3/17/25 (b)	90,000	90,000
		110,000
Automobiles (0.4%)
Toyota Motor Credit Corp.,
SOFR + 0.50%, 5.32%, 12/9/24	10,000	10,000
International Banks (0.8%)
BPCE SA,
SOFR + 0.57%, 5.39%, 1/14/25 (b)	4,083	4,085
Macquarie Bank Ltd.,
SOFR + 0.27%, 5.09%, 11/29/24 (b)	10,000	10,000
National Australia Bank Ltd.,
SOFR + 0.38%, 5.20%, 1/12/25 (b)	1,965	1,965
UBS AG Stamford,
SOFR + 1.26%, 6.16%, 2/21/25	7,498	7,519
		23,569
Total Floating Rate Notes (Cost $143,569)		143,569
Repurchase Agreements (50.8%)
ABN Amro Securities LLC, (4.98%, dated 10/31/24, due 11/1/24; proceeds $25,003; fully collateralized by various U.S. Government obligations, 0.63% - 4.63% due 11/15/25 - 5/15/54 and Corporate Bonds, 1.92% - 8.11% due 1/22/25 - 3/1/46; valued at $25,918)	25,000	25,000
	Face Amount (000)	Value (000)
Bank of America Securities, Inc., (4.84%, dated 10/31/24, due 11/7/24; proceeds $35,033; fully collateralized by a U.S. Government obligation, 3.75% due 12/31/30; valued at $35,700)	$35,000	$35,000
Bank of America Securities, Inc., (5.33% (d), dated 9/24/24, due 9/29/25; proceeds $31,643; fully collateralized by various Common Stocks and Preferred Stocks (e); valued at $31,500) (Demand 11/1/24)	30,000	30,000
Barclays Bank PLC, (4.91%, dated 10/31/24, due 11/1/24; proceeds $1,000; fully collateralized by various Common Stocks (e); valued at $1,050)	1,000	1,000
BMO Capital Markets Corp., (4.93%, dated 10/31/24, due 11/1/24; proceeds $18,002; fully collateralized by various Corporate Bonds, 1.20% - 8.91% due 11/18/24 - 9/1/53; valued at $18,902)	18,000	18,000
BNP Paribas Prime Brokerage, Inc., (4.95%, dated 10/31/24, due 11/1/24; proceeds $112,015; fully collateralized by various Common Stocks and Preferred Stocks (e); valued at $117,616)	112,000	112,000
BNP Paribas SA, (5.03%, dated 10/31/24, due 11/1/24; proceeds $20,003; fully collateralized by various Corporate Bonds, 5.25% - 11.00% due 8/31/26 - 10/1/31 (e); valued at $21,200)	20,000	20,000
BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 4.87%, dated 10/31/24 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,074 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 8/20/64; valued at $565,590)	200,000	200,000
Citigroup Global Markets, Inc., (4.93%, dated 10/31/24, due 11/1/24; proceeds $87,012; fully collateralized by various U.S. Government obligations, 0.75% - 4.38% due 11/15/41 - 2/15/44; valued at $88,740)	87,000	87,000
Credit Agricole Corporate and Investment Bank, (4.93% (d), dated 11/7/23, due 11/7/24; proceeds $11,547; fully collateralized by various Corporate Bonds, 1.25% - 8.13% due 1/9/25 - 3/24/51 (e); valued at $11,551) (Demand 11/1/24)	11,000	11,000
Credit Agricole Corporate and Investment Bank, (4.89%, dated 10/31/24, due 11/7/24; proceeds $14,013; fully collateralized by various U.S. Government agency security, 6.50% due 8/20/54, U.S. Government obligations, 0.00% due 2/15/29 - 2/15/30 and Corporate Bonds, 1.20% - 7.45% due 1/9/25 - 3/4/54; valued at $14,698)	14,000	14,000

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Money Market Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Credit Agricole Corporate and Investment Bank, (4.93% (d), dated 12/12/23, due 11/7/24; proceeds $25,079; fully collateralized by various U.S. Government obligations, 0.00% - 3.75% due 2/15/30 - 8/15/30 and Corporate Bonds, 0.50% - 7.00% due 4/30/25 - 11/15/53; valued at $25,197) (Demand 11/1/24)	$24,000	$24,000
JP Morgan Securities LLC, (5.03% (d), dated 8/1/23, due 11/7/24; proceeds $74,538; fully collateralized by various Corporate Bonds, 2.65% - 10.75% due 11/15/24 - 11/26/84; valued at $74,074) (Demand 11/1/24)	70,000	70,000
JP Morgan Securities LLC, (5.23% (d), dated 9/17/24, due 3/17/25; proceeds $25,657; fully collateralized by various Corporate Bonds, 6.63% - 9.00% due 8/1/26 - 11/1/27 (e); valued at $26,674) (Demand 11/1/24)	25,000	25,000
Mizuho Securities USA LLC, (4.95%, dated 10/31/24, due 11/1/24; proceeds $40,006; fully collateralized by various Common Stocks (e); valued at $42,000)	40,000	40,000
MUFG Securities Americas, Inc., (4.89%, dated 10/31/24, due 11/1/24; proceeds $41,006; fully collateralized by various Common Stocks (e); valued at $43,056)	41,000	41,000
MUFG Securities Americas, Inc., (4.89%, dated 10/31/24, due 11/1/24; proceeds $44,006; fully collateralized by various Common Stocks (e); valued at $46,206)	44,000	44,000
MUFG Securities Americas, Inc., (4.88%, dated 10/31/24, due 11/1/24; proceeds $9,001; fully collateralized by various Corporate Bonds, 2.65% - 5.65% due 7/20/25 - 7/5/54; valued at $9,451)	9,000	9,000
MUFG Securities Americas, Inc., (4.88%, dated 10/31/24, due 11/1/24; proceeds $17,002; fully collateralized by various Corporate Bonds, 4.76% - 6.95% due 1/26/27 - 3/31/55; valued at $17,852)	17,000	17,000
Natixis SA, (Interest in $500,000 joint repurchase agreement, 4.87%, dated 10/31/24 under which Natixis SA, will repurchase the securities provided as collateral for $500,068 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/15/65; valued at $511,930)	400,000	400,000
RBC Capital Markets LLC, (4.92%, dated 10/29/24, due 11/5/24; proceeds $50,048; fully collateralized by various Corporate Bonds, 0.75% - 6.70% due 5/1/25 - 4/15/54 (e); valued at $52,500)	50,000	50,000
Societe Generale SA, (4.87%, dated 10/31/24, due 11/7/24; proceeds $90,085; fully collateralized by various Corporate Bonds, 0.80% - 8.00% due 6/1/25 - 6/28/64; valued at $94,590)	90,000	90,000
	Face Amount (000)	Value (000)
Societe Generale SA, (4.98%, dated 10/31/24, due 11/1/24; proceeds $15,002; fully collateralized by various Corporate Bonds, 2.19% - 13.38% due 4/30/26 - 2/15/78 (e); valued at $15,867)	$15,000	$15,000
TD Securities USA LLC, (4.93% (d), dated 3/27/24, due 11/7/24; proceeds $34,017; fully collateralized by a Corporate Bond, 4.88% due 3/15/27; valued at $34,650) (Demand 11/1/24)	33,000	33,000
TD Securities USA LLC, (4.90%, dated 10/31/24, due 11/1/24; proceeds $35,005; fully collateralized by various Corporate Bonds, 2.00% - 8.35% due 5/1/25 - 11/15/57; valued at $36,750)	35,000	35,000
Wells Fargo Securities LLC, (5.25%, dated 9/9/24, due 12/9/24; proceeds $50,664; fully collateralized by various Corporate Bonds, 1.15% - 8.25% due 11/1/24 - 9/27/54; valued at $52,500)	50,000	50,000
Total Repurchase Agreements (Cost $1,496,000)		1,496,000
Time Deposits (2.8%)
International Banks (2.8%)
Australia & New Zealand Banking Group Ltd.
4.84%, 11/1/24	55,000	55,000
Canadian Imperial Bank of Commerce
4.82%, 11/1/24	5,000	5,000
DNB Bank ASA (New York Branch)
4.82%, 11/1/24	16,000	16,000
Mizuho Bank Ltd.
4.82%, 11/1/24	1,000	1,000
National Bank of Canada (Montreal Branch)
4.83%, 11/1/24	5,000	5,000
Total Time Deposits (Cost $82,000)		82,000
Total Investments (96.4%) (Cost $2,836,547) (f)(g)		2,836,547
Other Assets in Excess of Liabilities (3.6%)		106,870
Net Assets (100.0%)		$2,943,417

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Floating or variable rate securities: The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Money Market Portfolio

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of October 31, 2024.

(f)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	52.7%
Commercial Paper	29.1
Other*	6.7
Corporate Bonds	6.4
Floating Rate Notes	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments

Prime Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (4.9%)
Domestic Banks (1.0%)
Bank of America NA,
5.24%, 3/3/25	$95,000	$95,148
5.75%, 11/19/24	40,000	40,015
Wells Fargo Bank NA
5.18%, 2/7/25	2,500	2,502
		137,665
International Banks (3.9%)
Bank of Montreal
5.40%, 4/28/25	48,000	48,161
Svenska Handelsbanken AB,
5.27%, 3/24/25	85,000	85,182
5.39%, 3/19/25	51,000	51,128
5.42%, 4/9/25	25,000	25,078
5.51%, 12/3/24	168,000	168,081
5.56%, 12/11/24	90,000	90,061
Toronto-Dominion Bank
5.50%, 5/9/25	70,000	70,279
		537,970
Total Certificates of Deposit (Cost $674,507)		675,635
Commercial Paper (a) (32.8%)
Asset-Backed Diversified Financial Services (7.9%)
Atlantic Asset Securitization LLC
4.98%, 12/19/24	5,000	4,967
Bedford Row Funding Corp.,
5.49%, 2/7/25	35,000	34,553
5.50%, 1/8/25 (b)	25,000	24,775
Cabot Trail Funding LLC,
4.71%, 4/28/25	25,000	24,436
5.51%, 12/2/24	25,000	24,893
Chesham Finance Ltd. / Chesham Finance LLC
4.84%, 11/1/24	75,000	74,990
Fairway Finance Co. LLC,
5.07%, 12/10/24	35,170	34,983
5.53%, 12/3/24	90,000	89,605
LMA Americas LLC,
4.70%, 4/23/25 - 4/24/25	45,000	44,014
5.44%, 12/10/24	10,000	9,947
Nieuw Amsterdam Receivables Corp.
5.30%, 2/4/25	50,000	49,379
Podium Funding Trust,
5.17%, 12/13/24	38,000	37,786
5.29%, 11/22/24	70,000	69,797
5.39%, 11/14/24	60,000	59,888
5.53%, 12/5/24	90,000	89,587
Sheffield Receivables Corp.
5.07%, 12/11/24 - 12/17/24	300,000	298,293
Starbird Funding Corp.
4.71%, 4/3/25	15,000	14,707
Thunder Bay Funding LLC
5.06%, 12/12/24	40,000	39,779
	Face Amount (000)	Value (000)
Versailles Commercial Paper LLC
5.50%, 1/7/25 - 1/10/25	$55,000	$54,497
		1,080,876
Automobile (1.6%)
Toyota Credit Canada, Inc.,
4.62%, 3/26/25	50,000	49,062
5.43%, 4/2/25	39,000	38,235
Toyota Credit de Puerto Rico Corp.,
4.52%, 5/2/25	30,000	29,296
4.75%, 4/23/25	20,000	19,552
5.51%, 3/4/25	20,000	19,674
5.55%, 1/31/25	22,000	21,733
Toyota Finance Australia
4.74%, 4/30/25 (c)	50,000	48,859
		226,411
Automobiles Manufacturing (1.3%)
Volvo Treasury NA,
5.47%, 12/20/24	130,000	129,124
5.50%, 12/18/24	50,000	49,676
		178,800
Consumer, Non-Cyclical (0.3%)
Procter & Gamble Co.
5.23%, 3/25/25	45,000	44,187
Diversified Financial Services (4.5%)
CDP Financial, Inc.,
4.84%, 11/1/24 - 11/5/24	315,000	314,904
5.58%, 12/9/24	50,000	49,747
Erste Finance LLC
4.84%, 11/4/24	209,000	208,888
Macquarie International Finance Ltd.
5.07%, 12/18/24	45,830	45,541
		619,080
Domestic Banks (4.0%)
ABN Amro Funding USA LLC,
5.44%, 1/10/25 (b)	25,000	24,769
5.55%, 12/2/24	20,000	19,915
Bank of America Securities, Inc.
5.56%, 12/3/24	25,000	24,891
ING U.S. Funding LLC,
5.36%, 11/15/24	100,000	99,800
5.41%, 11/22/24	175,000	174,491
5.43%, 12/23/24 (b)	150,000	148,966
5.44%, 12/16/24	60,000	59,640
		552,472
Energy (0.3%)
Chevron Corp.
5.02%, 12/17/24	45,000	44,724
Finance (1.1%)
Barclays Capital, Inc.,
4.73%, 4/10/25	25,000	24,491
5.37%, 1/31/25	75,000	74,107

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Barton Capital SA
5.32%, 1/14/25	$14,000	$13,863
Citigroup Global Markets, Inc.
5.46%, 4/1/25 (b)	35,000	34,318
		146,779
Insurance (0.5%)
New York Life Short Term Funding,
5.08%, 12/11/24	32,500	32,326
5.17%, 12/4/24	20,000	19,911
Northwestern Mutual Short Term Fund
4.57%, 8/4/25	17,000	16,433
		68,670
International Banks (11.3%)
ANZ New Zealand International Ltd.
4.65%, 4/14/25	90,000	88,138
ASB Bank Ltd.
5.53%, 11/15/24	35,000	34,930
Australia & New Zealand Banking Group Ltd.,
4.50%, 10/27/25	60,000	57,401
5.45%, 12/3/24 (b)	175,000	174,247
Bank of Montreal
5.60%, 5/1/25	50,000	48,873
Bank of New Zealand
5.08%, 12/16/24 (b)	45,000	44,732
Barclays Bank PLC
5.56%, 11/12/24 (b)	100,000	99,839
DNB Bank ASA,
5.06%, 3/24/25	30,000	29,456
5.49%, 5/23/25	20,000	19,496
Macquarie Bank Ltd.
4.65%, 5/1/25	80,000	78,177
Natixis
5.45%, 1/31/25	75,000	74,109
Royal Bank of Canada,
4.50%, 10/21/25	50,000	47,875
5.52%, 5/28/25	20,000	19,485
Suncorp Bank Norfina Ltd.
4.71%, 4/28/25 (b)	20,000	19,551
Suncorp-Metway Ltd.,
5.52%, 12/9/24	70,000	69,643
5.53%, 11/26/24 - 12/4/24	145,000	144,383
5.56%, 11/4/24	22,000	21,988
Toronto-Dominion Bank,
4.20%, 10/2/25 (b)	25,000	23,986
4.41%, 10/3/25	50,000	47,966
U.S. Collateralized Commercial Paper,
5.08%, 12/10/24	50,000	49,736
5.09%, 12/9/24	75,000	74,614
5.37%, 1/14/25	25,000	24,756
	Face Amount (000)	Value (000)
Westpac Banking Corp.,
5.50%, 4/17/25	$100,000	$97,904
5.52%, 4/14/25	100,000	97,940
5.53%, 4/16/25	63,000	61,687
		1,550,912
Total Commercial Paper (Cost $4,510,387)		4,512,911
Corporate Bonds (2.9%)
Automobile (0.2%)
Toyota Motor Credit Corp.,
1.45%, 1/13/25	17,532	17,412
3.00%, 4/1/25	10,000	9,932
		27,344
Automobiles Manufacturing (0.0%)‡
BMW U.S. Capital LLC
3.90%, 4/9/25 (b)	2,350	2,340
Insurance (0.2%)
Metropolitan Life Global Funding I,
0.95%, 7/2/25 (b)	6,167	6,020
2.80%, 3/21/25 (b)	13,371	13,272
Northwestern Mutual Global Funding
4.00%, 7/1/25 (b)	7,425	7,403
		26,695
International Banks (2.5%)
Bank of New Zealand
2.00%, 2/21/25 (b)	6,543	6,484
Banque Federative du Credit Mutuel SA,
1.00%, 2/4/25 (b)	10,000	9,896
2.38%, 11/21/24 (b)	36,875	36,820
BPCE SA,
1.63%, 1/14/25 (b)	7,069	7,020
5.03%, 1/15/25 (b)	4,697	4,697
Cooperatieve Rabobank UA
1.38%, 1/10/25	2,054	2,040
Credit Agricole SA/London
2.38%, 1/22/25 (b)	20,000	19,883
Macquarie Bank Ltd.
2.30%, 1/22/25 (b)	2,700	2,684
National Australia Bank Ltd.
5.13%, 11/22/24	3,560	3,560
Skandinaviska Enskilda Banken AB
3.70%, 6/9/25 (b)	6,765	6,723
UBS AG London
1.38%, 1/13/25 (b)	99,000	98,298
UBS AG Stamford,
2.95%, 4/9/25	28,395	28,166
3.70%, 2/21/25	74,397	74,108
7.95%, 1/9/25	32,426	32,591
		332,970
Total Corporate Bonds (Cost $389,067)		389,349

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Floating Rate Notes (d) (3.0%)
Asset-Backed Diversified Financial Services (1.9%)
Chariot Funding LLC,
5.09%, 3/10/25 (b)	$60,000	$60,000
SOFR + 0.32%, 5.14%, 3/14/25 (b)	200,000	200,030
		260,030
Automobiles (0.5%)
Toyota Motor Credit Corp.,
SOFR + 0.50%, 5.32%, 12/9/24	75,000	75,021
International Banks (0.6%)
Macquarie Bank Ltd.,
SOFR + 0.27%, 5.09%, 11/29/24 (b)	75,000	75,012
UBS AG London,
SOFR + 0.47%, 5.30%, 1/13/25 (b)	6,775	6,776
		81,788
Total Floating Rate Notes (Cost $416,778)		416,839
Repurchase Agreements (47.0%)
ABN Amro Securities LLC, (Interest in $550,000 joint repurchase agreement, 4.88%, dated 10/31/24 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $550,075 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 5/15/54; valued at $565,004)	410,000	410,000
ABN Amro Securities LLC, (4.98%, dated 10/31/24, due 11/1/24; proceeds $225,031; fully collateralized by various U.S. Government agency securities, 5.50% due 11/20/52 - 4/20/53, U.S. Government obligations, 0.25% - 4.63% due 10/31/25 - 5/15/54 and Corporate Bonds, 0.75% - 8.75% due 11/14/24 - 6/28/64; valued at $235,754)	225,000	225,000
Bank of America Securities, Inc., (5.33% (d), dated 9/24/24, due 9/29/25; proceeds $47,465; fully collateralized by various Common Stocks and Preferred Stocks (e); valued at $47,250) (Demand 11/1/24)	45,000	45,000
Bank of America Securities, Inc., (4.84%, dated 10/31/24, due 11/7/24; proceeds $165,155; fully collateralized by various U.S. Government agency securities, 1.50% - 8.50% due 12/1/24 - 8/20/64, U.S. Government obligations, 0.00% - 5.38% due 2/15/26 - 11/15/49, Corporate Bond, 1.90% due 5/20/30 and Money Markets 0.00% due 11/1/24 - 2/25/25; valued at $168,713)	165,000	165,000
Barclays Bank PLC, (4.91%, dated 10/31/24, due 11/1/24; proceeds $1,000; fully collateralized by various Common Stocks (e); valued at $1,050)	1,000	1,000
	Face Amount (000)	Value (000)
BMO Capital Markets Corp., (4.93%, dated 10/31/24, due 11/1/24; proceeds $11,002; fully collateralized by various Corporate Bonds, 0.75% - 6.27% due 12/2/24 - 11/1/54; valued at $11,550)	$11,000	$11,000
BNP Paribas Prime Brokerage, Inc., (4.95%, dated 10/31/24, due 11/1/24; proceeds $100,014; fully collateralized by various Common Stocks (e); valued at $105,014)	100,000	100,000
BNP Paribas SA, (5.10% (d), dated 5/16/22, due 11/7/24; proceeds $513,399; fully collateralized by various Corporate Bonds, 0.00% - 14.00% due 5/15/25 - 12/31/79 (e); valued at $482,051) (Demand 11/1/24)	455,000	455,000
BNP Paribas SA, (5.04% (d), dated 6/29/22, due 11/7/24; proceeds $78,448; fully collateralized by various Corporate Bonds, 2.00% - 14.00% due 8/15/26 - 12/31/79 (e); valued at $74,196) (Demand 11/1/24)	70,000	70,000
BNP Paribas SA, (5.03%, dated 10/31/24, due 11/1/24; proceeds $5,001; fully collateralized by various Corporate Bonds, 5.00% - 8.38% due 10/1/28 - 1/15/55 (e); valued at $5,301)	5,000	5,000
Citigroup Global Markets, Inc., (4.93%, dated 10/31/24, due 11/1/24; proceeds $413,057; fully collateralized by various U.S. Government obligations, 0.13% - 4.38% due 2/15/42 - 2/15/53; valued at $421,260)	413,000	413,000
Credit Agricole Corporate and Investment Bank, (4.93% (d), dated 11/7/23, due 11/7/24; proceeds $93,425; fully collateralized by various Corporate Bonds, 0.50% - 8.75% due 1/9/25 - 1/17/54 (e); valued at $93,450) (Demand 11/1/24)	89,000	89,000
Credit Agricole Corporate and Investment Bank, (4.89%, dated 10/31/24, due 11/7/24; proceeds $81,077; fully collateralized by various U.S. Government agency securities, 3.50% - 6.50% due 4/20/52 - 8/20/54, U.S. Government obligation, 1.25% due 12/31/26 and Corporate Bonds, 0.50% - 8.75% due 11/28/24 - 11/15/53; valued at $85,047)	81,000	81,000
Credit Agricole Corporate and Investment Bank, (4.94% (d), dated 12/12/23, due 11/7/24; proceeds $183,913; fully collateralized by various U.S. Government agency security, 3.45% due 4/13/39, U.S. Government obligation, 3.75% due 6/30/30 and Corporate Bonds, 0.50% - 8.75% due 1/9/25 - 3/4/54; valued at $184,800) (Demand 11/1/24)	176,000	176,000
Credit Agricole Corporate and Investment Bank, (4.95% (d), dated 1/18/23, due 11/7/24; proceeds $108,970; fully collateralized by various Corporate Bonds, 0.50% - 8.75% due 1/10/25 - 8/5/62; valued at $105,000) (Demand 11/1/24)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Prime Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (5.05% (d), dated 1/5/24, due 11/7/24; proceeds $93,876; fully collateralized by various Corporate Bonds, 0.00% - 3.75% due 3/15/26 - 3/15/30, Common Stocks and Preferred Stocks (e); valued at $96,191) (Demand 11/1/24)	$90,000	$90,000
JP Morgan Securities LLC, (5.08% (d), dated 11/17/21, due 11/7/24; proceeds $213,351; fully collateralized by various Corporate Bonds, 0.00% - 5.00% due 3/15/26 - 3/15/30, Common Stocks and Preferred Stocks (e); valued at $196,919) (Demand 11/1/24)	185,000	185,000
JP Morgan Securities LLC, (5.28% (d), dated 1/5/23, due 1/29/25; proceeds $344,327; fully collateralized by various Corporate Bonds, 3.63% - 11.75% due 8/15/25 - 12/21/65 (e); valued at $330,035) (Demand 11/1/24)	310,000	310,000
JP Morgan Securities LLC, (5.03% (d), dated 7/31/23, due 11/7/24; proceeds $111,822; fully collateralized by various Corporate Bonds, 4.25% - 14.00% due 10/15/25 - 6/1/31; valued at $111,783) (Demand 11/1/24)	105,000	105,000
Mizuho Securities USA LLC, (4.95%, dated 10/31/24, due 11/1/24; proceeds $90,012; fully collateralized by various Common Stocks (e); valued at $94,500)	90,000	90,000
MUFG Securities Americas, Inc., (4.89%, dated 10/31/24, due 11/1/24; proceeds $206,028; fully collateralized by various Common Stocks (e); valued at $216,329)	206,000	206,000
MUFG Securities Americas, Inc., (4.88%, dated 10/31/24, due 11/1/24; proceeds $52,007; fully collateralized by various Corporate Bonds, 1.30% - 6.38% due 2/18/26 - 7/9/60; valued at $54,607)	52,000	52,000
MUFG Securities Americas, Inc., (4.88%, dated 10/31/24, due 11/1/24; proceeds $41,006; fully collateralized by various Corporate Bonds, 1.75% - 8.90% due 2/26/27 - 9/27/54 (e); valued at $43,056)	41,000	41,000
MUFG Securities Americas, Inc., (4.88%, dated 10/31/24, due 11/1/24; proceeds $83,011; fully collateralized by various Corporate Bonds, 2.48% - 6.34% due 10/1/25 - 12/31/79 (e); valued at $87,162)	83,000	83,000
MUFG Securities Americas, Inc., (4.89%, dated 10/31/24, due 11/1/24; proceeds $259,035; fully collateralized by various U.S. Government obligation, 3.38% due 5/15/33 and Common Stocks; valued at $271,851)	259,000	259,000
RBC Capital Markets LLC, (4.92%, dated 10/29/24, due 11/5/24; proceeds $150,144; fully collateralized by various Corporate Bonds, 1.63% - 8.00% due 11/24/27 - 6/1/77; valued at $157,500)	150,000	150,000
Societe Generale SA, (4.87%, dated 10/31/24, due 11/7/24; proceeds $420,398; fully collateralized by various Corporate Bonds, 0.80% - 9.40% due 2/13/25 - 1/27/84 (e); valued at $441,418)	420,000	420,000
	Face Amount (000)	Value (000)
Societe Generale SA, (4.98%, dated 10/31/24, due 11/1/24; proceeds $115,016; fully collateralized by various Corporate Bonds, 3.63% - 13.38% due 4/1/26 - 9/30/39 (e); valued at $121,917)	$115,000	$115,000
TD Securities USA LLC, (4.90% (d), dated 10/31/24, due 11/1/24; proceeds $165,022; fully collateralized by various Corporate Bonds, 2.05% - 7.30% due 3/1/25 - 9/15/55; valued at $173,250)	165,000	165,000
TD Securities USA LLC, (4.93%, dated 3/27/24, due 11/7/24; proceeds $223,686; fully collateralized by various Corporate Bonds, 4.32% - 8.38% due 3/15/27 - 5/15/67; valued at $227,851) (Demand 11/1/24)	217,000	217,000
Wells Fargo Securities LLC, (5.25%, dated 9/9/24, due 12/9/24; proceeds $262,437; fully collateralized by various Corporate Bonds, 1.45% - 8.32% due 11/15/24 - 12/31/79 (e); valued at $271,950)	259,000	259,000
Wells Fargo Securities LLC, (Interest in $4,400,000 joint repurchase agreement, 4.87%, dated 10/31/24 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $4,400,595 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/54; valued at $4,526,430)	1,360,000	1,360,000
Total Repurchase Agreements (Cost $6,453,000)		6,453,000
Time Deposits (4.1%)
International Banks (4.1%)
Australia & New Zealand Banking Group Ltd.
4.84%, 11/1/24	85,000	85,000
Canadian Imperial Bank of Commerce
4.82%, 11/1/24	50,000	50,000
DNB Bank ASA (New York Branch)
4.82%, 11/1/24	286,000	286,000
Mizuho Bank Ltd.
4.82%, 11/1/24	50,000	50,000
National Bank of Canada (Montreal Branch)
4.83%, 11/1/24	97,000	97,000
Total Time Deposits (Cost $568,000)		568,000
Total Investments (94.7%) (Cost $13,011,739) (f)(g)		13,015,734
Other Assets in Excess of Liabilities (5.3%)		733,941
Net Assets (100.0%)		$13,749,675

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of the security is subject to delayed delivery.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Prime Portfolio

(d)  Floating or variable rate securities: The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of October 31, 2024.

(f)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(g)  At October 31, 2024, the aggregate cost for federal income tax purposes is approximately $13,011,739,000. The aggregate gross unrealized appreciation is approximately $4,322,000 and the aggregate gross unrealized depreciation is approximately $327,000, resulting in net unrealized appreciation of approximately $3,995,000.

‡  Amount is less than 0.05%.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	49.6%
Commercial Paper	34.7
Other*	10.5
Certificates of Deposit	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (48.5%)
Bank of America NA, (5.32%, dated 5/23/24, due 4/30/25; proceeds $105,054; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 1/1/42 - 7/1/51; valued at $103,000)	$100,000	$100,000
Bank of America NA, (5.40%, dated 4/30/24, due 4/30/25; proceeds $105,475; fully collateralized by various U.S. Government agency securities, 2.50% - 3.50% due 2/1/42 - 7/1/51; valued at $103,000)	100,000	100,000
Bank of America NA, (4.86%, dated 10/31/24, due 11/1/24; proceeds $550,074; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 3/1/35 - 8/20/50; valued at $566,500)	550,000	550,000
Bank of America NA, (5.32%, dated 5/21/24, due 4/30/25; proceeds $105,084; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 5/1/40 - 5/1/43; valued at $103,000)	100,000	100,000
Bank of America NA, (5.37%, dated 4/23/24, due 3/31/25; proceeds $262,754; fully collateralized by various U.S. Government agency securities, 2.50% - 4.50% due 11/1/41 - 4/1/51; valued at $257,500)	250,000	250,000
Bank of America NA, (5.31%, dated 6/3/24, due 4/30/25; proceeds $104,882; fully collateralized by various U.S. Government agency securities, 2.50% - 4.50% due 5/1/40 - 10/1/47; valued at $103,000)	100,000	100,000
Bank of America NA, (5.33%, dated 5/22/24, due 4/30/25; proceeds $105,078; fully collateralized by various U.S. Government agency securities, 3.00% - 3.50% due 3/1/42 - 7/1/43; valued at $103,000)	100,000	100,000
Bank of America NA, (5.40%, dated 4/25/24, due 3/31/25; proceeds $210,200; fully collateralized by various U.S. Government agency securities, 3.00% - 4.00% due 12/1/41 - 1/1/48; valued at $206,000)	200,000	200,000
Bank of America NA, (5.36%, dated 5/23/24, due 2/28/25; proceeds $104,184; fully collateralized by various U.S. Government agency securities, 3.00% - 4.50% due 8/1/42 - 2/1/47; valued at $103,000)	100,000	100,000
Bank of America Securities, Inc., (4.86%, dated 10/31/24, due 11/1/24; proceeds $910,123; fully collateralized by various U.S. Government agency securities, 0.00% - 3.99% due 6/20/33 - 7/15/37 and U.S. Government obligations, 0.00% - 6.50% due 1/31/25 - 8/15/44; valued at $928,200)	910,000	910,000
Bank of America Securities, Inc., (5.17%, dated 7/15/24, due 1/16/25; proceeds $410,627; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 10/31/29 - 5/15/51; valued at $408,000) (Demand 11/7/24)	400,000	400,000
	Face Amount (000)	Value (000)
Bank of Montreal, (4.89%, dated 9/19/24, due 11/8/24; proceeds $251,698; fully collateralized by various U.S. Government agency securities, 2.00% - 6.19% due 12/25/34 - 4/20/69; valued at $262,500) (Demand 11/7/24)	$250,000	$250,000
Bank of New York - Fixed Income Clearing Corp., (4.88%, dated 10/31/24, due 11/1/24; proceeds $2,000,271; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 1/1/27 - 6/1/57; valued at $2,040,000)	2,000,000	2,000,000
Bank of New York - Fixed Income Clearing Corp., (4.87%, dated 10/31/24, due 11/1/24; proceeds $1,000,135; fully collateralized by various U.S. Government obligations, 3.75% - 4.25% due 8/15/27 - 6/30/29; valued at $1,020,000)	1,000,000	1,000,000
Bank of Nova Scotia, (4.86%, dated 10/31/24, due 11/1/24; proceeds $150,020; fully collateralized by various U.S. Government obligations, 0.50% - 4.38% due 2/28/26 - 11/30/30; valued at $153,000)	150,000	150,000
Barclays Bank PLC, (4.91% (a), dated 2/20/20, due 11/7/24; proceeds $123,486; fully collateralized by a U.S. Government agency security, 3.00% due 6/20/52; valued at $103,435) (Demand 11/1/24)	100,000	100,000
Barclays Bank PLC, (4.91% (a), dated 8/21/24, due 11/7/24; proceeds $909,575; fully collateralized by various U.S. Government agency securities, 1.00% - 6.50% due 5/20/34 - 8/16/63; valued at $948,996) (Demand 11/1/24)	900,000	900,000
Barclays Bank PLC, (4.91% (a), dated 3/6/19, due 11/7/24; proceeds $256,547; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 1/25/51 - 8/20/52; valued at $207,715) (Demand 11/1/24)	200,000	200,000
Barclays Bank PLC, (4.86%, dated 10/31/24, due 11/1/24; proceeds $750,101; fully collateralized by various U.S. Government obligations, 0.63% - 4.88% due 11/30/25 - 8/15/30; valued at $765,103)	750,000	750,000
BMO Capital Markets Corp., (4.88%, dated 10/31/24, due 11/1/24; proceeds $250,034; fully collateralized by various U.S. Government agency securities, 0.00% - 6.61% due 2/1/28 - 7/20/74; valued at $262,500)	250,000	250,000
BMO Capital Markets Corp., (4.89%, dated 9/19/24, due 11/8/24; proceeds $503,396; fully collateralized by various U.S. Government agency securities, 0.00% - 8.44% due 11/25/24 - 1/20/74; valued at $525,000) (Demand 11/7/24)	500,000	500,000
BMO Capital Markets Corp., (4.85%, dated 9/19/24, due 11/8/24; proceeds $604,042; fully collateralized by various U.S. Government agency securities, 1.30% - 9.88% due 2/1/25 - 4/25/50; valued at $618,004) (Demand 11/7/24)	600,000	600,000

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
BMO Capital Markets Corp., (4.83%, dated 10/31/24, due 11/1/24; proceeds $200,027; fully collateralized by various U.S. Government agency securities, 3.50% - 9.40% due 1/1/25 - 8/1/53; valued at $206,000)	$200,000	$200,000
BMO Harris Bank NA, (4.87%, dated 10/31/24, due 11/1/24; proceeds $250,034; fully collateralized by various U.S. Government agency securities, 0.93% - 4.00% due 10/1/27 - 9/1/51; valued at $262,846)	250,000	250,000
BNP Paribas SA, (Interest in $550,000 joint repurchase agreement, 4.87%, dated 10/31/24 under which BNP Paribas SA, will repurchase the securities provided as collateral for $550,074 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 8/20/64; valued at $565,590)	210,000	210,000
BNP Paribas SA, (5.03% (a), dated 9/2/20, due 12/5/24; proceeds $121,727; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 12/25/26 - 2/20/74 and U.S. Government obligations, 2.88% - 4.00% due 4/30/29 - 7/31/30; valued at $104,381) (Demand 11/1/24)	100,000	100,000
BNP Paribas SA, (5.03% (a), dated 3/23/21, due 12/30/24; proceeds $119,254; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 3/25/26 - 10/20/73 and U.S. Government obligations, 0.00% - 2.88% due 3/31/26 - 8/15/45; valued at $104,776) (Demand 11/1/24)	100,000	100,000
BNP Paribas SA, (5.03% (a), dated 5/6/22, due 12/30/24; proceeds $454,156; fully collateralized by various U.S. Government agency securities, 0.00% - 7.61% due 6/25/25 - 8/20/74 and U.S. Government obligations, 0.00% - 1.25% due 8/15/31 - 8/15/50; valued at $416,979) (Demand 11/1/24)	400,000	400,000
BNP Paribas SA, (5.03% (a), dated 4/8/20, due 12/5/24; proceeds $371,342; fully collateralized by various U.S. Government agency securities, 0.00% - 8.76% due 7/1/25 - 7/20/74 and U.S. Government obligations, 0.00% - 4.63% due 1/30/25 - 5/15/54; valued at $313,395) (Demand 11/1/24)	300,000	300,000
BNP Paribas SA, (4.49%, dated 10/8/24, due 4/8/25; proceeds $869,295; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 5/1/25 - 5/15/40; valued at $867,000) (Demand 11/7/24)	850,000	850,000
	Face Amount (000)	Value (000)
BNP Paribas SA, (4.95% (a), dated 2/5/24, due 2/5/25; proceeds $630,195; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 11/15/24 - 5/15/53; valued at $612,000) (Demand 11/1/24)	$600,000	$600,000
BNP Paribas SA, (4.94% (a), dated 2/21/24, due 2/21/25; proceeds $945,201; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 12/15/24 - 11/15/52; valued at $918,000) (Demand 11/1/24)	900,000	900,000
BNP Paribas SA, (4.94% (a), dated 4/23/24, due 4/23/25; proceeds $1,050,086; fully collateralized by various U.S. Government obligations, 0.00% - 5.38% due 1/15/27 - 5/15/49; valued at $1,020,000) (Demand 11/1/24)	1,000,000	1,000,000
BNP Paribas SA, (5.14%, dated 7/24/24, due 1/24/25; proceeds $1,539,407; fully collateralized by various U.S. Government obligations, 0.00% - 6.13% due 2/15/25 - 5/15/52; valued at $1,530,000) (Demand 11/7/24)	1,500,000	1,500,000
BNP Paribas SA, (4.94% (a), dated 2/13/24, due 2/13/25; proceeds $630,134; fully collateralized by various U.S. Government obligations, 0.00% - 6.50% due 11/15/24 - 5/15/53; valued at $612,000) (Demand 11/1/24)	600,000	600,000
BNP Paribas SA, (4.93% (a), dated 5/13/24, due 5/13/25; proceeds $2,099,969; fully collateralized by various U.S. Government obligations, 0.00% - 6.63% due 11/15/24 - 8/15/54; valued at $2,040,000) (Demand 11/1/24)	2,000,000	2,000,000
BNP Paribas SA, (4.94% (a), dated 2/28/24, due 2/28/25; proceeds $1,050,223; fully collateralized by various U.S. Government obligations, 0.00% - 6.75% due 1/15/25 - 2/15/52; valued at $1,020,000) (Demand 11/1/24)	1,000,000	1,000,000
BNP Paribas SA, (4.93% (a), dated 3/18/24, due 3/18/25; proceeds $944,986; fully collateralized by various U.S. Government obligations, 0.00% - 6.88% due 1/30/25 - 11/15/52; valued at $918,000) (Demand 11/1/24)	900,000	900,000
BNP Paribas SA, (4.86%, dated 10/31/24, due 11/1/24; proceeds $100,014; fully collateralized by various U.S. Government obligations, 0.38% - 4.63% due 2/28/25 - 11/30/25; valued at $102,000)	100,000	100,000
Citibank NA, (4.86%, dated 10/29/24, due 11/5/24; proceeds $500,473; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 2/20/25 - 3/20/74 and U.S. Government obligations, 0.13% - 2.38% due 1/15/25 - 7/15/31; valued at $514,987)	500,000	500,000

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Citigroup Global Markets, Inc., (4.86%, dated 10/29/24, due 11/5/24; proceeds $1,501,418; fully collateralized by various U.S. Government agency securities, 2.50% - 8.00% due 1/20/54 - 5/20/54; valued at $1,545,000)	$1,500,000	$1,500,000
Citigroup Global Markets, Inc., (5.39%, dated 6/10/24, due 12/17/24; proceeds $2,056,894; fully collateralized by various U.S. Government agency securities, 2.50% - 8.00% due 7/20/54 - 10/20/54; valued at $2,060,000) (Demand 11/7/24)	2,000,000	2,000,000
Citigroup Global Markets, Inc., (4.86%, dated 10/30/24, due 11/6/24; proceeds $1,000,945; fully collateralized by various U.S. Government agency securities, 3.50% - 8.00% due 5/20/54 - 7/20/54; valued at $1,030,000)	1,000,000	1,000,000
Citigroup Global Markets, Inc., (4.55%, dated 10/18/24, due 4/17/25; proceeds $255,719; fully collateralized by various U.S. Government agency securities, 4.50% - 7.00% due 1/1/54 - 2/1/54; valued at $257,500)	250,000	250,000
Citigroup Global Markets, Inc., (4.58%, dated 10/11/24, due 4/10/25; proceeds $204,605; fully collateralized by various U.S. Government agency securities, 5.00% - 7.50% due 2/1/54; valued at $206,000)	200,000	200,000
Citigroup Global Markets, Inc., (5.10%, dated 7/11/24, due 6/12/25; proceeds $523,800; fully collateralized by various U.S. Government agency securities, 5.50% - 7.00% due 2/1/54; valued at $515,000)	500,000	500,000
Citigroup Global Markets, Inc., (5.20%, dated 7/16/24, due 1/16/25; proceeds $102,658; fully collateralized by various U.S. Government agency securities, 6.00% - 6.50% due 2/1/54; valued at $103,000)	100,000	100,000
Citigroup Global Markets, Inc., (4.85%, dated 10/30/24, due 11/6/24; proceeds $800,754; fully collateralized by various U.S. Government obligations, 1.25% - 4.00% due 1/31/28 - 6/30/28; valued at $816,000)	800,000	800,000
Citigroup Global Markets, Inc., (4.88%, dated 10/31/24, due 11/1/24; proceeds $500,068; fully collateralized by various U.S. Government obligations, 2.75% - 4.00% due 11/30/27 - 6/30/28; valued at $510,000)	500,000	500,000
Citigroup Global Markets, Inc., (4.83% (a), dated 10/9/24, due 2/10/25; proceeds $406,655; fully collateralized by various U.S. Government obligations, 2.75% - 4.00% due 2/15/28 - 6/30/28; valued at $408,000) (Demand 11/1/24)	400,000	400,000
	Face Amount (000)	Value (000)
Credit Agricole Corporate and Investment Bank, (4.86%, dated 10/31/24, due 11/1/24; proceeds $44,006; fully collateralized by a U.S. Government obligation, 0.88% due 11/15/30; valued at $44,880)	$44,000	$44,000
Credit Agricole Corporate and Investment Bank, (Interest in $300,000 joint repurchase agreement, 4.86%, dated 10/31/24 under which Credit Agricole Corporate and Investment Bank, will repurchase the securities provided as collateral for $300,041 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 4/30/28; valued at $306,000)	300,000	300,000
Credit Agricole Corporate and Investment Bank, (4.53%, dated 10/10/24, due 4/8/25; proceeds $460,193; fully collateralized by various U.S. Government obligations, 0.75% - 4.50% due 6/30/26 - 5/15/34; valued at $459,000)	450,000	450,000
Credit Agricole Corporate and Investment Bank, (4.84%, dated 9/20/24, due 11/8/24; proceeds $402,635; fully collateralized by various U.S. Government obligations, 3.50% - 4.13% due 9/30/27 - 4/30/30; valued at $408,000) (Demand 11/7/24)	400,000	400,000
Credit Agricole Corporate and Investment Bank, (4.86%, dated 10/31/24, due 11/1/24; proceeds $660,089; fully collateralized by various U.S. Government obligations, 4.00% - 4.63% due 5/15/44 - 11/15/52; valued at $673,200)	660,000	660,000
Daiwa Capital Markets America, Inc., (4.87%, dated 10/31/24, due 11/1/24; proceeds $1,000,135; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 8/22/25 - 9/1/57 and U.S. Government obligations, 0.00% - 4.75% due 1/23/25 - 5/15/54; valued at $1,029,306)	1,000,000	1,000,000
Daiwa Capital Markets America, Inc., (4.86%, dated 10/31/24, due 11/1/24; proceeds $300,041; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 7/31/25 - 2/15/52; valued at $306,041)	300,000	300,000
Deutsche Bank Securities, Inc., (4.86%, dated 10/31/24, due 11/1/24; proceeds $1,000,135; fully collateralized by various U.S. Government agency securities, 0.00% - 7.13% due 11/4/24 - 3/23/40 and U.S. Government obligations, 0.00% - 2.88% due 11/15/24 - 5/15/52; valued at $1,020,004)	1,000,000	1,000,000
HSBC Securities USA, Inc., (4.86%, dated 10/31/24, due 11/1/24; proceeds $150,020; fully collateralized by various U.S. Government obligations, 0.00% - 2.63% due 10/15/25 - 8/15/53; valued at $153,021)	150,000	150,000

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
JP Morgan Securities LLC, (4.86%, dated 10/31/24, due 11/1/24; proceeds $500,068; fully collateralized by various U.S. Government agency securities, 0.00% - 10.16% due 10/25/28 - 1/16/60; valued at $525,071)	$500,000	$500,000
JP Morgan Securities LLC, (4.97% (a), dated 4/28/22, due 1/30/25; proceeds $341,748; fully collateralized by various U.S. Government agency securities, 0.00% - 5.50% due 4/25/26 - 6/16/65; valued at $316,358) (Demand 11/1/24)	300,000	300,000
JP Morgan Securities LLC, (4.97% (a), dated 5/23/22, due 1/30/25; proceeds $567,854; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 4/25/27 - 8/16/64; valued at $527,264) (Demand 11/1/24)	500,000	500,000
JP Morgan Securities LLC, (4.97% (a), dated 6/1/22, due 1/30/25; proceeds $567,233; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 9/25/25 - 7/16/65; valued at $527,264) (Demand 11/1/24)	500,000	500,000
JP Morgan Securities LLC, (4.97% (a), dated 8/17/21, due 1/30/25; proceeds $1,321,004; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 4/25/25 - 12/16/66; valued at $1,186,343) (Demand 11/1/24)	1,125,000	1,125,000
JP Morgan Securities LLC - Fixed Income Clearing Corp., (4.87%, dated 10/31/24, due 11/1/24; proceeds $7,350,994; fully collateralized by various U.S. Government agency securities, 1.50% - 8.50% due 7/20/26 - 11/15/66; valued at $7,571,524)	7,350,000	7,350,000
JP Morgan Securities LLC - Fixed Income Clearing Corp., (4.86%, dated 10/31/24, due 11/1/24; proceeds $3,100,419; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 3/20/25 - 1/31/29; valued at $3,162,427)	3,100,000	3,100,000
MUFG Securities (Canada) Ltd., (4.88%, dated 10/31/24, due 11/1/24; proceeds $1,825,247; fully collateralized by various U.S. Government agency securities, 1.47% - 6.50% due 11/1/24 - 9/20/54 and U.S. Government obligations, 0.00% - 6.38% due 11/30/24 - 5/15/52; valued at $1,875,919)	1,825,000	1,825,000
MUFG Securities Americas, Inc., (5.25%, dated 7/11/24, due 1/31/25; proceeds $154,463; fully collateralized by various U.S. Government agency securities, 1.50% - 6.50% due 2/1/25 - 10/1/54; valued at $159,016)	150,000	150,000
MUFG Securities Americas, Inc., (4.88%, dated 10/31/24, due 11/1/24; proceeds $975,132; fully collateralized by various U.S. Government agency securities, 1.50% - 7.00% due 6/1/28 - 11/1/54; valued at $1,004,386)	975,000	975,000
	Face Amount (000)	Value (000)
MUFG Securities Americas, Inc., (4.86%, dated 10/31/24, due 11/1/24; proceeds $140,019; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 8/15/47 - 8/15/53; valued at $142,819)	$140,000	$140,000
Natixis SA, (Interest in $500,000 joint repurchase agreement, 4.87%, dated 10/31/24 under which Natixis SA, will repurchase the securities provided as collateral for $500,068 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 9/15/65; valued at $511,930)	100,000	100,000
Natixis SA, (4.88%, dated 10/31/24, due 11/7/24; proceeds $2,001,898; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 12/1/27 - 9/15/65; valued at $2,058,796)	2,000,000	2,000,000
Natixis SA, (5.08%, dated 8/1/24, due 1/28/25; proceeds $512,700; fully collateralized by various U.S. Government agency securities, 1.95% - 7.10% due 1/1/29 - 11/1/54 and U.S. Government obligations, 0.00% - 4.88% due 1/9/25 - 2/15/54; valued at $511,440) (Demand 11/7/24)	500,000	500,000
Natixis SA, (Interest in $1,800,000 joint repurchase agreement, 4.86%, dated 10/31/24 under which Natixis SA, will repurchase the securities provided as collateral for $1,800,243 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/54; valued at $1,836,000)	200,000	200,000
Natixis SA, (4.86%, dated 10/31/24, due 11/1/24; proceeds $700,095; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 11/15/24 - 2/15/54; valued at $714,000)	700,000	700,000
Natixis SA, (4.86% (a), dated 12/8/21, due 11/7/24; proceeds $85,783; fully collateralized by various U.S. Government agency securities, 0.00% - 7.00% due 2/25/27 - 4/1/56 and U.S. Government obligations, 0.00% - 4.88% due 11/15/24 - 5/15/53; valued at $77,251) (Demand 11/1/24)	75,000	75,000
NatWest Markets Securities, Inc., (4.86%, dated 10/29/24, due 11/5/24; proceeds $950,898; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 10/1/33 - 9/1/54; valued at $979,425)	950,000	950,000
NatWest Markets Securities, Inc., (4.87%, dated 10/31/24, due 11/1/24; proceeds $850,115; fully collateralized by various U.S. Government agency securities, 4.50% - 6.00% due 9/1/48 - 6/1/54; valued at $875,618)	850,000	850,000

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
NatWest Markets Securities, Inc., (4.86%, dated 10/31/24, due 11/1/24; proceeds $300,041; fully collateralized by various U.S. Government obligations, 0.63% - 4.88% due 4/30/26 - 2/15/33; valued at $306,041)	$300,000	$300,000
Nomura Securities International, Inc., (4.87%, dated 10/31/24, due 11/1/24; proceeds $994,134; fully collateralized by various U.S. Government agency securities, 0.50% - 4.50% due 4/14/25 - 9/1/52 and U.S. Government obligations, 0.00% - 4.25% due 5/15/25 - 8/15/54; valued at $1,014,900)	994,000	994,000
Norinchukin Bank, (4.87%, dated 10/31/24, due 11/1/24; proceeds $150,020; fully collateralized by a U.S. Government obligation, 3.50% due 4/30/28; valued at $152,994)	150,000	150,000
Norinchukin Bank, (4.87%, dated 10/31/24, due 11/7/24; proceeds $1,073,015; fully collateralized by various U.S. Government obligations, 3.38% - 4.63% due 4/30/28 - 2/15/44; valued at $1,091,021)	1,072,000	1,072,000
Northern Trust Co. - Fixed Income Clearing Corp., (4.85%, dated 10/31/24, due 11/1/24; proceeds $500,067; fully collateralized by various U.S. Government obligations, 3.50% - 4.13% due 2/28/30 - 7/31/31; valued at $510,000)	500,000	500,000
Northwestern Mutual Life Insurance Company, (4.88%, dated 10/31/24, due 11/1/24; proceeds $1,000,136; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 12/1/39 - 7/1/53; valued at $1,030,000)	1,000,000	1,000,000
Prudential Legacy Insurance Company of New Jersey, (4.87%, dated 10/31/24, due 11/1/24; proceeds $694,242; fully collateralized by various U.S. Government obligations, 0.00% - 4.75% due 2/15/38 - 11/15/53; valued at $708,031)	694,148	694,148
Royal Bank of Canada, (5.02%, dated 3/21/24, due 2/28/25; proceeds $1,047,969; fully collateralized by various U.S. Government agency securities, 1.39% - 8.00% due 1/1/27 - 9/1/61; valued at $1,030,000) (Demand 11/7/24)	1,000,000	1,000,000
Royal Bank of Canada, (5.08%, dated 7/31/24, due 1/31/25; proceeds $2,051,929; fully collateralized by various U.S. Government agency securities, 1.50% - 7.00% due 2/1/26 - 6/1/56; valued at $2,060,000) (Demand 11/7/24)	2,000,000	2,000,000
Royal Bank of Canada, (5.27%, dated 5/9/24, due 1/2/25; proceeds $517,420; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 10/1/45 - 11/1/54; valued at $515,000) (Demand 11/7/24)	500,000	500,000
	Face Amount (000)	Value (000)
Santander U.S. Capital Markets LLC, (4.87%, dated 10/31/24, due 11/1/24; proceeds $250,034; fully collateralized by various U.S. Government agency securities, 0.00% - 6.20% due 1/15/26 - 4/22/44 and U.S. Government obligations, 0.00% - 4.74% due 11/19/24 - 11/30/29; valued at $255,000)	$250,000	$250,000
Santander U.S. Capital Markets LLC, (4.90%, dated 10/31/24, due 11/1/24; proceeds $200,027; fully collateralized by various U.S. Government agency securities, 0.00% - 6.50% due 1/20/47 - 7/16/65; valued at $210,000)	200,000	200,000
Santander U.S. Capital Markets LLC, (4.86%, dated 10/31/24, due 11/1/24; proceeds $200,027; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 11/12/24 - 11/30/29; valued at $204,000)	200,000	200,000
Societe Generale SA, (4.87%, dated 10/31/24, due 11/1/24; proceeds $4,100,555; fully collateralized by various U.S. Government agency securities, 1.50% - 7.50% due 4/1/26 - 1/1/58; valued at $4,223,571)	4,100,000	4,100,000
Societe Generale SA, (5.20%, dated 7/29/24, due 1/30/25; proceeds $102,672; fully collateralized by various U.S. Government obligations, 2.25% - 2.88% due 5/15/43 - 8/15/49; valued at $104,726)	100,000	100,000
State Street Bank - Fixed Income Clearing Corp., (4.87%, dated 10/31/24, due 11/1/24; proceeds $2,000,271; fully collateralized by various U.S. Government obligations, 0.13% - 4.38% due 12/31/30 - 2/15/47; valued at $2,040,000)	2,000,000	2,000,000
TD Securities USA LLC, (4.86%, dated 10/25/24, due 11/1/24; proceeds $500,473; fully collateralized by various U.S. Government agency securities, 2.50% - 7.50% due 10/1/48 - 4/1/54; valued at $515,000)	500,000	500,000
TD Securities USA LLC, (4.87%, dated 10/31/24, due 11/1/24; proceeds $1,000,135; fully collateralized by various U.S. Government obligations, 0.00% - 5.50% due 11/15/24 - 8/15/54; valued at $1,020,000)	1,000,000	1,000,000
Wells Fargo Securities LLC, (4.86%, dated 10/31/24, due 11/1/24; proceeds $250,034; fully collateralized by a U.S. Government agency security, 2.50% due 5/20/52; valued at $257,500)	250,000	250,000
Wells Fargo Securities LLC, (Interest in $4,400,000 joint repurchase agreement, 4.87%, dated 10/31/24 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $4,400,595 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 10/20/54; valued at $4,526,430)	3,000,000	3,000,000

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Wells Fargo Securities LLC, (4.87%, dated 10/31/24, due 11/7/24; proceeds $500,473; fully collateralized by various U.S. Government agency securities, 1.50% - 7.00% due 3/1/27 - 10/1/54; valued at $515,000)	$500,000	$500,000
Wells Fargo Securities LLC, (4.98%, dated 9/11/24, due 1/3/25; proceeds $203,154; fully collateralized by various U.S. Government agency securities, 4.94% - 4.95% due 7/2/26 - 7/10/26; valued at $204,000)	200,000	200,000
Wells Fargo Securities LLC, (4.98%, dated 9/11/24, due 1/3/25; proceeds $304,731; fully collateralized by various U.S. Government agency securities, 4.95% - 4.97% due 11/14/24 - 9/9/26; valued at $306,001)	300,000	300,000
Total Repurchase Agreements (Cost $75,324,148)		75,324,148
U.S. Agency Securities (12.5%)
Federal Farm Credit Bank,
1.67%, 2/14/25	38,500	38,120
1.75%, 2/14/25	52,772	52,264
4.63%, 1/27/25	170,925	170,867
4.75%, 1/24/25 - 2/28/25	361,560	361,506
4.88%, 1/17/25 - 2/21/25	596,425	596,282
SOFR + 0.13%, 4.94%, 7/16/26 - 8/28/26 (a)	260,000	260,000
SOFR + 0.14%, 4.95%, 9/9/26 - 10/23/26 (a)	860,000	860,000
4.96%, 5/21/26 - 5/28/26 (a)	241,000	241,000
SOFR + 0.15%, 4.96%, 9/3/26 - 9/17/26 (a)	469,000	469,000
SOFR + 0.14%, 4.96%, 11/4/26 (a)(b)	240,000	240,000
SOFR + 0.16%, 4.97%, 5/2/25 - 10/1/26 (a)	699,015	699,015
SOFR + 0.17%, 4.98%, 1/9/26 (a)	711,000	711,000
5.00%, 1/7/25 - 3/6/25	352,925	352,902
SOFR + 0.19%, 5.00%, 6/20/25 (a)	369,754	369,754
SOFR + 0.20%, 5.01%, 12/5/24 - 6/9/25 (a)	679,100	679,100
Federal Reserve Bank Prime Loan Rate - 2.99%, 5.01%, 6/18/26 (a)	99,000	99,000
5.01%, 10/2/26 (a)	48,000	48,000
5.04%, 6/26/25 (c)	47,000	45,515
5.13%, 5/9/25	23,695	23,693
5.13%, 5/29/25 (c)	47,000	45,666
5.25%, 12/13/24	233,000	232,997
5.30%, 11/14/24 (c)	95,000	94,827
Federal Home Loan Bank,
2.23%, 3/28/25	86,000	84,995
3.30%, 12/27/24 (b)(c)	835,000	829,034
4.69%, 11/22/24 (c)	148,000	147,596
4.78%, 1/17/25 (c)	192,000	190,127
4.80%, 1/28/25 (c)	238,000	235,335
4.84%, 1/3/25	238,000	237,991
4.85%, 1/17/25 - 1/27/25(c)	473,000	470,347
4.91%, 11/7/24 (c)	239,000	238,812
4.92%, 11/15/24 (c)	907,000	905,337
4.95%, 2/3/25 (c)	476,000	470,134
SOFR + 0.14%, 4.95%, 7/16/26 - 7/22/26 (a)	1,080,000	1,080,000
4.97%, 2/20/25 (c)	245,000	241,419
SOFR + 0.16%, 4.97%, 8/20/26 (a)	286,000	286,000
	Face Amount (000)	Value (000)
4.98%, 1/23/25 (c)	$798,000	$789,172
SOFR + 0.17%, 4.98%, 2/20/26 - 8/20/26 (a)	1,151,000	1,151,000
SOFR + 0.18%, 4.99%, 9/18/26 (a)	240,000	240,000
5.00%, 2/10/25 - 3/28/25 (c)	885,000	871,313
SOFR + 0.19%, 5.00%, 10/30/25 - 9/24/26 (a)	672,000	672,000
SOFR + 0.20%, 5.01%, 11/13/25 - 1/13/26 (a)	1,509,000	1,509,000
SOFR + 0.21%, 5.02%, 11/25/25 (a)	192,000	192,000
5.04%, 2/14/25 - 2/25/25 (c)	429,000	422,642
5.05%, 2/7/25 (c)	238,000	234,884
5.14%, 11/29/24 (c)	245,000	244,058
5.16%, 4/10/25 (c)	96,000	93,909
Federal Home Loan Mortgage Corp.,
4.32%, 3/21/25	149,000	148,599
SOFR + 0.14%, 4.95%, 10/16/26 - 10/29/26 (a)	274,000	274,000
Federal National Mortgage Association,
SOFR + 0.14%, 4.95%, 10/23/26 (a)	318,000	318,000
Tennessee Valley Authority,
0.75%, 5/15/25	65,314	63,799
Total U.S. Agency Securities (Cost $19,332,011)		19,332,011
U.S. Treasury Securities (31.9%)
U.S. Treasury Bill,
2.28%, 2/11/25 (d)	1,480,000	1,461,387
3.99%, 10/2/25 (d)	591,000	569,983
4.29%, 10/30/25 (d)	295,000	282,804
4.35%, 9/4/25 (d)	292,000	281,666
4.38%, 4/3/25 (d)	1,104,000	1,084,168
4.44%, 3/27/25 (d)	883,000	867,643
4.47%, 4/10/25 - 4/24/25 (d)	2,586,000	2,534,558
4.49%, 4/17/25 (d)	2,245,000	2,199,900
4.50%, 5/1/25 (d)	3,321,000	3,248,580
4.66%, 1/21/25 (d)	555,000	549,347
4.69%, 12/24/24 (d)	1,113,000	1,105,473
4.70%, 3/13/25 (d)	924,000	908,652
4.75%, 1/23/25 (d)	729,000	721,266
4.86%, 2/27/25 (d)	2,063,000	2,031,358
4.87%, 1/14/25 (d)	2,239,000	2,217,230
4.93%, 2/20/25 (d)	785,000	773,575
4.94%, 1/7/25 (d)	692,000	685,819
4.98%, 12/19/24 (d)	1,670,000	1,659,227
5.02%, 7/10/25 (d)	89,000	86,037
5.03%, 12/31/24 (d)	368,000	365,005
5.05%, 1/30/25 (d)	1,494,330	1,476,176
5.06%, 3/20/25 (d)	226,000	221,803
5.16%, 6/12/25 (d)	1,131,000	1,096,656
5.17%, 5/15/25 (d)	1,028,000	1,000,663
5.19%, 1/16/25 (d)	2,011,000	1,989,822
5.22%, 1/2/25 (d)	2,151,000	2,132,376
5.25%, 12/3/24 (d)	2,048,000	2,038,733
5.28%, 11/26/24 (d)	959,000	955,592
5.29%, 11/19/24 - 1/9/25 (d)	1,853,611	1,838,059

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Government Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
5.37%, 11/5/24 (d)	$748,000	$747,567
5.38%, 12/12/24 (d)	1,442,000	1,433,519
U.S. Treasury Notes,
0.25%, 6/30/25 - 7/31/25	299,000	289,219
0.50%, 3/31/25	370,780	364,233
0.75%, 11/15/24	1,156,000	1,154,077
1.75%, 3/15/25	404,000	399,469
2.63%, 4/15/25	293,000	289,966
2.75%, 5/15/25	303,667	299,876
2.88%, 6/15/25	121,000	119,400
3.13%, 8/15/25	118,000	116,472
3.88%, 4/30/25	297,000	295,289
4.25%, 12/31/24 - 5/31/25	421,000	420,171
4.50%, 11/15/25	177,000	177,502
3 Month Treasury Money Market Yield + 0.13%, 4.69%, 7/31/25 (a)	105,000	105,024
3 Month Treasury Money Market Yield + 0.15%, 4.71%, 4/30/26 (a)	1,260,000	1,260,023
3 Month Treasury Money Market Yield + 0.17%, 4.73%, 4/30/25 - 10/31/25 (a)	1,004,000	1,004,553
3 Month Treasury Money Market Yield + 0.18%, 4.74%, 7/31/26 (a)(b)	2,733,850	2,730,973
3 Month Treasury Money Market Yield + 0.21%, 4.77%, 10/31/26 (a)(b)	707,000	707,006
3 Month Treasury Money Market Yield + 0.25%, 4.81%, 1/31/26 (a)	794,000	794,637
4.88%, 11/30/25 (b)	234,000	235,299
5.00%, 10/31/25	147,000	148,048
Total U.S. Treasury Securities (Cost $49,475,881)		49,475,881
Total Investments (92.9%) (Cost $144,132,040) (e)(f)		144,132,040
Other Assets in Excess of Liabilities (7.1%)		10,975,987
Net Assets (100.0%)		$155,108,027

(a)  Floating or variable rate securities: The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(d)  Rate shown is the yield to maturity at October 31, 2024.

(e)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	52.3%
U.S. Treasury Securities	34.3
U.S. Agency Securities	13.4
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments

Government Securities Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreement (23.5%)
Federal Reserve Bank of New York, (4.80%, dated 10/31/24, due 11/1/24; proceeds $1,213,162; fully collateralized by various U.S. Government obligations, 1.63% - 2.88% due 5/15/29 - 5/15/32; valued at $1,213,162) (Cost $1,213,000)	$1,213,000	$1,213,000
U.S. Agency Securities (18.8%)
Federal Farm Credit Bank,
1.67%, 2/14/25	1,000	990
1.75%, 2/14/25	2,000	1,981
4.63%, 1/27/25	6,000	5,998
4.75%, 1/24/25 - 2/28/25	14,000	13,998
4.88%, 1/17/25 - 2/21/25	26,000	25,994
SOFR + 0.13%, 4.94%, 7/16/26 (a)	8,000	8,000
SOFR + 0.14%, 4.95%, 9/9/26 - 10/23/26 (a)	19,000	19,000
4.96%, 5/21/26 - 5/28/26 (a)	7,000	7,000
SOFR + 0.15%, 4.96%, 9/3/26 - 9/17/26 (a)	17,000	17,000
SOFR + 0.14%, 4.96%, 11/4/26 (a)(b)	8,000	8,000
SOFR + 0.16%, 4.97%, 5/2/25 - 10/1/26 (a)	23,960	23,960
SOFR + 0.17%, 4.98%, 1/9/26 (a)	25,000	25,000
5.00%, 1/7/25 - 3/6/25	14,000	13,999
SOFR + 0.19%, 5.00%, 6/20/25 (a)	13,244	13,244
SOFR + 0.20%, 5.01%, 6/9/25 (a)	17,400	17,400
5.01%, 10/2/26 (a)	2,000	2,000
5.04%, 6/26/25 (c)	2,000	1,937
5.13%, 5/9/25 - 5/29/25(c)	3,000	2,943
5.25%, 12/13/24	9,000	9,000
5.30%, 11/14/24 (c)	4,000	3,993
Federal Home Loan Bank,
2.23%, 3/28/25	3,000	2,965
3.30%, 12/27/24 (b)(c)	28,000	27,800
4.69%, 11/22/24 (c)	100,000	99,727
4.78%, 1/17/25 (c)	7,000	6,932
4.80%, 1/28/25 (c)	10,000	9,888
4.81%, 12/30/24 (a)	100,000	100,000
SOFR + 0.01%, 4.82%, 11/29/24 (a)	100,000	100,000
4.84%, 1/3/25	10,000	10,000
4.85%, 1/17/25 - 1/27/25(c)	23,000	22,865
4.91%, 11/7/24 (c)	9,000	8,993
4.92%, 11/15/24 (c)	37,000	36,932
4.95%, 1/23/25 - 2/3/25 (c)	46,000	45,469
SOFR + 0.14%, 4.95%, 7/16/26 - 7/22/26 (a)	62,000	62,000
4.97%, 2/20/25 (c)	4,000	3,941
SOFR + 0.16%, 4.97%, 8/20/26 (a)	12,000	12,000
SOFR + 0.17%, 4.98%, 2/20/26 - 8/20/26 (a)	30,000	30,000
SOFR + 0.18%, 4.99%, 9/18/26 (a)	8,000	8,000
5.00%, 2/10/25 - 3/28/25 (c)	34,000	33,480
SOFR + 0.19%, 5.00%, 10/30/25 - 9/24/26 (a)	23,000	23,000
SOFR + 0.20%, 5.01%, 11/13/25 - 1/13/26 (a)	59,000	59,000
SOFR + 0.21%, 5.02%, 11/25/25 (a)	7,000	7,000
5.04%, 2/14/25 - 2/25/25 (c)	18,000	17,733
5.05%, 2/7/25 (c)	10,000	9,869
5.14%, 11/29/24 (c)	10,000	9,961
5.16%, 4/10/25 (c)	3,000	2,935
	Face Amount (000)	Value (000)
Tennessee Valley Authority, 0.75%, 5/15/25	$2,000	$1,954
Total U.S. Agency Securities (Cost $973,881)		973,881
U.S. Treasury Securities (57.6%)
U.S. Treasury Bill,
2.28%, 2/11/25 (d)	48,000	47,396
3.99%, 10/2/25 (d)	21,000	20,254
4.29%, 10/30/25 (d)	10,000	9,586
4.35%, 9/4/25 (d)	11,000	10,611
4.38%, 4/3/25 (d)	39,000	38,299
4.44%, 3/27/25 (d)	31,000	30,461
4.47%, 4/10/25 - 4/24/25 (d)	86,000	84,289
4.50%, 4/17/25 - 5/1/25 (d)	189,000	185,001
4.66%, 1/21/25 (d)	20,000	19,796
4.69%, 12/24/24 (d)	37,000	36,750
4.70%, 3/13/25 (d)	32,000	31,469
4.72%, 11/12/24 - 1/23/25 (d)	77,000	76,643
4.74%, 11/7/24 (d)	105,000	104,918
4.77%, 11/26/24 (d)	555,684	553,876
4.79%, 11/19/24 (d)	510,000	508,799
4.86%, 2/27/25 (d)	71,000	69,910
4.87%, 1/14/25 (d)	77,000	76,251
4.92%, 2/20/25 (d)	52,000	51,243
4.95%, 1/7/25 (d)	25,000	24,776
4.98%, 12/19/24 (d)	57,000	56,633
5.02%, 7/10/25 (d)	3,000	2,900
5.03%, 12/31/24 (d)	15,000	14,878
5.05%, 1/30/25 (d)	59,000	58,284
5.06%, 3/20/25 (d)	8,000	7,851
5.12%, 1/2/25 (d)	89,000	88,243
5.14%, 1/9/25 (d)	67,427	66,786
5.16%, 6/12/25 (d)	39,000	37,816
5.17%, 5/15/25 (d)	34,000	33,098
5.19%, 1/16/25 (d)	63,000	62,337
5.25%, 12/3/24 (d)	75,000	74,661
5.37%, 11/5/24 (d)	26,000	25,986
5.38%, 12/12/24 (d)	51,000	50,700
U.S. Treasury Notes,
0.25%, 6/30/25 - 7/31/25	10,000	9,673
0.50%, 3/31/25	14,660	14,401
0.75%, 11/15/24	43,000	42,929
1.75%, 3/15/25	17,000	16,809
2.63%, 4/15/25	10,000	9,896
2.75%, 5/15/25	11,833	11,686
2.88%, 6/15/25	4,000	3,947
3.13%, 8/15/25	4,000	3,948
3.88%, 4/30/25	10,000	9,942
4.25%, 12/31/24 - 5/31/25	18,000	17,966
4.50%, 11/15/25	6,000	6,017
3 Month Treasury Money Market Yield + 0.13%, 4.69%, 7/31/25 (a)	6,000	6,001
3 Month Treasury Money Market Yield + 0.15%, 4.71%, 4/30/26 (a)	48,000	48,001
The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Government Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
3 Month Treasury Money Market Yield + 0.17%, 4.73%, 4/30/25 - 10/31/25 (a)	$38,000	$38,022
3 Month Treasury Money Market Yield + 0.18%, 4.74%, 7/31/26 (a)(b)	100,000	99,895
3 Month Treasury Money Market Yield + 0.20%, 4.76%, 1/31/25 (a)	18,000	18,007
3 Month Treasury Money Market Yield + 0.21%, 4.77%, 10/31/26 (a)(b)	22,000	22,000
3 Month Treasury Money Market Yield + 0.25%, 4.81%, 1/31/26 (a)	29,000	29,023
4.88%, 11/30/25 (b)	5,000	5,028
5.00%, 10/31/25	5,000	5,036
Total U.S. Treasury Securities (Cost $2,978,728)		2,978,728
Total Investments (99.9%) (Cost $5,165,609) (e)(f)		5,165,609
Other Assets in Excess of Liabilities (0.1%)		4,418
Net Assets (100.0%)		$5,170,027

(a)  Floating or variable rate securities: The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(d)  Rate shown is the yield to maturity at October 31, 2024.

(e)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	57.7%
Repurchase Agreement	23.5
U.S. Agency Securities	18.8
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (53.2%)
Bank of America Securities, Inc., (5.17%, dated 7/15/24, due 1/16/25; proceeds $102,657; fully collateralized by various U.S. Government obligations, 0.00% - 1.38% due 8/31/26 - 5/15/52; valued at $102,000) (Demand 11/7/24)	$100,000	$100,000
BNP Paribas SA, (Interest in $1,100,000 joint repurchase agreement, 4.86%, dated 10/31/24 under which BNP Paribas SA, will repurchase the securities provided as collateral for $1,100,149 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 11/15/51; valued at $1,122,000)	1,100,000	1,100,000
BNP Paribas SA, (4.94% (a), dated 2/8/24, due 2/10/25; proceeds $525,249; fully collateralized by various U.S. Government obligations, 0.00% - 4.13% due 2/15/25 - 8/15/50; valued at $510,000) (Demand 11/1/24)	500,000	500,000
BNP Paribas SA, (4.93% (a), dated 3/18/24, due 3/18/25; proceeds $104,998; fully collateralized by various U.S. Government obligations, 0.00% - 4.25% due 1/30/25 - 18/15/54; valued at $102,000) (Demand 11/1/24)	100,000	100,000
BNP Paribas SA, (4.49%, dated 10/8/24, due 4/8/25; proceeds $153,405; fully collateralized by various U.S. Government obligations, 0.00% - 4.38% due 5/15/34 - 2/15/53; valued at $153,000) (Demand 11/7/24)	150,000	150,000
BNP Paribas SA, (5.14%, dated 7/24/24, due 1/24/25; proceeds $513,136; fully collateralized by various U.S. Government obligations, 0.00% - 4.50% due 11/7/24 - 2/15/54; valued at $510,000) (Demand 11/7/24)	500,000	500,000
BNP Paribas SA, (4.95% (a), dated 2/5/24, due 2/5/25; proceeds $157,549; fully collateralized by various U.S. Government obligations, 0.00% - 4.88% due 5/31/25 - 2/15/53; valued at $153,000) (Demand 11/1/24)	150,000	150,000
BNP Paribas SA, (4.94% (a), dated 2/13/24, due 2/13/25; proceeds $420,089; fully collateralized by various U.S. Government obligations, 0.00% - 5.25% due 1/16/25 - 8/15/47; valued at $408,000) (Demand 11/1/24)	400,000	400,000
BNP Paribas SA, (4.94% (a), dated 2/21/24, due 2/21/25; proceeds $105,022; fully collateralized by various U.S. Government obligations, 0.00% - 5.25% due 3/31/26 - 5/15/53; valued at $102,000) (Demand 11/1/24)	100,000	100,000
Citigroup Global Markets, Inc., (5.11%, dated 8/22/24, due 12/23/24; proceeds $254,365; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 1/30/25 - 9/30/25; valued at $255,000)	250,000	250,000
	Face Amount (000)	Value (000)
Citigroup Global Markets, Inc., (4.83% (a), dated 10/9/24, due 2/10/25; proceeds $203,327; fully collateralized by various U.S. Government obligations, 1.00% - 2.88% due 6/30/28 - 8/15/28; valued at $204,000) (Demand 11/1/24)	$200,000	$200,000
Citigroup Global Markets, Inc., (4.85%, dated 10/30/24, due 11/6/24; proceeds $200,189; fully collateralized by various U.S. Government obligations, 1.00% - 2.88% due 6/30/28 - 8/15/28; valued at $204,000)	200,000	200,000
Citigroup Global Markets, Inc., (5.30%, dated 7/22/24, due 11/22/24; proceeds $865,392; fully collateralized by various U.S. Government obligations, 1.00% - 4.13% due 2/29/28 - 8/15/28; valued at $867,000)	850,000	850,000
Citigroup Global Markets, Inc., (4.88%, dated 10/31/24, due 11/1/24; proceeds $250,034; fully collateralized by various U.S. Government obligations, 2.50% - 3.13% due 2/15/45 - 5/15/48; valued at $255,000)	250,000	250,000
Credit Agricole Corporate and Investment Bank, (4.84%, dated 9/20/24, due 11/8/24; proceeds $100,659; fully collateralized by a U.S. Government obligation, 3.63% due 5/31/28; valued at $102,000) (Demand 11/7/24)	100,000	100,000
Credit Agricole Corporate and Investment Bank, (4.53%, dated 10/10/24, due 4/8/25; proceeds $51,133; fully collateralized by a U.S. Government obligation, 4.25% due 6/30/31; valued at $51,000)	50,000	50,000
Credit Agricole Corporate and Investment Bank, (4.84%, dated 9/19/24, due 11/8/24; proceeds $503,361; fully collateralized by various U.S. Government obligations, 1.88% - 4.63% due 2/28/26 - 2/15/32; valued at $510,000) (Demand 11/7/24)	500,000	500,000
HSBC Securities USA, Inc., (4.86%, dated 10/31/24, due 11/1/24; proceeds $100,014; fully collateralized by various U.S. Government obligations, 0.00% due 5/15/38 - 5/15/53; valued at $102,014)	100,000	100,000
JP Morgan Securities LLC, (4.83% (a), dated 7/17/24, due 11/7/24; proceeds $1,522,741; fully collateralized by various U.S. Government obligations, 0.00% - 3.25% due 2/15/25 - 8/15/29; valued at $1,536,412) (Demand 11/1/24)	1,500,000	1,500,000
JP Morgan Securities LLC - Fixed Income Clearing Corp., (4.86%, dated 10/31/24, due 11/1/24; proceeds $5,500,743; fully collateralized by various U.S. Government obligations, 0.38% - 4.50% due 1/31/25 - 8/15/52; valued at $5,610,757)	5,500,000	5,500,000
MUFG Securities Americas, Inc., (5.19%, dated 7/23/24, due 1/31/25; proceeds $102,768; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 5/15/37 - 5/15/47; valued at $104,823)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Natixis SA, (Interest in $1,800,000 joint repurchase agreement, 4.86%, dated 10/31/24 under which Natixis SA, will repurchase the securities provided as collateral for $1,800,243 on 11/1/24. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 8/15/54; valued at $1,836,000)	$1,600,000	$1,600,000
Natixis SA, (4.86%, dated 10/31/24, due 11/1/24; proceeds $200,027; fully collateralized by various U.S. Government obligations, 0.00% - 4.69% due 5/15/25 - 2/15/51; valued at $204,000)	200,000	200,000
Natixis SA, (4.87%, dated 10/31/24, due 11/7/24; proceeds $500,473; fully collateralized by various U.S. Government obligations, 0.00% - 6.00% due 1/31/25 - 5/15/53; valued at $510,000)	500,000	500,000
NatWest Markets Securities, Inc., (4.86%, dated 10/31/24, due 11/1/24; proceeds $200,027; fully collateralized by various U.S. Government obligations, 0.50% - 4.25% due 12/31/25 - 7/31/31; valued at $204,028)	200,000	200,000
Norinchukin Bank, (4.87%, dated 10/31/24, due 11/1/24; proceeds $100,014; fully collateralized by a U.S. Government obligation, 3.50% due 4/30/28; valued at $102,245)	100,000	100,000
Norinchukin Bank, (4.87%, dated 10/31/24, due 11/7/24; proceeds $172,163; fully collateralized by various U.S. Government obligations, 3.38% - 3.88% due 4/30/28 - 8/15/33; valued at $175,980)	172,000	172,000
Santander U.S. Capital Markets LLC, (4.86%, dated 10/31/24, due 11/1/24; proceeds $100,014; fully collateralized by various U.S. Government obligations, 0.00% - 5.00% due 11/7/24 - 2/15/50; valued at $102,000)	100,000	100,000
Societe Generale SA, (5.20%, dated 7/29/24, due 1/30/25; proceeds $102,672; fully collateralized by a U.S. Government obligation, 2.88% due 5/15/43; valued at $104,726)	100,000	100,000
State Street Bank - Fixed Income Clearing Corp., (4.87%, dated 10/31/24, due 11/1/24; proceeds $500,068; fully collateralized by various U.S. Government obligations, 0.88% - 4.88% due 10/31/30 - 12/31/30; valued at $510,000)	500,000	500,000
Total Repurchase Agreements (Cost $16,172,000)		16,172,000
U.S. Treasury Securities (42.8%)
U.S. Treasury Bill,
2.28%, 2/11/25 (b)	308,000	304,127
3.99%, 10/2/25 (b)	120,000	115,732
4.29%, 10/30/25 (b)	60,000	57,520
4.35%, 9/4/25 (b)	59,000	56,912
	Face Amount (000)	Value (000)
4.38%, 4/3/25 (b)	$226,000	$221,941
4.44%, 3/27/25 (b)	180,000	176,869
4.47%, 4/10/25 - 4/24/25 (b)	532,000	521,423
4.49%, 4/17/25 (b)	460,000	450,763
4.50%, 5/1/25 (b)	676,000	661,259
4.66%, 1/21/25 (b)	110,000	108,880
4.69%, 12/24/24 (b)	223,000	221,492
4.70%, 3/13/25 (b)	186,000	182,911
4.83%, 1/23/25 (b)	275,000	272,064
4.86%, 2/27/25 (b)	710,000	699,113
4.87%, 1/14/25 (b)	470,000	465,430
4.92%, 2/20/25 (b)	618,000	609,000
4.94%, 1/7/25 (b)	158,000	156,589
4.97%, 12/19/24 (b)	327,000	324,893
5.02%, 7/10/25 (b)	17,000	16,434
5.03%, 12/31/24 (b)	125,000	123,983
5.05%, 1/30/25 - 3/20/25 (b)	504,000	497,082
5.16%, 6/12/25 (b)	208,000	201,684
5.17%, 5/15/25 (b)	196,000	190,787
5.19%, 1/16/25 (b)	1,011,000	1,000,351
5.22%, 1/2/25 (b)	435,000	431,236
5.25%, 12/3/24 (b)	449,000	446,968
5.28%, 11/26/24 (b)	249,000	248,115
5.29%, 11/19/24 - 1/9/25 (b)	576,548	573,098
5.37%, 11/5/24 (b)	140,000	139,920
5.38%, 12/12/24 (b)	265,000	263,442
U.S. Treasury Notes,
0.25%, 6/30/25 - 7/31/25	58,000	56,107
0.50%, 3/31/25	75,245	73,916
0.75%, 11/15/24	254,000	253,577
1.75%, 3/15/25	155,000	153,240
2.63%, 4/15/25	61,000	60,368
2.75%, 5/15/25	55,500	54,807
2.88%, 6/15/25	23,000	22,696
3.13%, 8/15/25	24,000	23,689
3.88%, 4/30/25	60,000	59,654
4.25%, 12/31/24 - 5/31/25	149,000	148,763
4.50%, 11/15/25	36,000	36,102
3 Month Treasury Money Market Yield + 0.13%, 4.69%, 7/31/25 (a)	65,000	64,980
3 Month Treasury Money Market Yield + 0.15%, 4.71%, 4/30/26 (a)	313,000	313,001
3 Month Treasury Money Market Yield + 0.17%, 4.73%, 4/30/25 - 10/31/25 (a)	424,000	424,235
3 Month Treasury Money Market Yield + 0.18%, 4.74%, 7/31/26 (a)(c)	591,000	590,388
3 Month Treasury Money Market Yield + 0.20%, 4.76%, 1/31/25 (a)	284,000	284,106
3 Month Treasury Money Market Yield + 0.21%, 4.77%, 10/31/26 (a)(c)	175,000	175,001
3 Month Treasury Money Market Yield + 0.25%, 4.81%, 1/31/26 (a)	406,000	406,442

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Treasury Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (cont'd)
4.88%, 11/30/25 (c)	$45,000	$45,250
5.00%, 10/31/25	31,000	31,221
Total U.S. Treasury Securities (Cost $13,017,561)		13,017,561
Total Investments (96.0%) (Cost $29,189,561) (d)(e)		29,189,561
Other Assets in Excess of Liabilities (4.0%)		1,211,395
Net Assets (100.0%)		$30,400,956

(a)  Floating or variable rate securities: The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  Rate shown is the yield to maturity at October 31, 2024.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(e)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Portfolio Composition

Classification	Percentage of Total Investments
Repurchase Agreements	55.4%
U.S. Treasury Securities	44.6
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments

Treasury Securities Portfolio

	Face Amount (000)	Value (000)
U.S. Treasury Securities (105.6%)
U.S. Treasury Bill,
3.99%, 10/2/25 (a)	$202,000	$194,815
4.29%, 10/30/25 (a)	101,000	96,824
4.35%, 9/4/25 (a)	103,000	99,355
4.37%, 4/3/25 (a)	750,000	736,545
4.42%, 11/12/24 (a)	5,315,000	5,307,191
4.46%, 4/24/25 (a)	250,000	244,799
4.47%, 4/10/25 (a)	450,000	441,380
4.49%, 4/17/25 - 5/1/25 (a)	909,000	890,492
4.54%, 2/4/25 (a)	700,000	691,858
4.55%, 1/16/25 - 2/18/25 (a)	550,000	543,794
4.56%, 2/11/25 - 3/4/25 (a)(b)	1,000,000	986,916
4.57%, 2/25/25 (a)	200,000	197,135
4.65%, 12/3/24 (a)	250,000	248,971
4.66%, 12/3/24 (a)(b)	2,250,000	2,241,985
4.71%, 3/13/25 (a)	450,000	442,519
4.72%, 11/7/24 (a)	1,445,000	1,443,885
4.78%, 11/26/24 - 12/12/24 (a)	6,350,535	6,326,634
4.80%, 1/21/25 (a)	250,000	247,379
4.81%, 11/19/24 - 12/5/24 (a)	6,851,000	6,826,475
4.82%, 11/29/24 - 1/2/25 (a)	3,913,000	3,893,393
4.83%, 1/23/25 (a)	300,000	296,768
4.85%, 12/24/24 (a)	1,276,000	1,267,119
4.86%, 11/21/24 - 2/27/25 (a)	1,964,000	1,952,428
4.87%, 11/14/24 (a)	2,530,000	2,525,634
4.88%, 1/14/25 - 1/30/25 (a)	317,000	313,676
4.89%, 1/9/25 (a)	550,000	545,004
4.91%, 12/3/24 (a)	287,000	285,742
4.94%, 2/20/25 (a)	857,000	844,497
4.96%, 1/7/25 - 2/6/25 (a)	399,000	395,127
4.98%, 2/13/25 (a)	200,000	197,230
4.99%, 1/16/25 (a)	835,000	826,300
5.01%, 11/5/24 (a)	2,285,000	2,283,753
5.02%, 12/31/24 - 7/10/25 (a)(b)	804,000	796,974
5.06%, 3/20/25 (a)	151,000	148,198
5.13%, 12/17/24 (a)	623,000	619,035
5.14%, 12/10/24 (a)	200,000	198,919
5.16%, 6/12/25 (a)	352,000	341,313
5.17%, 5/15/25 (a)	331,000	322,198
5.38%, 11/21/24 (a)	1,000,000	997,375
U.S. Treasury Notes,
0.25%, 6/30/25 - 7/31/25	100,000	96,730
0.50%, 3/31/25	97,000	95,293
0.75%, 11/15/24	369,000	368,386
1.75%, 12/31/24 - 3/15/25	365,000	361,562
2.63%, 4/15/25	102,000	100,944
2.75%, 5/15/25	97,167	95,954
2.88%, 6/15/25	39,000	38,484
3.13%, 8/15/25	40,000	39,482
3.88%, 4/30/25	101,000	100,419
4.25%, 12/31/24 - 5/31/25	302,000	301,556
4.50%, 11/15/25	60,000	60,170
	Face Amount (000)	Value (000)
3 Month Treasury Money Market Yield + 0.13%, 4.69%, 7/31/25 (c)	$101,000	$100,966
3 Month Treasury Money Market Yield + 0.15%, 4.71%, 4/30/26 (c)	518,000	518,001
3 Month Treasury Money Market Yield + 0.17%, 4.73%, 4/30/25 - 10/31/25 (c)	622,000	622,344
3 Month Treasury Money Market Yield + 0.18%, 4.74%, 7/31/26 (b)(c)	1,000,000	998,972
3 Month Treasury Money Market Yield + 0.20%, 4.76%, 1/31/25 (c)	482,000	482,179
3 Month Treasury Money Market Yield + 0.21%, 4.77%, 10/31/26 (b)(c)	291,000	291,002
3 Month Treasury Money Market Yield + 0.25%, 4.81%, 1/31/26 (c)	783,000	783,900
4.88%, 11/30/25 (b)	74,000	74,411
5.00%, 10/31/25	50,000	50,356
Total U.S. Treasury Securities (Cost $52,840,746)		52,840,746
Total Investments (105.6%) (Cost $52,840,746) (d)(e)		52,840,746
Liabilities in Excess of Other Assets (-5.6%)		(2,800,598)
Net Assets (100.0%)		$50,040,148

(a)  Rate shown is the yield to maturity at October 31, 2024.

(b)  All or a portion of the security is subject to delayed delivery.

(c)  Floating or variable rate securities: The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(e)  At October 31, 2024, the aggregate cost for federal income tax purposes is approximately $52,840,748,000. The aggregate gross unrealized appreciation is approximately $0 and the aggregate gross unrealized depreciation is approximately $2,000, resulting in net unrealized depreciation of approximately $2,000.

Portfolio Composition

Classification	Percentage of Total Investments
U.S. Treasury Securities	100.0%
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds ^(a) (56.2%)
City of Jacksonville, FL, Florida Pollution Control Revenue Refunding Bonds (Florida Power & Light Company Project) Series 1995 3.45%, 5/1/29	$8,500	$8,500
Clark County, NV, Airport System Revenue 3.25%, 7/1/40	5,000	5,000
Colorado Springs, CO, Utilities System, Improvement Revenue Bonds Series 2012 A 3.23%, 11/1/41	5,550	5,550
Sub Lien Series 2005 A 3.26%, 11/1/35	5,500	5,500
Columbus, OH, Sewer Series 2008 B 3.05%, 6/1/32	10,000	10,000
County of Utah, UT, Utah Variable Rate Hospital Revenue Bonds Series 2016 C (IHC Health Care Services, Inc.) 3.25%, 5/15/51	12,000	12,000
Escambia County, FL, Solid Waste Disposal Revenue Bonds (Gulf Power Company Project) First Series 2009 3.40%, 4/1/39	5,000	5,000
Houston, TX, Combined Utility System First Lien, Series 2018 C 3.35%, 5/15/34	8,500	8,500
Indiana Finance Authority, IN, Environmental Refunding Revenue Bonds, Duke Energy Indiana, Inc. Project, Series 2009 A-3 3.33%, 12/1/39	5,000	5,000
JPMorgan Chase Putters/Drivers Trust, AL, Various States Certificates 5065 3.27%, 7/1/31 (b)	10,000	10,000
JPMorgan Chase Putters/Drivers Trust, SC, Various States Certificates 5076 3.27%, 9/26/31 (b)	11,943	11,943
Long Island Power Authority, NY, Electric System General Revenue Bonds Series 2023 D 3.22%, 5/1/33	5,000	5,000
Loudoun County Economic Development Authority, VA, Howard Hughes Medical Institute Series 2003 D 3.23%, 2/15/38	5,000	5,000
Massachusetts Water Resources Authority, MA, Series 2008 A-3 3.25%, 8/1/37	6,645	6,645
Metropolitan Sewerage District of Buncombe County, NC, North Carolina Sewerage System Revenue Refunding Bonds Series 2008 A 3.19%, 7/1/31	5,035	5,035
Miami-Dade County Industrial Development Authority, FL, Revenue Refunding Bonds Series 2021 3.45%, 5/1/46	6,500	6,500
	Face Amount (000)	Value (000)
New York City Municipal Water Finance Authority, NY, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2013 Series AA Subseries AA-2 Adjustable Rate Bonds 3.22%, 6/15/46	$6,000	$6,000
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Future Tax Fiscal 2013 Series A Subseries A-7 3.20%, 8/1/39	5,000	5,000
New York State Energy Research & Development Authority, NY, Consolidated Edison Co. Series 2005 Subseries A-2 3.00%, 5/1/39	6,300	6,300
Facilities Revenue Bonds, Consolidated Edison Co. Series 2005 Subseries A-2 (Mizuho Corporate Bank LOC) 3.30%, 5/1/39	5,200	5,200
Novant Health, Inc., NH, National Finance Authority Health Care Facilities Revenue BDS Novant Health Obligated Group 2024 C 3.30%, 11/1/64	5,000	5,000
Orlando Utilities Commission, FL, Utility System, Series 2008-1 3.36%, 10/1/33	5,000	5,000
Series 2015-B 3.36%, 10/1/39	6,600	6,600
Pennsylvania Turnpike Commission, PA, Second Series 2019 3.24%, 12/1/38	5,000	5,000
RBC Municipal Products Inc Trust, GA, Certificates E-155 3.28%, 1/1/27 (b)	9,000	9,000
RBC Municipal Products Inc Trust, MO, Certificates E-158 3.27%, 7/1/28 (b)	6,640	6,640
Certificates G-121 3.44%, 6/1/46 (b)	5,920	5,920
RBC Municipal Products Inc Trust, NY, Certificates E-159 3.27%, 9/1/28 (b)	8,000	8,000
RBC Municipal Products Inc Trust, OH, Certificates C-22 3.28%, 7/15/35 (b)	4,910	4,910
RBC Municipal Products Inc Trust, TX, Certificates G-124 3.27%, 9/1/43 (b)	4,800	4,800
RBC Municipal Products Inc Trust, VA, Certificates C-20 3.28%, 5/1/39 (b)	2,000	2,000
State of Texas, TX, Veterans Bonds Series 2022 3.35%, 6/1/53	5,000	5,000
Transportation Commission, Mobility Fund Series 2006-B 3.36%, 4/1/36	10,000	10,000
Tender Option Bond Trust Receipts/Certificates, AZ, Certificates 2023-BAML6007 3.39%, 4/1/56 (b)	1,900	1,900

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (cont'd)
Tender Option Bond Trust Receipts/Certificates, MA, Certificates 2024-BAML5050 3.26%, 3/1/49 (b)	$10,000	$10,000
Certificates 2023-BAML6005 3.39%, 12/1/37 (b)	5,000	5,000
The Ohio State University, OH, Variable Rate Demand General Receipts Bonds, Series 2023 A 3.20%, 6/1/43	5,000	5,000
Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Refunding Bonds Subseries 2005B-2B 3.21%, 1/1/32	5,000	5,000
Utah Water Finance Agency, UT, Series 2008 B-2 3.30%, 10/1/35	9,400	9,400
Series 2008 B 3.30%, 10/1/37	9,230	9,230
Total Weekly Variable Rate Bonds (Cost $261,073)		261,073
Daily Variable Rate Bonds ^(a) (15.9%)
City of Gainesville, FL, Utilities System 2012 Series B 4.05%, 10/1/42	1,400	1,400
City of New York, NY, General Obligation Bonds, Fiscal 2012 Series D Subseries D-3A Adjustable Rate Bonds 3.98%, 10/1/39	5,000	5,000
Franklin County, OH, CHE Trinity Health Credit Group Series 2013 3.50%, 12/1/46	5,000	5,000
Gulf Coast Industrial Development Authority Revenue Bonds, TX, Exxonmobil Corporation Series 2012 4.05%, 11/1/41	12,000	12,000
Indiana Municipal Power Agency, IN, Variable Rate Demand Power Supply System Refunding Revenue Bonds, 2019 Series B 4.03%, 1/1/42	5,000	5,000
Mississippi Business Finance Corp., MS, Gulf Opportunity Zone Industrial Development Revenue Bonds Series 2007 B (Chevron USA, Inc. Project) 4.00%, 12/1/30	8,000	8,000
New York City General Obligation Bonds, NY, Fiscal 2023 Adjustable Rate Bonds Series A Subseries A-3 4.00%, 9/1/49	5,000	5,000
New York City Transitional Finance Authority, NY, Future Tax Secured Subordinate Bonds Fiscal 2023 Series A-3 3.98%, 8/1/52	10,000	10,000
Ohio Water Development Authority Water Pollution Control Loan Fund, OH, Revenue Bonds Series 2024 C 4.00%, 12/1/54	10,800	10,800
	Face Amount (000)	Value (000)
San Antonio Water System, TX, Subordinate Lien Revenue Refunding Bonds Series 2024 A 4.03%, 5/1/54	$10,000	$10,000
State of Louisiana Gasoline And Fuels Tax Second Lien Revenue , LA, Refunding Bonds 2023 Series A-1 4.00%, 5/1/43	1,800	1,800
Total Daily Variable Rate Bonds (Cost $74,000)		74,000
Commercial Paper (c) (13.6%)
Hennepin County, MN, Series A 3.18%, 12/10/24	5,000	5,000
Lincoln Nebraska Electric, NE, Series 2020 3.40%, 2/20/25	5,000	5,000
Lower Colorado River Authority, TX, Series B 3.40%, 12/4/24	5,000	5,000
Metropolitan Government Nashville & Davidson County, TN, Series 2023 3.60%, 12/2/24	5,000	5,000
Montgomery County, MD, Series 2010 3.28%, 11/6/24	6,000	6,000
Municipal Electric Authority, GA, Series 2023 B 3.35%, 12/10/24	5,000	5,000
New York State Dorm Authority Revenue , NY, Series 2024 3.10%, 11/13/24	4,750	4,750
Ohio State Water Development Authority, OH, Water Development Revenue Series 2023 3.18%, 12/11/24	5,000	5,000
Omaha Public Power District Electric Revenue, NE, Series A 3.25%, 12/12/24	5,000	5,000
Permanent University Fund,TX, Series A 3.33%, 12/17/24	5,000	5,000
University of Texas, TX, Series A 3.10%, 5/21/25	5,000	5,000
3.15%, 2/20/25	5,536	5,536
3.85%, 11/22/24	1,800	1,800
Total Commercial Paper (Cost $63,086)		63,086
Municipal Bonds & Notes (8.8%)
County Square Redevelopment Corp., SC, Installment Purchase Revenue Bond Series 2024 5.00%, 2/9/25	2,000	2,009
Greenville County School District, SC, General Obligation Bonds Series 2024 B 5.00%, 6/24/25	5,000	5,065

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

	Face Amount (000)	Value (000)
Municipal Bonds & Notes (cont'd)
Howard County, MD, Maryland Consolidated Public Improvement Project Bonds Series 2021 A 5.00%, 8/15/25	$2,055	$2,087
Jersey City Municipal Utilities Authority Hudson County, NJ, Series 2024 B 5.00%, 5/1/25	5,000	5,026
Kansas Development Finance Authority Kansas Revolving Funds Revenue Bonds, KS, Kansas Department of Health And Environment Series 2024 SRF 5.00%, 5/1/25	5,000	5,053
Monmouth County, NJ, Improvement Authority Governmental Pooled Loan Project Notes Series 2024 4.00%, 3/14/25	5,000	5,014
School District No. 4 of Anderson County, SC, (SCSDE) Series 2024 4.00%, 3/27/25	5,000	5,015
State of Minnesota, MN, Minnesota General Obligation State Trunk Highway Bonds Series 2021 B 5.00%, 9/1/25	2,165	2,200
State of Texas General Obligation Bonds Water Financial Assistance Bonds, TX, Series 2022 A 5.00%, 8/1/25 (d)	1,625	1,648
Texas Water Development Board, TX, State Revolving Fund Revenue Bonds Series 2018 5.00%, 8/1/25	5,000	5,078
State Water Implementation Revenue Fund for Texas Revenue Bonds Series 2018 B 5.00%, 10/15/25	1,845	1,879
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax Bond Anticipation Notes Series 2022 B 5.00%, 12/16/24	1,000	1,002
Total Municipal Bonds & Notes (Cost $41,076)		41,076
Closed-End Investment Companies ^(a) (4.3%)
Nuveen AMT-Free Municipal Credit Income Fund, OT, Series 1 3.30%, 12/1/43 (b)	10,000	10,000
Nuveen AMT-Free Quality Municipal Income Fund, OT, Series 4-4895 3.29%, 9/11/26 (b)	10,000	10,000
Total Closed-End Investment Companies (Cost $20,000)		20,000
	Face Amount (000)	Value (000)
Floating Rate Note ^(a) (1.1%)
Michigan Finance Authority Hospital Revenue Bonds, MI, Trinity Health Credit Group Series 2015 4.09%, 12/1/39 (Cost $5,000)	$5,000	$5,000
Total Investments (99.9%) (Cost $464,235) (e)(f)(g)		464,235
Other Assets in Excess of Liabilities (0.1%)		591
Net Assets (100.0%)		$464,826

^  The dates disclosed are the final maturity dates. Principal owed can be recovered through demand on the interest reset dates.

(a)  Floating or variable rate securities: The rates disclosed are as of October 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The rates shown are the effective yields at the date of purchase.

(d)  All or a portion of the security is subject to delayed delivery.

(e)  Securities are available as collateral in connection with securities purchased on a forward commitment basis.

(f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(g)  At October 31, 2024, the aggregate cost for federal income tax purposes is approximately $464,235,000. The aggregate gross unrealized appreciation is approximately $0 and the aggregate gross unrealized depreciation is approximately $3,000, resulting in net unrealized depreciation of approximately $3,000.

LOC  Letter of Credit.

SCSDE  South Carolina School District Enhancement

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	56.2%
Daily Variable Rate Bonds	15.9
Commercial Paper	13.6
Municipal Bonds & Notes	8.9
Other*	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Portfolio of Investments (cont'd)

Tax-Exempt Portfolio

State/Territory	Value (000)	Percentage of Net Assets
Texas	$81,241	17.4%
New York	66,252	14.3
Ohio	40,710	8.8
Florida	33,000	7.1
Massachusetts	31,645	6.7
Utah	30,630	6.6
South Carolina	24,032	5.2
Georgia	14,000	3.0
Missouri	12,560	2.7
Colorado	11,050	2.4
New Jersey	10,040	2.2
Nebraska	10,000	2.2
Indiana	10,000	2.2
Alabama	10,000	2.1
Other U.S. Territories	10,000	2.2
Maryland	8,087	1.7
Mississippi	8,000	1.7
Minnesota	7,200	1.5
Virginia	7,000	1.5
Kansas	5,053	1.1
North Carolina	5,035	1.1
Tennessee	5,000	1.0
Nevada	5,000	1.1
Michigan	5,000	1.1
New Hampshire	5,000	1.1
Pennsylvania	5,000	1.1
Arizona	1,900	0.4
Louisiana	1,800	0.4
	$464,235	99.9%

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Assets and Liabilities

	Money Market Portfolio (000)		Prime Portfolio (000)		Government Portfolio (000)		Government Securities Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$2,836,547		$13,011,739		$144,132,040		$5,165,609
Total Investments in Securities, at Value(1)	2,836,547		13,015,734		144,132,040		5,165,609
Cash	57,934		599,785		11,073,035		8,992
Receivable for Investments Sold	55,007		165,904		1,167,089		41,415
Interest Receivable	8,070		43,171		583,810		5,474
Other Assets	257		683		4,229		672
Total Assets	2,957,815		13,825,277		156,960,203		5,222,162
Liabilities:
Payable for Investments Purchased	12,688		48,843		1,513,143		48,930
Dividends Payable	—	@	21,121		303,292		1,192
Payable for Portfolio Shares Redeemed	1,249		2,753		10,422		17
Payable for Advisory Fees	159		1,630		11,902		338
Payable for Administration Fees	117		590		6,240		211
Payable for Administration Plan Fees — Wealth S/Institutional Select Class	—	@	1		244		—	@
Payable for Administration Plan Fees — Investor Class	—		—		518		—	@
Payable for Administration Plan Fees — Administrative Class	—		—		31		—	@
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	—	@	—	@	505		9
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	—	@	—		1,226		864
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	—	@	—	@	—	@	—	@
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	—	@	—		—	@	—
Payable for Custodian Fees	42		105		806		34
Payable for Transfer Agency Fees	17		45		45		7
Payable for Professional Fees	2		2		2		2
Other Liabilities	124		512		3,800		531
Total Liabilities	14,398		75,602		1,852,176		52,135
Net Assets	$2,943,417		$13,749,675		$155,108,027		$5,170,027
Net Assets Consist of:
Paid-in-Capital	$2,944,595		$13,762,178		$155,147,017		$5,172,480
Total Accumulated Loss	(1,178)		(12,503)		(38,990)		(2,453)
Net Assets	$2,943,417		$13,749,675		$155,108,027		$5,170,027
(1) Including: Repurchase Agreements, at Value	$1,496,000		$6,453,000		$75,324,148		$1,213,000

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
WEALTH/INSTITUTIONAL CLASS:
Net Assets	$2,903,797	$11,682,116	$132,300,048	$1,013,205
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	2,903,823,171	11,678,501,674	132,329,738,065	1,013,354,092
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0003	$1.000	$1.000
WEALTH S/INSTITUTIONAL SELECT CLASS:
Net Assets	$57	$31,266	$5,857,261	$57
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	57,265	31,265,237	5,861,522,337	56,616
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0000	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$—	$—	$6,147,621	$56
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	6,148,470,699	56,471
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADMINISTRATIVE CLASS:
Net Assets	$—	$—	$251,650	$56
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	—	251,740,270	56,365
Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$1.000	$1.000
ADVISORY CLASS:
Net Assets	$57	$58	$2,397,061	$45,161
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	56,775	57,547	2,397,486,814	45,167,504
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0003	$1.000	$1.000
PARTICIPANT CLASS:
Net Assets	$56	$—	$2,967,432	$4,111,364
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	56,248	—	2,967,978,647	4,112,645,473
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$1.000
CASH MANAGEMENT CLASS:
Net Assets	$1,786	$351	$1,067	$128
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	1,794,778	351,202	1,068,089	128,205
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0000	$1.000	$1.000
SELECT CLASS:
Net Assets	$54	$—	$55	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	54,084	—	55,235	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—
CASTLEOAK SHARES CLASS:
Net Assets	$—	$1,267,627	$2,702,094	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	1,267,287,922	2,702,330,619	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0003	$1.000	$—
IMPACT CLASS:
Net Assets	$—	$299,927	$1,518,203	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	299,830,255	1,518,414,861	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.0003	$1.000	$—

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Assets and Liabilities (cont'd)

	Money Market Portfolio (000)	Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
IMPACT PARTNER CLASS:
Net Assets	$50	$468,330	$943,525	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	50,000	468,197,056	943,519,296	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.0003	$1.000	$—
ADVISOR CLASS:
Net Assets	$37,560	$—	$22,010	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	37,560,212	—	22,009,672	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$—	$1.000	$—

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Assets and Liabilities

	Treasury Portfolio (000)		Treasury Securities Portfolio (000)		Tax-Exempt Portfolio (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$29,189,561		$52,840,746		$464,235
Total Investments in Securities, at Value(1)	29,189,561		52,840,746		464,235
Cash	1,027,380		9,297		71
Receivable for Investments Sold	265,571		172,865		—
Interest Receivable	94,690		12,303		2,312
Other Assets	1,326		1,626		160
Total Assets	30,578,528		53,036,837		466,778
Liabilities:
Payable for Investments Purchased	117,169		2,927,476		1,668
Dividends Payable	51,895		47,362		32
Payable for Portfolio Shares Redeemed	817		11,939		188
Payable for Advisory Fees	3,645		6,070		4
Payable for Administration Fees	1,273		2,109		19
Payable for Administration Plan Fees — Wealth S**/Institutional Select Class	131		—	@	—	@
Payable for Administration Plan Fees — Investor Class	10		1		—
Payable for Administration Plan Fees — Administrative Class	1		15		—
Payable for Service and Shareholder Administration Plan Fees — Advisory Class	86		1		—
Payable for Distribution Plan and Shareholder Services Plan Fees — Participant Class	1,294		11		—
Payable for Distribution Plan and Shareholder Services Plan Fees — Cash Management Class	—	@	1		—	@
Payable for Distribution Plan and Shareholder Services Plan Fees — Select Class	—	@	—	@	—	@
Payable for Custodian Fees	168		283		6
Payable for Transfer Agency Fees	18		25		10
Payable for Professional Fees	2		7		1
Other Liabilities	1,063		1,389		24
Total Liabilities	177,572		2,996,689		1,952
Net Assets	$30,400,956		$50,040,148		$464,826
Net Assets Consist of:
Paid-in-Capital	$30,411,691		$50,053,155		$464,851
Total Accumulated Loss	(10,735)		(13,007)		(25)
Net Assets	$30,400,956		$50,040,148		$464,826
(1) Including: Repurchase Agreements, at Value	$16,172,000		$—		$—

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
WEALTH*/INSTITUTIONAL CLASS:
Net Assets	$23,396,182	$49,864,264	$464,486
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	23,402,574,819	49,876,364,899	464,501,470
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
WEALTH S**/INSTITUTIONAL SELECT CLASS:
Net Assets	$3,209,904	$5,744	$54
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,212,303,860	5,749,697	54,241
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
INVESTOR CLASS:
Net Assets	$74,918	$16,608	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	74,948,734	16,610,204	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADMINISTRATIVE CLASS:
Net Assets	$15,892	$114,583	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	15,894,277	114,596,380	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
ADVISORY CLASS:
Net Assets	$409,801	$5,002	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	409,941,407	5,010,133	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
PARTICIPANT CLASS:
Net Assets	$3,248,495	$26,788	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,249,160,057	26,798,296	—
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$—
CASH MANAGEMENT CLASS:
Net Assets	$3,443	$6,954	$186
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	3,441,917	6,958,703	185,940
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
SELECT CLASS:
Net Assets	$55	$55	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	55,123	55,025	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000
IMPACT CLASS:
Net Assets	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—
IMPACT PARTNER CLASS:
Net Assets	$—	$50	$—
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	—	50,000	—
Net Asset Value, Offering and Redemption Price Per Share	$—	$1.000	$—

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Assets and Liabilities (cont'd)

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
ADVISOR CLASS:
Net Assets	$42,266	$50	$50
Shares Outstanding $0.01 par value shares of beneficial interest (unlimited number of shares authorized) (not in 000's)	42,266,488	50,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$1.000	$1.000	$1.000

*  Institutional Class was renamed Wealth Class for Tax-Exempt Portfolio effective February 29, 2024.

**  Institutional Select Class was renamed Wealth S Class for Tax-Exempt Portfolio effective February 29, 2024.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Operations

	Money Market Portfolio (000)		Prime Portfolio (000)	Government Portfolio (000)	Government Securities Portfolio (000)
Investment Income:
Interest	$133,431		$884,327	$7,620,802	$281,413
Expenses:
Advisory Fees (Note B)	3,629		23,928	214,297	7,944
Administration Fees (Note C)	1,210		7,976	71,432	2,648
Professional Fees	183		207	209	193
Registration Fees	177		138	206	855
Custodian Fees (Note F)	127		319	2,402	110
Transfer Agency Fees (Note E)	115		245	254	34
Shareholder Reporting Fees	62		102	307	119
Trustees' Fees and Expenses	37		250	2,225	83
Pricing Fees	27		40	30	13
Administration Plan Fees — Wealth S/Institutional Select Class (Note D)	—	@	12	2,791	—	@
Administration Plan Fees — Investor Class (Note D)	—		—	5,806	—	@
Administration Plan Fees — Administrative Class (Note D)	—		—	428	—	@
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	—	@	1	5,285	118
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—	@	—	13,174	20,753
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	4		1	2	—	@
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	—	@	—	— @	—
Other Expenses	74		188	1,021	143
Total Expenses	5,645		33,407	319,869	33,013
Waiver of Advisory Fees	(1,073)		(1,489)	(72,540)	(1,549)
Reimbursement of Transfer Agency Fees	(2)		(45)	(169)	(6)
Waiver of Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	—		—	—	(10,377)
Net Expenses	4,570		31,873	247,160	21,081
Net Investment Income	128,861		852,454	7,373,642	260,332
Realized Gain (Loss):
Investments Sold	2		23	(3,696)	49
Change in Unrealized Appreciation (Depreciation):
Investments	—		2,142	—	—
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	2		2,165	(3,696)	49
Net Increase in Net Assets Resulting from Operations	$128,863		$854,619	$7,369,946	$260,381

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Operations

	Treasury Portfolio (000)	Treasury Securities Portfolio (000)	Tax-Exempt Portfolio (000)
Investment Income:
Interest	$1,565,612	$2,532,183	$15,873
Dividends from Securities of Unaffiliated Issuers	—	—	1
Total Investment Income	1,565,612	2,532,183	15,874
Expenses:
Advisory Fees (Note B)	44,115	71,348	687
Administration Fees (Note C)	14,705	23,783	229
Administration Plan Fees — Wealth S*/Institutional Select Class (Note D)	1,509	4	—	@
Administration Plan Fees — Investor Class (Note D)	97	5	—
Administration Plan Fees — Administrative Class (Note D)	19	157	—
Service and Shareholder Administration Plan Fees — Advisory Class (Note D)	1,046	276	—
Distribution Plan and Shareholder Services Plan Fees — Participant Class (Note D)	11,197	158	—
Distribution Plan and Shareholder Services Plan Fees — Cash Management Class (Note D)	6	10	1
Distribution Plan and Shareholder Services Plan Fees — Select Class (Note D)	— @	— @	—	@
Custodian Fees (Note F)	514	841	19
Trustees' Fees and Expenses	449	695	9
Professional Fees	208	225	218
Registration Fees	158	160	125
Transfer Agency Fees (Note E)	115	138	57
Shareholder Reporting Fees	82	192	33
Pricing Fees	13	22	18
Other Expenses	327	377	70
Total Expenses	74,560	98,391	1,466
Waiver of Advisory Fees	(1,866)	(2,650)	(546)
Reimbursement of Transfer Agency Fees	(72)	(66)	(3)
Waiver of Administration Fees (Note C)	—	—	(3)
Net Expenses	72,622	95,675	914
Net Investment Income	1,492,990	2,436,508	14,960
Realized Gain (Loss):
Investments Sold	(2,824)	(1,763)	—	@
Change in Unrealized Appreciation (Depreciation):
Investments	—	—	50
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(2,824)	(1,763)	50
Net Increase in Net Assets Resulting from Operations	$1,490,166	$2,434,745	$15,010

*  Institutional Select Class was renamed Wealth S Class for Tax-Exempt Portfolio effective February 29, 2024.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Changes in Net Assets

	Money Market Portfolio			Prime Portfolio
	Year Ended October 31, 2024 (000)		Year Ended October 31, 2023 (000)	Year Ended October 31, 2024 (000)		Year Ended October 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$128,861		$98,853	$852,454		$819,957
Net Realized Gain	2		22	23		184
Net Change in Unrealized Appreciation (Depreciation)	—		536	2,142		3,952
Net Increase in Net Assets Resulting from Operations	128,863		99,411	854,619		824,093
Dividends and Distributions to Shareholders:
Wealth*/Institutional Class	(128,337)		(98,588)	(774,692)		(773,217)
Wealth S**/Institutional Select Class	(3)		(3)	(1,291)		(1,009)
Advisory Class	(3)		(2)	(20)		(1,125)
Participant Class	(3)		(2)	—		—
Cash Management Class	(153)		(256)	(22)		(53)
Select Class	(2)		(2)	—		—
CastleOak Shares Class	—		—	(56,506)		(31,890)
Impact Class	—		—	(17,864)		(12,663)
Impact Partner Class	(2)		—	(2,016)		—
Advisor Class	(358)		—	—		—
Total Dividends and Distributions to Shareholders	(128,861)		(98,853)	(852,411)		(819,957)
Capital Share Transactions:(1)
Wealth*/Institutional Class:
Subscribed	3,439,069		4,507,998	73,422,163		83,864,604
Distributions Reinvested	126,486		89,115	527,856		535,479
Redeemed	(2,796,012)		(5,656,223)	(78,264,314)		(83,061,400)
Wealth S**/Institutional Select Class:
Subscribed	—		52	23,329		23,665
Distributions Reinvested	3		2	1,291		1,008
Redeemed	—		(53)	(15,499)		(25,301)
Advisory Class:
Subscribed	—		52	—		216,675
Distributions Reinvested	3		2	19		1,124
Redeemed	—		(52)	(58,279)		(159,542)
Participant Class:
Subscribed	—		52	—		—
Distributions Reinvested	3		2	—		—
Redeemed	—		(52)	—		—
Cash Management Class:
Subscribed	—		7,186	—		—
Distributions Reinvested	150		235	22		48
Redeemed	(2,526)		(10,591)	(94)		(4,359)
Select Class:
Subscribed	—		50 ***	—		—
Distributions Reinvested	2		2 ***	—		—
CastleOak Shares Class:++
Subscribed	—		—	1,461,611		1,433,913
Distributions Reinvested	—		—	38,741		28,191
Redeemed	—		(102)	(1,099,266)		(595,785)
Impact Class:
Subscribed	—		—	500,010		347,699
Distributions Reinvested	—		—	14,752		12,574
Redeemed	—		—	(536,381)		(38,700)
Impact Partner Class:
Subscribed	50	****	—	618,400	****	—
Redeemed	—		—	(150,000	)****	—
Advisor Class:
Subscribed	48,929	+	—	—		—
Distributions Reinvested	357	+	—	—		—
Redeemed	(11,725	)+	—	—		—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	804,789		(1,062,325)	(3,515,639)		2,579,893
Total Increase (Decrease) in Net Assets	804,791		(1,061,767)	(3,513,431)		2,584,029
Net Assets:
Beginning of Period	2,138,626		3,200,393	17,263,106		14,679,077
End of Period	$2,943,417		$2,138,626	$13,749,675		$17,263,106
The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio			Prime Portfolio
	Year Ended October 31, 2024 (000)		Year Ended October 31, 2023 (000)	Year Ended October 31, 2024 (000)		Year Ended October 31, 2023 (000)
(1) Capital Share Transactions:
Wealth*/Institutional Class:
Shares Subscribed	3,439,069		4,507,255	73,398,840		83,851,171
Shares Issued on Distributions Reinvested	126,486		89,101	527,702		535,395
Shares Redeemed	(2,796,012)		(5,652,560)	(78,238,984)		(83,048,244)
Net Increase (Decrease) in Wealth*/Institutional Class Shares Outstanding	769,543		(1,056,204)	(4,312,442)		1,338,322
Wealth S**/Institutional Select Class:
Shares Subscribed	—		52	23,330		23,668
Shares Issued on Distributions Reinvested	3		2	1,291		1,008
Shares Redeemed	—		(53)	(15,497)		(25,303)
Net Increase (Decrease) in Wealth S**/Institutional Select Class Shares Outstanding	3		1	9,124		(627)
Advisory Class:
Shares Subscribed	—		52	—		216,629
Shares Issued on Distributions Reinvested	3		2	20		1,124
Shares Redeemed	—		(52)	(58,263)		(159,505)
Net Increase (Decrease) in Advisory Class Shares Outstanding	3		2	(58,243)		58,248
Participant Class:
Shares Subscribed	—		52	—		—
Shares Issued on Distributions Reinvested	3		2	—		—
Shares Redeemed	—		(52)	—		—
Net Increase in Participant Class Shares Outstanding	3		2	—		—
Cash Management Class:
Shares Subscribed	—		7,186	—		—
Shares Issued on Distributions Reinvested	150		235	22		48
Shares Redeemed	(2,526)		(10,586)	(95)		(4,358)
Net Decrease in Cash Management Class Shares Outstanding	(2,376)		(3,165)	(73)		(4,310)
Select Class:
Shares Subscribed	—		50 ***	—		—
Shares Issued on Distributions Reinvested	2		2 ***	—		—
Net Increase in Select Class Shares Outstanding	2		52	—		—
CastleOak Shares Class:++
Shares Subscribed	—		—	1,461,252		1,433,819
Shares Issued on Distributions Reinvested	—		—	38,732		28,188
Shares Redeemed	—		(102)	(1,098,989)		(595,765)
Net Increase (Decrease) in CastleOak Shares Class Shares Outstanding	—		(102)	400,995		866,242
Impact Class:
Shares Subscribed	—		—	499,720		347,568
Shares Issued on Distributions Reinvested	—		—	14,747		12,572
Shares Redeemed	—		—	(536,136)		(38,692)
Net Increase (Decrease) in Impact Class Shares Outstanding	—		—	(21,669)		321,448
Impact Partner Class:
Shares Subscribed	50	****	—	618,122	****	—
Shares Redeemed	—		—	(149,925	)****	—
Net Increase in Impact Partner Class Shares Outstanding	50		—	468,197		—

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Changes in Net Assets (cont'd)

	Money Market Portfolio			Prime Portfolio
	Year Ended October 31, 2024 (000)		Year Ended October 31, 2023 (000)	Year Ended October 31, 2024 (000)	Year Ended October 31, 2023 (000)
Advisor Class:
Shares Subscribed	48,929	+	—	—	—
Shares Issued on Distributions Reinvested	357	+	—	—	—
Shares Redeemed	(11,725	)+	—	—	—
Net Increase in Advisor Class Shares Outstanding	37,561		—	—	—

*  Institutional Class was renamed Wealth Class for Money Market Portfolio effective January 23, 2023.

**  Institutional Select Class was renamed Wealth S Class for Money Market Portfolio effective January 23, 2023.

***  For the period January 23, 2023 through October 31, 2023.

****  For the period March 5, 2024 through October 31, 2024.

+  For the period March 27, 2024 through October 31, 2024.

++  CastleOak Shares Class was fully liquidated from Money Market Portfolio effective January 23, 2023.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Changes in Net Assets

	Government Portfolio		Government Securities Portfolio
	Year Ended October 31, 2024 (000)	Year Ended October 31, 2023 (000)	Year Ended October 31, 2024 (000)	Year Ended October 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7,373,642	$6,877,575	$260,332	$255,531
Net Realized Gain (Loss)	(3,696)	(8,021)	49	(268)
Net Increase in Net Assets Resulting from Operations	7,369,946	6,869,554	260,381	255,263
Dividends and Distributions to Shareholders:
Institutional Class	(6,348,797)	(5,852,020)	(56,251)	(47,724)
Institutional Select Class	(286,344)	(469,961)	(3)	(7)
Investor Class	(294,837)	(199,264)	(3)	(2)
Administrative Class	(14,383)	(14,209)	(3)	(2)
Advisory Class	(104,128)	(68,986)	(2,288)	(2,182)
Participant Class	(123,213)	(103,138)	(201,768)	(205,599)
Cash Management Class	(69)	(79)	(12)	(15)
Select Class	(2)	(2)	—	—
CastleOak Shares Class	(151,799)	(102,319)	—	—
Impact Class	(44,543)	(67,597)	—	—
Impact Partner Class	(5,140)	—	—	—
Advisor Class	(215)	—	—	—
Total Dividends and Distributions to Shareholders	(7,373,470)	(6,877,575)	(260,328)	(255,531)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	1,020,522,920	1,032,015,520	6,672,018	7,488,193
Distributions Reinvested	3,258,601	2,815,827	31,669	27,577
Redeemed	(1,016,425,229)	(1,015,001,092)	(6,788,360)	(7,235,584)
Institutional Select Class:
Subscribed	22,485,227	32,778,713	—	37,500
Distributions Reinvested	269,554	434,971	3	2
Redeemed	(22,512,901)	(47,420,138)	—	(37,500)
Investor Class:
Subscribed	11,251,562	8,954,732	—	—
Distributions Reinvested	225	100	3	2
Redeemed	(9,904,739)	(8,146,176)	—	—
Administrative Class:
Subscribed	659,578	641,397	—	—
Distributions Reinvested	3,878	3,411	3	2
Redeemed	(814,345)	(556,387)	—	—
Advisory Class:
Subscribed	11,298,141	5,889,303	44,916	57,520
Distributions Reinvested	17,054	7,837	3	2
Redeemed	(10,815,248)	(5,428,311)	(52,679)	(44,981)
Participant Class:
Subscribed	5,721,956	3,713,219	94,973,930	97,063,541
Distributions Reinvested	11	8	201,778	205,624
Redeemed	(5,296,928)	(3,461,686)	(95,603,585)	(99,744,740)
Cash Management Class:
Distributions Reinvested	69	79	12	15
Redeemed	(747)	(96)	(225)	—
Select Class:
Distributions Reinvested	2	2	—	—
CastleOak Shares Class:
Subscribed	27,109,050	27,326,870	—	—
Distributions Reinvested	87,280	68,179	—	—
Redeemed	(26,799,202)	(25,461,495)	—	—
Impact Class:
Subscribed	60,104,713	137,480,871	—	—
Distributions Reinvested	26,909	37,743	—	—
Redeemed	(59,454,671)	(137,503,768)	—	—
Impact Partner Class:
Subscribed	1,261,381 *	—	—	—
Distributions Reinvested	5,139 *	—	—	—
Redeemed	(323,000)*	—	—	—
Advisor Class:
Subscribed	38,624 **	—	—	—
Distributions Reinvested	214 **	—	—	—
Redeemed	(16,828)**	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,758,250	9,189,633	(520,514)	(2,182,827)
Total Increase (Decrease) in Net Assets	11,754,726	9,181,612	(520,461)	(2,183,095)
Net Assets:
Beginning of Period	143,353,301	134,171,689	5,690,488	7,873,583
End of Period	$155,108,027	$143,353,301	$5,170,027	$5,690,488

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Changes in Net Assets (cont'd)

	Government Portfolio		Government Securities Portfolio
	Year Ended October 31, 2024 (000)	Year Ended October 31, 2023 (000)	Year Ended October 31, 2024 (000)	Year Ended October 31, 2023 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	1,020,522,920	1,032,015,520	6,672,018	7,488,193
Shares Issued on Distributions Reinvested	3,258,601	2,815,827	31,669	27,577
Shares Redeemed	(1,016,425,229)	(1,015,001,092)	(6,788,360)	(7,235,584)
Net Increase (Decrease) in Institutional Class Shares Outstanding	7,356,292	19,830,255	(84,673)	280,186
Institutional Select Class:
Shares Subscribed	22,485,227	32,778,713	—	37,500
Shares Issued on Distributions Reinvested	269,554	434,971	3	2
Shares Redeemed	(22,512,901)	(47,420,138)	—	(37,500)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	241,880	(14,206,454)	3	2
Investor Class:
Shares Subscribed	11,251,562	8,954,732	—	—
Shares Issued on Distributions Reinvested	225	100	3	2
Shares Redeemed	(9,904,739)	(8,146,176)	—	—
Net Increase in Investor Class Shares Outstanding	1,347,048	808,656	3	2
Administrative Class:
Shares Subscribed	659,578	641,397	—	—
Shares Issued on Distributions Reinvested	3,878	3,411	3	2
Shares Redeemed	(814,345)	(556,387)	—	—
Net Increase (Decrease) in Administrative Class Shares Outstanding	(150,889)	88,421	3	2
Advisory Class:
Shares Subscribed	11,298,141	5,889,303	44,916	57,520
Shares Issued on Distributions Reinvested	17,054	7,837	3	2
Shares Redeemed	(10,815,248)	(5,428,311)	(52,679)	(44,981)
Net Increase (Decrease) in Advisory Class Shares Outstanding	499,947	468,829	(7,760)	12,541
Participant Class:
Shares Subscribed	5,721,956	3,713,219	94,973,930	97,063,541
Shares Issued on Distributions Reinvested	11	8	201,778	205,624
Shares Redeemed	(5,296,928)	(3,461,686)	(95,603,585)	(99,744,740)
Net Increase (Decrease) in Participant Class Shares Outstanding	425,039	251,541	(427,877)	(2,475,575)
Cash Management Class:
Shares Issued on Distributions Reinvested	69	79	12	15
Shares Redeemed	(747)	(96)	(225)	—
Net Increase (Decrease) in Cash Management Class Shares Outstanding	(678)	(17)	(213)	15
Select Class:
Shares Issued on Distributions Reinvested	2	2	—	—
Castleoak Shares Class:
Shares Subscribed	27,109,050	27,326,870	—	—
Shares Issued on Distributions Reinvested	87,280	68,179	—	—
Shares Redeemed	(26,799,202)	(25,461,495)	—	—
Net Increase in Castleoak Shares Class Shares Outstanding	397,128	1,933,554	—	—
Impact Class:
Shares Subscribed	60,104,713	137,480,871	—	—
Shares Issued on Distributions Reinvested	26,909	37,743	—	—
Shares Redeemed	(59,454,671)	(137,503,768)	—	—
Net Increase in Impact Class Shares Outstanding	676,951	14,846	—	—

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Changes in Net Assets (cont'd)

	Government Portfolio			Government Securities Portfolio
	Year Ended October 31, 2024 (000)		Year Ended October 31, 2023 (000)	Year Ended October 31, 2024 (000)	Year Ended October 31, 2023 (000)
Impact Partner Class:
Shares Subscribed	1,261,381	*	—	—	—
Shares Issued on Distributions Reinvested	5,139	*	—	—	—
Shares Redeemed	(323,000	)*	—	—	—
Net Increase in Impact Partner Class Shares Outstanding	943,520		—	—	—
Advisor Class:
Shares Subscribed	38,624	**	—	—	—
Shares Issued on Distributions Reinvested	214	**	—	—	—
Shares Redeemed	(16,828	)**	—	—	—
Net Increase in Advisor Class Shares Outstanding	22,010		—	—	—

*  For the period March 5, 2024 through October 31, 2024.

**  For the period March 27, 2024 through October 31, 2024.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Changes in Net Assets

	Treasury Portfolio		Treasury Securities Portfolio
	Year Ended October 31, 2024 (000)	Year Ended October 31, 2023 (000)	Year Ended October 31, 2024 (000)	Year Ended October 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,492,990	$1,440,599	$2,436,508	$1,940,703
Net Realized Loss	(2,824)	(475)	(1,763)	(9,043)
Net Increase in Net Assets Resulting from Operations	1,490,166	1,440,124	2,434,745	1,931,660
Dividends and Distributions to Shareholders:
Institutional Class	(1,210,023)	(1,092,375)	(2,423,411)	(1,934,215)
Institutional Select Class	(153,103)	(225,906)	(369)	(1,169)
Investor Class	(4,860)	(5,016)	(240)	(297)
Administrative Class	(638)	(388)	(5,188)	(2,303)
Advisory Class	(20,389)	(18,560)	(5,415)	(1,343)
Participant Class	(103,178)	(98,141)	(1,467)	(1,048)
Cash Management Class	(194)	(211)	(346)	(326)
Select Class	(2)	(2)	(2)	(2)
Impact Class	—	—	(2)	—
Impact Partner Class	—	—	(2)	—
Advisor Class	(531)	—	(1)	—
Total Dividends and Distributions to Shareholders	(1,492,918)	(1,440,599)	(2,436,443)	(1,940,703)
Capital Share Transactions:(1)
Institutional Class:
Subscribed	141,574,047	156,199,335	160,420,749	174,816,403
Distributions Reinvested	662,207	569,060	1,807,377	1,335,835
Redeemed	(144,843,225)	(153,031,489)	(158,377,727)	(174,362,185)
Institutional Select Class:
Subscribed	5,189,985	6,618,308	43,130	243,375
Distributions Reinvested	153,113	225,922	96	140
Redeemed	(5,247,466)	(12,339,698)	(46,703)	(260,060)
Investor Class:
Subscribed	1,284,525	671,488	16,893	13,050
Distributions Reinvested	238	332	167	297
Redeemed	(1,279,180)	(691,937)	(9,246)	(4,602)
Administrative Class:
Subscribed	38,124	13,540	104,979	133,573
Distributions Reinvested	263	181	3	2
Redeemed	(31,047)	(13,236)	(78,783)	(61,863)
Advisory Class:
Subscribed	2,078,559	2,168,998	376,068	354,441
Distributions Reinvested	3,236	3,115	4,236	1,114
Redeemed	(2,085,638)	(2,237,697)	(478,065)	(287,471)
Participant Class:
Subscribed	5,435,578	3,967,937	5,318	37,835
Distributions Reinvested	651	80	11	8
Redeemed	(4,530,357)	(4,412,395)	(14,031)	(2,628)
Cash Management Class:
Subscribed	— @	—	—	—
Distributions Reinvested	194	211	346	326
Redeemed	(1,469)	(292)	(771)	(1,422)
Select Class:
Distributions Reinvested	2	2	2	2
Impact Class:
Subscribed	—	—	50 *	—
Impact Partner Class:
Subscribed	—	—	50 *	—
Advisor Class:
Subscribed	136,039 **	—	50 ***	—
Distributions Reinvested	529 **	—	—	—
Redeemed	(94,302)**	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,555,394)	(2,288,235)	3,774,199	1,956,170
Total Increase (Decrease) in Net Assets	(1,558,146)	(2,288,710)	3,772,501	1,947,127
Net Assets:
Beginning of Period	31,959,102	34,247,812	46,267,647	44,320,520
End of Period	$30,400,956	$31,959,102	$50,040,148	$46,267,647

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Changes in Net Assets (cont'd)

	Treasury Portfolio		Treasury Securities Portfolio
	Year Ended October 31, 2024 (000)	Year Ended October 31, 2023 (000)	Year Ended October 31, 2024 (000)	Year Ended October 31, 2023 (000)
(1) Capital Share Transactions:
Institutional Class:
Shares Subscribed	141,574,047	156,199,335	160,420,749	174,816,403
Shares Issued on Distributions Reinvested	662,207	569,060	1,807,377	1,335,835
Shares Redeemed	(144,843,225)	(153,031,489)	(158,377,727)	(174,362,185)
Net Increase (Decrease) in Institutional Class Shares Outstanding	(2,606,971)	3,736,906	3,850,399	1,790,053
Institutional Select Class:
Shares Subscribed	5,189,985	6,618,308	43,130	243,375
Shares Issued on Distributions Reinvested	153,113	225,922	96	140
Shares Redeemed	(5,247,466)	(12,339,698)	(46,703)	(260,060)
Net Increase (Decrease) in Institutional Select Class Shares Outstanding	95,632	(5,495,468)	(3,477)	(16,545)
Investor Class:
Shares Subscribed	1,284,525	671,488	16,893	13,050
Shares Issued on Distributions Reinvested	238	332	167	297
Shares Redeemed	(1,279,180)	(691,937)	(9,246)	(4,602)
Net Increase (Decrease) in Investor Class Shares Outstanding	5,583	(20,117)	7,814	8,745
Administrative Class:
Shares Subscribed	38,124	13,540	104,979	133,573
Shares Issued on Distributions Reinvested	263	181	3	2
Shares Redeemed	(31,047)	(13,236)	(78,783)	(61,863)
Net Increase in Administrative Class Shares Outstanding	7,340	485	26,199	71,712
Advisory Class:
Shares Subscribed	2,078,559	2,168,998	376,068	354,441
Shares Issued on Distributions Reinvested	3,236	3,115	4,236	1,114
Shares Redeemed	(2,085,638)	(2,237,697)	(478,065)	(287,471)
Net Increase (Decrease) in Advisory Class Shares Outstanding	(3,843)	(65,584)	(97,761)	68,084
Participant Class:
Shares Subscribed	5,435,578	3,967,937	5,318	37,835
Shares Issued on Distributions Reinvested	651	80	11	8
Shares Redeemed	(4,530,357)	(4,412,395)	(14,031)	(2,628)
Net Increase (Decrease) in Participant Class Shares Outstanding	905,872	(444,378)	(8,702)	35,215
Cash Management Class:
Shares Subscribed	— @@	—	—	—
Shares Issued on Distributions Reinvested	194	211	346	326
Shares Redeemed	(1,469)	(292)	(771)	(1,422)
Net Decrease in Cash Management Class Shares Outstanding	(1,275)	(81)	(425)	(1,096)
Select Class:
Shares Issued on Distributions Reinvested	2	2	2	2
Impact Class:
Shares Subscribed	—	—	50 *	—
Impact Partner Class:
Shares Subscribed	—	—	50 *	—
Advisor Class:
Shares Subscribed	136,039 **	—	50 ***	—
Shares Issued on Distributions Reinvested	529 **	—	—	—
Shares Redeemed	(94,302)**	—	—	—
Net Increase in Advisor Class Shares Outstanding	42,266	—	50	—

@  Value is less than $500

*  For the period March 5, 2024 through October 31, 2024.

**  For the period March 27, 2024 through October 31, 2024.

***  For the period June 27, 2024 through October 31, 2024.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Statements of Changes in Net Assets

	Tax-Exempt Portfolio
	Year Ended October 31, 2024 (000)		Year Ended October 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14,960		$13,682
Net Realized Gain	—	@	—
Net Change in Unrealized Appreciation (Depreciation)	50		(51)
Net Increase in Net Assets Resulting from Operations	15,010		13,631
Dividends and Distributions to Shareholders:
Wealth Class*	(14,928)		(13,627)
Wealth S Class**	(2)		(1)
Cash Management Class	(28)		(54)
Select Class	(1)		—
Advisor Class	(1)		—
Total Dividends and Distributions to Shareholders	(14,960)		(13,682)
Capital Share Transactions:(1)
Wealth Class:*
Subscribed	770,454		1,248,954
Distributions Reinvested	13,200		12,611
Redeemed	(792,959)		(1,251,995)
Wealth S Class:**
Subscribed	—	@	—
Distributions Reinvested	2		1
Cash Management Class:
Subscribed	2		—
Distributions Reinvested	23		52
Redeemed	(1,133)		(2,204)
Select Class:
Subscribed	50	***	—
Advisor Class:
Subscribed	50	****	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,311)		7,419
Total Increase (Decrease) in Net Assets	(10,261)		7,368
Net Assets:
Beginning of Period	475,087		467,719
End of Period	$464,826		$475,087
(1) Capital Share Transactions:
Wealth Class:*
Shares Subscribed	770,450		1,249,043
Shares Issued on Distributions Reinvested	13,200		12,612
Shares Redeemed	(792,947)		(1,252,062)
Net Increase (Decrease) in Wealth Class Shares Outstanding	(9,297)		9,593
Wealth S Class:**
Shares Subscribed	—	@@	—
Shares Issued on Distributions Reinvested	2		1
Net Increase in Wealth S Class Shares Outstanding	2		1
Cash Management Class:
Shares Subscribed	2		—
Shares Issued on Distributions Reinvested	23		52
Shares Redeemed	(1,133)		(2,204)
Net Decrease in Cash Management Class Shares Outstanding	(1,108)		(2,152)
Select Class:
Shares Subscribed	50	***	—
Advisor Class:
Shares Subscribed	50	****	—

*  Institutional Class was renamed Wealth Class for Tax-Exempt Portfolio effective February 29, 2024.

**  Institutional Select Class was renamed Wealth S Class for Tax-Exempt Portfolio effective February 29, 2024.

***  For the period February 29, 2024 through October 31, 2024.

****  For the period March 27, 2024 through October 31, 2024.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Money Market Portfolio:
Wealth Class+
Year Ended 10/31/24	$1.000	$0.053	(1)	$0.000	(2)	$(0.053)		$1.000	5.48	%(3)
Year Ended 10/31/23	1.001	0.048	(1)	0.000	(2)	(0.049)		1.000	4.89%
Year Ended 10/31/22	1.0009	0.0099	(1)	0.0002	(2)	(0.0103)		1.0007	1.01%
Year Ended 10/31/21	1.0010	0.0006	(1)	(0.0001	)(2)	(0.0006)		1.0009	0.05%
Year Ended 10/31/20	1.0008	0.0087	(1)	0.0005		(0.0090)		1.0010	0.92%
Wealth S Class++
Year Ended 10/31/24	$1.000	$0.053	(1)	$0.000	(2)	$(0.053)		$1.000	5.42	%(3)
Year Ended 10/31/23	1.001	0.047	(1)	0.000	(2)	(0.048)		1.000	4.85%
Year Ended 10/31/22	1.0007	0.0096	(1)	0.0001	(2)	(0.0099)		1.0005	0.98%
Year Ended 10/31/21	1.0008	0.0004	(1)(2)	(0.0001	)(2)	(0.0004	)(2)	1.0007	0.03%
Year Ended 10/31/20	1.0006	0.0082	(1)	0.0005		(0.0085)		1.0008	0.87%
Advisory Class
Year Ended 10/31/24	$1.000	$0.051	(1)	$0.000	(2)	$(0.051)		$1.000	5.21	%(3)
Year Ended 10/31/23	1.001	0.045	(1)	0.000	(2)	(0.046)		1.000	4.60%
Year Ended 10/31/22	1.0011	0.0083	(1)	0.0002	(2)	(0.0087)		1.0009	0.85%
Year Ended 10/31/21	1.0012	0.0003	(1)(2)	(0.0001	)(2)	(0.0003	)(2)	1.0011	0.02%
Year Ended 10/31/20	1.0010	0.0065	(1)	0.0005		(0.0068)		1.0012	0.70%
Participant Class
Year Ended 10/31/24	$1.000	$0.048	(1)	$0.000	(2)	$(0.048)		$1.000	4.95	%(3)
Year Ended 10/31/23	1.001	0.043	(1)	0.000	(2)	(0.044)		1.000	4.39%
Year Ended 10/31/22	1.0007	0.0070	(1)	0.0002	(2)	(0.0074)		1.0005	0.72%
Year Ended 10/31/21	1.0008	0.0003	(1)(2)	(0.0001	)(2)	(0.0003	)(2)	1.0007	0.02%
Year Ended 10/31/20	1.0006	0.0049	(1)	0.0005		(0.0052)		1.0008	0.54%
Cash Management Class
Year Ended 10/31/24	$1.000	$0.052	(1)	$0.000	(2)	$(0.052)		$1.000	5.32	%(3)
Year Ended 10/31/23	1.001	0.046	(1)	0.000	(2)	(0.047)		1.000	4.75%
Year Ended 10/31/22	1.0007	0.0090	(1)	0.0001	(2)	(0.0093)		1.0005	0.91%
Year Ended 10/31/21	1.0007	0.0003	(1)(2)	0.0000	(2)	(0.0003	)(2)	1.0007	0.03%
Year Ended 10/31/20	1.0005	0.0073	(1)	0.0004	(2)	(0.0075)		1.0007	0.78%
Select Class
Year Ended 10/31/24	$1.000	$0.045	(1)	$0.000	(2)	$(0.045)		$1.000	4.64	%(3)
For the Period Ended 10/31/23(5)	1.000	0.042	(1)	(0.009)		(0.033)		1.000	3.37%
Impact Partner Class
For the Period Ended 10/31/24(6)	$1.000	$0.035	(1)	$0.000	(2)	$(0.035)		$1.000	3.54	%(7)
Advisor Class
For the Period Ended 10/31/24(9)	$1.000	$0.032	(1)	$0.000	(2)	$(0.032)		$1.000	3.20	%(7)

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Money Market Portfolio:
Wealth Class+
Year Ended 10/31/24	$2,903,797	0.19%		0.23%		5.31%		5.27%
Year Ended 10/31/23	2,134,251	0.18%		0.25%		4.78%		4.71%
Year Ended 10/31/22	3,192,797	0.16%		0.22%		0.99%		0.93%
Year Ended 10/31/21	3,291,307	0.14%		0.22%		0.06%		(0.02)%
Year Ended 10/31/20	4,142,846	0.13%		0.22%		0.87%		0.78%
Wealth S Class++
Year Ended 10/31/24	$57	0.24	%(4)	0.28%		5.26%		5.22%
Year Ended 10/31/23	54	0.23	%(4)	0.30%		4.73%		4.66%
Year Ended 10/31/22	53	0.19	%(4)	0.27%		0.96%		0.88%
Year Ended 10/31/21	51	0.16	%(4)	0.27%		0.04%		(0.07)%
Year Ended 10/31/20	51	0.18	%(4)	0.27%		0.82%		0.73%
Advisory Class
Year Ended 10/31/24	$57	0.44	%(4)	0.48%		5.06%		5.02%
Year Ended 10/31/23	54	0.43	%(4)	0.50%		4.53%		4.46%
Year Ended 10/31/22	52	0.32	%(4)	0.47%		0.83%		0.68%
Year Ended 10/31/21	51	0.17	%(4)	0.47%		0.03%		(0.27)%
Year Ended 10/31/20	51	0.36	%(4)	0.47%		0.65%		0.54%
Participant Class
Year Ended 10/31/24	$56	0.69	%(4)	0.73%		4.81%		4.77%
Year Ended 10/31/23	54	0.68	%(4)	0.75%		4.28%		4.21%
Year Ended 10/31/22	51	0.45	%(4)	0.72%		0.70%		0.43%
Year Ended 10/31/21	51	0.17	%(4)	0.72%		0.03%		(0.52)%
Year Ended 10/31/20	51	0.52	%(4)	0.72%		0.49%		0.29%
Cash Management Class
Year Ended 10/31/24	$1,786	0.34	%(4)	0.38%		5.16%		5.12%
Year Ended 10/31/23	4,161	0.33	%(4)	0.40%		4.63%		4.56%
Year Ended 10/31/22	7,338	0.25	%(4)	0.37%		0.90%		0.78%
Year Ended 10/31/21	8,341	0.17	%(4)	0.37%		0.03%		(0.17)%
Year Ended 10/31/20	8,784	0.28	%(4)	0.37%		0.72%		0.63%
Select Class
Year Ended 10/31/24	$54	0.99	%(4)	1.03%		4.51%		4.47%
For the Period Ended 10/31/23(5)	52	0.98	%(4)	1.05%		5.44%		5.37%
Impact Partner Class
For the Period Ended 10/31/24(6)	$50	0.19	%(8)	0.23	%(8)	5.31	%(8)	5.27	%(8)
Advisor Class
For the Period Ended 10/31/24(9)	$37,560	0.19	%(8)	0.23	%(8)	5.31	%(8)	5.27	%(8)

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Prime Portfolio:
Institutional Class
Year Ended 10/31/24	$1.0002	$0.0534	(1)	$0.0001	(2)	$(0.0534)		$1.0003	5.49	%(3)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.02%
Year Ended 10/31/22	1.0001	0.0104	(1)	(0.0002	)(2)	(0.0104)		0.9999	1.02%
Year Ended 10/31/21	1.0001	0.0007	(1)	0.0000	(2)	(0.0007)		1.0001	0.07%
Year Ended 10/31/20	1.0008	0.0081	(1)	0.0001	(2)	(0.0089)		1.0001	0.83%
Institutional Select Class
Year Ended 10/31/24	$0.9999	$0.0529	(1)	$0.0001	(2)	$(0.0529)		$1.0000	5.44	%(3)
Year Ended 10/31/23	0.9996	0.0486	(1)	0.0001	(2)	(0.0484)		0.9999	4.97%
Year Ended 10/31/22	0.9998	0.0100	(1)	(0.0001	)(2)	(0.0101)		0.9996	0.99%
Year Ended 10/31/21	0.9998	0.0004	(1)(2)	0.0001	(2)	(0.0005)		0.9998	0.05%
Year Ended 10/31/20	1.0006	0.0076	(1)	0.0001	(2)	(0.0085)		0.9998	0.77%
Advisory Class
Year Ended 10/31/24	$1.0002	$0.0509	(1)	$0.0001	(2)	$(0.0509)		$1.0003	5.21	%(3)
Year Ended 10/31/23	1.0000	0.0466	(1)	0.0000	(2)	(0.0464)		1.0002	4.76%
Year Ended 10/31/22	0.9998	0.0096	(1)	(0.0006)		(0.0088)		1.0000	0.90%
Year Ended 10/31/21	0.9997	0.0005	(1)	0.0000	(2)	(0.0004	)(2)	0.9998	0.05%
Year Ended 10/31/20	1.0003	0.0058	(1)	0.0003	(2)	(0.0067)		0.9997	0.61%
Cash Management Class
Year Ended 10/31/24	$0.9999	$0.0519	(1)	$0.0001	(2)	$(0.0519)		$1.0000	5.33	%(3)
Year Ended 10/31/23	0.9998	0.0476	(1)	(0.0001	)(2)	(0.0474)		0.9999	4.85%
Year Ended 10/31/22	1.0000	0.0095	(1)	(0.0003	)(2)	(0.0094)		0.9998	0.93%
Year Ended 10/31/21	1.0000	0.0004	(1)(2)	0.0000	(2)	(0.0004	)(2)	1.0000	0.04%
Year Ended 10/31/20	1.0005	0.0066	(1)	0.0004	(2)	(0.0075)		1.0000	0.70%
CastleOak Shares Class
Year Ended 10/31/24	$1.0002	$0.0534	(1)	$0.0001	(2)	$(0.0534)		$1.0003	5.49	%(3)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.01%
For the Period Ended 10/31/22(10)	1.0000	0.0025	(1)	(0.0002	)(2)	(0.0024)		0.9999	0.24	%(7)
Impact Class
Year Ended 10/31/24	$1.0002	$0.0534	(1)	$0.0001	(2)	$(0.0534)		$1.0003	5.49	%(3)
Year Ended 10/31/23	0.9999	0.0491	(1)	0.0001	(2)	(0.0489)		1.0002	5.02%
For the Period Ended 10/31/22(11)	0.9997	0.0105	(1)	(0.0003	)(2)	(0.0100)		0.9999	1.03	%(7)
Impact Partner Class
For the Period Ended 10/31/24(6)	$1.0000	$0.0325	(1)	$0.0026		$(0.0348)		$1.0003	3.53	%(7)
The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Prime Portfolio:
Institutional Class
Year Ended 10/31/24	$11,682,116	0.20%		0.21%		5.34%		5.33%
Year Ended 10/31/23	15,994,223	0.20%		0.21%		4.91%		4.90%
Year Ended 10/31/22	14,651,432	0.15%		0.21%		1.05%		0.99%
Year Ended 10/31/21	16,772,763	0.14%		0.21%		0.06%		(0.01)%
Year Ended 10/31/20	20,230,517	0.13%		0.21%		0.81%		0.73%
Institutional Select Class
Year Ended 10/31/24	$31,266	0.25	%(4)	0.26%		5.29%		5.28%
Year Ended 10/31/23	22,140	0.25	%(4)	0.26%		4.86%		4.85%
Year Ended 10/31/22	22,760	0.19	%(4)	0.26%		1.01%		0.94%
Year Ended 10/31/21	5,723	0.16	%(4)	0.26%		0.04%		(0.06)%
Year Ended 10/31/20	24,041	0.18	%(4)	0.26%		0.76%		0.68%
Advisory Class
Year Ended 10/31/24	$58	0.45	%(4)	0.46%		5.09%		5.08%
Year Ended 10/31/23	58,315	0.45	%(4)	0.46%		4.66%		4.65%
Year Ended 10/31/22	52	0.24	%(4)	0.46%		0.96%		0.74%
Year Ended 10/31/21	1,659	0.14	%(4)	0.46%		0.06%		(0.26)%
Year Ended 10/31/20	51	0.36	%(4)	0.46%		0.59%		0.49%
Cash Management Class
Year Ended 10/31/24	$351	0.35	%(4)	0.36%		5.19%		5.18%
Year Ended 10/31/23	424	0.35	%(4)	0.36%		4.76%		4.75%
Year Ended 10/31/22	4,733	0.25	%(4)	0.36%		0.95%		0.84%
Year Ended 10/31/21	5,343	0.16	%(4)	0.36%		0.04%		(0.16)%
Year Ended 10/31/20	5,573	0.28	%(4)	0.36%		0.66%		0.58%
CastleOak Shares Class
Year Ended 10/31/24	$1,267,627	0.20%		0.21%		5.34%		5.33%
Year Ended 10/31/23	866,430	0.20%		0.21%		4.91%		4.90%
For the Period Ended 10/31/22(10)	50	0.15	%(8)	0.21	%(8)	1.05	%(8)	0.99	%(8)
Impact Class
Year Ended 10/31/24	$299,927	0.20%		0.21%		5.34%		5.33%
Year Ended 10/31/23	321,574	0.20%		0.21%		4.91%		4.90%
For the Period Ended 10/31/22(11)	50	0.15	%(8)	0.21	%(8)	1.05	%(8)	0.99	%(8)
Impact Partner Class
For the Period Ended 10/31/24(6)	$468,330	0.20	%(8)	0.21	%(8)	5.34	%(8)	5.33	%(8)

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Portfolio:
Institutional Class
Year Ended 10/31/24	$1.000	$0.052	(1)	$0.000	(2)	$(0.052)		$1.000	5.32	%(3)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.93%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.61%
Institutional Select Class
Year Ended 10/31/24	$1.000	$0.051	(1)	$0.000	(2)	$(0.051)		$1.000	5.26	%(3)
Year Ended 10/31/23	1.000	0.047	(1)	(0.001)		(0.046)		1.000	4.72%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.89%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.57%
Investor Class
Year Ended 10/31/24	$1.000	$0.051	(1)	$0.000	(2)	$(0.051)		$1.000	5.21	%(3)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.67%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.86%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.55%
Administrative Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$0.000	(2)	$(0.050)		$1.000	5.16	%(3)
Year Ended 10/31/23	1.000	0.046	(1)	(0.001)		(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Advisory Class
Year Ended 10/31/24	$1.000	$0.049	(1)	$0.000	(2)	$(0.049)		$1.000	5.05	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	(0.001)		(0.044)		1.000	4.51%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.77%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.47%
Participant Class
Year Ended 10/31/24	$1.000	$0.047	(1)	$0.000	(2)	$(0.047)		$1.000	4.79	%(3)
Year Ended 10/31/23	1.000	0.042	(1)	0.000	(2)	(0.042)		1.000	4.25%
Year Ended 10/31/22	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.65%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.003	(1)	0.001		(0.004)		1.000	0.38%
Cash Management Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$0.000	(2)	$(0.050)		$1.000	5.16	%(3)
Year Ended 10/31/23	1.000	0.046	(1)	(0.001)		(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Select Class
Year Ended 10/31/24	$1.000	$0.044	(1)	$0.000	(2)	$(0.044)		$1.000	4.48	%(3)
Year Ended 10/31/23	1.000	0.039	(1)	0.000	(2)	(0.039)		1.000	3.94%
Year Ended 10/31/22	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.52%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.03%
Year Ended 10/31/20	1.000	0.001	(1)	0.002		(0.003)		1.000	0.26%
Castleoak Shares Class
Year Ended 10/31/24	$1.000	$0.052	(1)	$0.000	(2)	$(0.052)		$1.000	5.32	%(3)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
Year Ended 10/31/22	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.93%
For the Period Ended 10/31/21(12)	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01	%(7)
Impact Class
Year Ended 10/31/24	$1.000	$0.052	(1)	$0.000	(2)	$(0.052)		$1.000	5.32	%(3)
Year Ended 10/31/23	1.000	0.047	(1)	0.000	(2)	(0.047)		1.000	4.77%
For the Period Ended 10/31/22(11)	1.000	0.009	(1)	0.000	(2)	(0.009)		1.000	0.91	%(7)
Impact Partner Class
For the Period Ended 10/31/24(6)	$1.000	$0.034	(1)	$0.000	(2)	$(0.034)		$1.000	3.45	%(7)
Advisor Class
For the Period Ended 10/31/24(9)	$1.000	$0.031	(1)	$0.000	(2)	$(0.031)		$1.000	3.12	%(7)

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Portfolio:
Institutional Class
Year Ended 10/31/24	$132,300,048	0.15%		N/A		0.20%		5.18%		5.13%
Year Ended 10/31/23	124,946,773	0.16%		N/A		0.21%		4.72%		4.67%
Year Ended 10/31/22	105,123,361	0.12%		N/A		0.21%		0.92%		0.83%
Year Ended 10/31/21	125,443,478	0.07%		N/A		0.21%		0.02%		(0.12)%
Year Ended 10/31/20	75,357,703	0.17%		0.17%		0.21%		0.48%		0.44%
Institutional Select Class
Year Ended 10/31/24	$5,857,261	0.20	%(4)	N/A		0.25%		5.13%		5.08%
Year Ended 10/31/23	5,615,525	0.21	%(4)	N/A		0.26%		4.67%		4.62%
Year Ended 10/31/22	19,822,512	0.15	%(4)	N/A		0.26%		0.89%		0.78%
Year Ended 10/31/21	22,579,049	0.07	%(4)	N/A		0.26%		0.02%		(0.17)%
Year Ended 10/31/20	10,462,967	0.20	%(4)	0.20	%(4)	0.26%		0.45%		0.39%
Investor Class
Year Ended 10/31/24	$6,147,621	0.25	%(4)	N/A		0.30%		5.08%		5.03%
Year Ended 10/31/23	4,800,726	0.26	%(4)	N/A		0.31%		4.62%		4.57%
Year Ended 10/31/22	3,992,292	0.19	%(4)	N/A		0.31%		0.85%		0.73%
Year Ended 10/31/21	1,433,481	0.07	%(4)	N/A		0.31%		0.02%		(0.22)%
Year Ended 10/31/20	1,509,475	0.25	%(4)	0.25	%(4)	0.31%		0.40%		0.34%
Administrative Class
Year Ended 10/31/24	$251,650	0.30	%(4)	N/A		0.35%		5.03%		4.98%
Year Ended 10/31/23	402,547	0.31	%(4)	N/A		0.36%		4.57%		4.52%
Year Ended 10/31/22	314,143	0.21	%(4)	N/A		0.36%		0.83%		0.68%
Year Ended 10/31/21	357,558	0.07	%(4)	N/A		0.36%		0.02%		(0.27)%
Year Ended 10/31/20	161,405	0.26	%(4)	0.26	%(4)	0.36%		0.39%		0.29%
Advisory Class
Year Ended 10/31/24	$2,397,061	0.40	%(4)	N/A		0.45%		4.93%		4.88%
Year Ended 10/31/23	1,897,168	0.41	%(4)	N/A		0.46%		4.47%		4.42%
Year Ended 10/31/22	1,428,422	0.27	%(4)	N/A		0.46%		0.77%		0.58%
Year Ended 10/31/21	1,794,163	0.07	%(4)	N/A		0.46%		0.02%		(0.37)%
Year Ended 10/31/20	1,143,921	0.30	%(4)	0.30	%(4)	0.46%		0.35%		0.19%
Participant Class
Year Ended 10/31/24	$2,967,432	0.65	%(4)	N/A		0.70%		4.68%		4.63%
Year Ended 10/31/23	2,542,447	0.66	%(4)	N/A		0.71%		4.22%		4.17%
Year Ended 10/31/22	2,291,041	0.40	%(4)	N/A		0.71%		0.64%		0.33%
Year Ended 10/31/21	2,082,873	0.07	%(4)	N/A		0.71%		0.02%		(0.62)%
Year Ended 10/31/20	1,671,051	0.36	%(4)	0.36	%(4)	0.71%		0.29%		(0.06)%
Cash Management Class
Year Ended 10/31/24	$1,067	0.30	%(4)	N/A		0.35%		5.03%		4.98%
Year Ended 10/31/23	1,745	0.31	%(4)	N/A		0.36%		4.57%		4.52%
Year Ended 10/31/22	1,761	0.20	%(4)	N/A		0.36%		0.84%		0.68%
Year Ended 10/31/21	4,397	0.07	%(4)	N/A		0.36%		0.02%		(0.27)%
Year Ended 10/31/20	4,704	0.26	%(4)	0.26	%(4)	0.36%		0.39%		0.29%
Select Class
Year Ended 10/31/24	$55	0.95	%(4)	N/A		1.00%		4.38%		4.33%
Year Ended 10/31/23	53	0.96	%(4)	N/A		1.01%		3.92%		3.87%
Year Ended 10/31/22	51	0.53	%(4)	N/A		1.01%		0.51%		0.03%
Year Ended 10/31/21	51	0.07	%(4)	N/A		1.01%		0.02%		(0.92)%
Year Ended 10/31/20	51	0.51	%(4)	0.51	%(4)	1.01%		0.14%		(0.36)%
Castleoak Shares Class
Year Ended 10/31/24	$2,702,094	0.15%		N/A		0.20%		5.18%		5.13%
Year Ended 10/31/23	2,305,053	0.16%		N/A		0.21%		4.72%		4.67%
Year Ended 10/31/22	371,597	0.12%		N/A		0.21%		0.92%		0.83%
For the Period Ended 10/31/21(12)	371,765	0.07	%(8)	N/A		0.21	%(8)	0.02	%(8)	(0.12	)%(8)
Impact Class
Year Ended 10/31/24	$1,518,203	0.15%		N/A		0.20%		5.18%		5.13%
Year Ended 10/31/23	841,264	0.16%		N/A		0.21%		4.72%		4.67%
For the Period Ended 10/31/22(11)	826,509	0.12	%(8)	N/A		0.21	%(8)	0.92	%(8)	0.83	%(8)
Impact Partner Class
For the Period Ended 10/31/24(6)	$943,525	0.15	%(8)	N/A		0.20	%(8)	5.18	%(8)	5.13	%(8)
Advisor Class
For the Period Ended 10/31/24(9)	$22,010	0.15	%(8)	N/A		0.20	%(8)	5.18	%(8)	5.13	%(8)

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/24	$1.000	$0.051	(1)	$0.000	(2)	$(0.051)		$1.000	5.24	%(3)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.71%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.005	(1)	0.001		(0.006)		1.000	0.61%
Institutional Select Class
Year Ended 10/31/24	$1.000	$0.051	(1)	$(0.001)		$(0.050)		$1.000	5.19	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.001		(0.046)		1.000	4.66%
Year Ended 10/31/22	1.000	0.006	(1)	0.002		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.58%
Investor Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$0.000	(2)	$(0.050)		$1.000	5.14	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.61%
Year Ended 10/31/22	1.000	0.006	(1)	0.002		(0.008)		1.000	0.77%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.55%
Administrative Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$(0.001)		$(0.049)		$1.000	5.09	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.006	(1)	0.001		(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.52%
Advisory Class
Year Ended 10/31/24	$1.000	$0.049	(1)	$(0.001)		$(0.048)		$1.000	4.98	%(3)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.45%
Year Ended 10/31/22	1.000	0.005	(1)	0.002		(0.007)		1.000	0.69%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.47%
Participant Class
Year Ended 10/31/24	$1.000	$0.049	(1)	$(0.001)		$(0.048)		$1.000	4.98	%(3)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.45%
Year Ended 10/31/22	1.000	0.005	(1)	0.002		(0.007)		1.000	0.69%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.47%
Cash Management Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$(0.001)		$(0.049)		$1.000	5.08	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.006	(1)	0.001		(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.53%

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)	Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Government Securities Portfolio:
Institutional Class
Year Ended 10/31/24	$1,013,205	0.20%		0.23%	5.12%		5.09%
Year Ended 10/31/23	1,097,870	0.20%		0.21%	4.57%		4.56%
Year Ended 10/31/22	817,742	0.13%		0.22%	0.57%		0.48%
Year Ended 10/31/21	1,622,265	0.06%		0.22%	0.00	%(13)	(0.16)%
Year Ended 10/31/20	406,598	0.18%		0.21%	0.46%		0.43%
Institutional Select Class
Year Ended 10/31/24	$57	0.25	%(4)	0.28%	5.07%		5.04%
Year Ended 10/31/23	54	0.25	%(4)	0.26%	4.52%		4.51%
Year Ended 10/31/22	51	0.16	%(4)	0.27%	0.54%		0.43%
Year Ended 10/31/21	51	0.06	%(4)	0.27%	0.00	%(13)	(0.21)%
Year Ended 10/31/20	51	0.21	%(4)	0.27%	0.43%		0.37%
Investor Class
Year Ended 10/31/24	$56	0.30	%(4)	0.33%	5.02%		4.99%
Year Ended 10/31/23	54	0.30	%(4)	0.31%	4.47%		4.46%
Year Ended 10/31/22	51	0.19	%(4)	0.32%	0.51%		0.38%
Year Ended 10/31/21	51	0.06	%(4)	0.32%	0.00	%(13)	(0.26)%
Year Ended 10/31/20	51	0.24	%(4)	0.31%	0.39%		0.32%
Administrative Class
Year Ended 10/31/24	$56	0.35	%(4)	0.38%	4.97%		4.94%
Year Ended 10/31/23	54	0.35	%(4)	0.36%	4.42%		4.41%
Year Ended 10/31/22	51	0.22	%(4)	0.37%	0.48%		0.33%
Year Ended 10/31/21	51	0.06	%(4)	0.37%	0.00	%(13)	(0.31)%
Year Ended 10/31/20	51	0.27	%(4)	0.37%	0.37%		0.27%
Advisory Class
Year Ended 10/31/24	$45,161	0.45	%(4)	0.48%	4.87%		4.84%
Year Ended 10/31/23	52,920	0.45	%(4)	0.46%	4.32%		4.31%
Year Ended 10/31/22	40,382	0.27	%(4)	0.47%	0.43%		0.23%
Year Ended 10/31/21	39,201	0.06	%(4)	0.47%	0.00	%(13)	(0.41)%
Year Ended 10/31/20	39,903	0.30	%(4)	0.46%	0.34%		0.18%
Participant Class
Year Ended 10/31/24	$4,111,364	0.45	%(4)	0.73%	4.87%		4.59%
Year Ended 10/31/23	4,539,195	0.45	%(4)	0.71%	4.32%		4.06%
Year Ended 10/31/22	7,014,979	0.24	%(4)	0.72%	0.46%		(0.02)%
Year Ended 10/31/21	15,949,390	0.06	%(4)	0.72%	0.00	%(13)	(0.66)%
Year Ended 10/31/20	6,549,518	0.29	%(4)	0.71%	0.35%		(0.07)%
Cash Management Class
Year Ended 10/31/24	$128	0.35	%(4)	0.38%	4.97%		4.94%
Year Ended 10/31/23	341	0.35	%(4)	0.36%	4.42%		4.41%
Year Ended 10/31/22	327	0.22	%(4)	0.37%	0.48%		0.33%
Year Ended 10/31/21	356	0.06	%(4)	0.37%	0.00	%(13)	(0.31)%
Year Ended 10/31/20	356	0.26	%(4)	0.36%	0.37%		0.27%

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Portfolio:
Institutional Class
Year Ended 10/31/24	$1.000	$0.051	(1)	$0.000	(2)	$(0.051)		$1.000	5.25	%(3)
Year Ended 10/31/23	1.000	0.046	(1)	0.000	(2)	(0.046)		1.000	4.72%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.89%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.57%
Institutional Select Class
Year Ended 10/31/24	$1.000	$0.051	(1)	$0.000	(2)	$(0.051)		$1.000	5.20	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.001		(0.046)		1.000	4.67%
Year Ended 10/31/22	1.000	0.008	(1)	0.001		(0.009)		1.000	0.86%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.54%
Investor Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$0.000	(2)	$(0.050)		$1.000	5.15	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.62%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.83%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.51%
Administrative Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$0.000	(2)	$(0.050)		$1.000	5.10	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.56%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.49%
Advisory Class
Year Ended 10/31/24	$1.000	$0.049	(1)	$0.000	(2)	$(0.049)		$1.000	4.99	%(3)
Year Ended 10/31/23	1.000	0.043	(1)	0.001		(0.044)		1.000	4.46%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.74%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.45%
Participant Class
Year Ended 10/31/24	$1.000	$0.046	(1)	$0.000	(2)	$(0.046)		$1.000	4.73	%(3)
Year Ended 10/31/23	1.000	0.041	(1)	0.000	(2)	(0.041)		1.000	4.20%
Year Ended 10/31/22	1.000	0.006	(1)	0.000	(2)	(0.006)		1.000	0.62%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.002		(0.004)		1.000	0.36%
Cash Management Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$0.000	(2)	$(0.050)		$1.000	5.10	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.001		(0.045)		1.000	4.57%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.80%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.49%
Select Class
Year Ended 10/31/24	$1.000	$0.043	(1)	$0.000	(2)	$(0.043)		$1.000	4.42	%(3)
Year Ended 10/31/23	1.000	0.038	(1)	0.000	(2)	(0.038)		1.000	3.89%
Year Ended 10/31/22	1.000	0.004	(1)	0.001		(0.005)		1.000	0.48%
Year Ended 10/31/21	1.000	0.000	(1)(2)	(0.000	)(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.000	(1)(2)	0.002		(0.002)		1.000	0.25%
Advisor Class
For the Period Ended 10/31/24(9)	$1.000	$0.030	(1)	$0.000	(2)	$(0.030)		$1.000	3.08	%(7)

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Portfolio:
Institutional Class
Year Ended 10/31/24	$23,396,182	0.20%		N/A		0.21%		5.12%		5.11%
Year Ended 10/31/23	26,005,390	0.20%		N/A		0.21%		4.60%		4.59%
Year Ended 10/31/22	22,268,805	0.14%		N/A		0.21%		0.83%		0.76%
Year Ended 10/31/21	21,468,388	0.07%		N/A		0.21%		0.01%		(0.13)%
Year Ended 10/31/20	22,266,196	0.19%		0.19%		0.21%		0.37%		0.35%
Institutional Select Class
Year Ended 10/31/24	$3,209,904	0.25	%(4)	N/A		0.26%		5.07%		5.06%
Year Ended 10/31/23	3,114,544	0.25	%(4)	N/A		0.26%		4.55%		4.54%
Year Ended 10/31/22	8,610,123	0.17	%(4)	N/A		0.26%		0.80%		0.71%
Year Ended 10/31/21	14,878,731	0.07	%(4)	N/A		0.26%		0.01%		(0.18)%
Year Ended 10/31/20	10,007,559	0.21	%(4)	0.21	%(4)	0.26%		0.34%		0.29%
Investor Class
Year Ended 10/31/24	$74,918	0.30	%(4)	N/A		0.31%		5.02%		5.01%
Year Ended 10/31/23	69,342	0.30	%(4)	N/A		0.31%		4.50%		4.49%
Year Ended 10/31/22	89,461	0.21	%(4)	N/A		0.31%		0.76%		0.66%
Year Ended 10/31/21	26,713	0.07	%(4)	N/A		0.31%		0.01%		(0.23)%
Year Ended 10/31/20	35,583	0.23	%(4)	0.23	%(4)	0.31%		0.33%		0.25%
Administrative Class
Year Ended 10/31/24	$15,892	0.35	%(4)	N/A		0.36%		4.97%		4.96%
Year Ended 10/31/23	8,553	0.35	%(4)	N/A		0.36%		4.45%		4.44%
Year Ended 10/31/22	8,067	0.26	%(4)	N/A		0.36%		0.71%		0.61%
Year Ended 10/31/21	3,294	0.07	%(4)	N/A		0.36%		0.01%		(0.28)%
Year Ended 10/31/20	3,435	0.27	%(4)	0.27	%(4)	0.36%		0.29%		0.20%
Advisory Class
Year Ended 10/31/24	$409,801	0.45	%(4)	N/A		0.46%		4.87%		4.86%
Year Ended 10/31/23	413,681	0.45	%(4)	N/A		0.46%		4.35%		4.34%
Year Ended 10/31/22	479,272	0.29	%(4)	N/A		0.46%		0.68%		0.51%
Year Ended 10/31/21	511,566	0.07	%(4)	N/A		0.46%		0.01%		(0.38)%
Year Ended 10/31/20	575,951	0.29	%(4)	0.29	%(4)	0.46%		0.26%		0.09%
Participant Class
Year Ended 10/31/24	$3,248,495	0.70	%(4)	N/A		0.71%		4.62%		4.61%
Year Ended 10/31/23	2,342,820	0.70	%(4)	N/A		0.71%		4.10%		4.09%
Year Ended 10/31/22	2,787,233	0.35	%(4)	N/A		0.71%		0.62%		0.26%
Year Ended 10/31/21	2,998,738	0.07	%(4)	N/A		0.71%		0.01%		(0.63)%
Year Ended 10/31/20	2,383,586	0.39	%(4)	0.39	%(4)	0.71%		0.17%		(0.15)%
Cash Management Class
Year Ended 10/31/24	$3,443	0.35	%(4)	N/A		0.36%		4.97%		4.96%
Year Ended 10/31/23	4,719	0.35	%(4)	N/A		0.36%		4.45%		4.44%
Year Ended 10/31/22	4,800	0.23	%(4)	N/A		0.36%		0.74%		0.61%
Year Ended 10/31/21	17,412	0.07	%(4)	N/A		0.36%		0.01%		(0.28)%
Year Ended 10/31/20	17,563	0.27	%(4)	0.27	%(4)	0.36%		0.29%		0.20%
Select Class
Year Ended 10/31/24	$55	1.00	%(4)	N/A		1.01%		4.32%		4.31%
Year Ended 10/31/23	53	1.00	%(4)	N/A		1.01%		3.80%		3.79%
Year Ended 10/31/22	51	0.54	%(4)	N/A		1.01%		0.43%		(0.04)%
Year Ended 10/31/21	51	0.07	%(4)	N/A		1.01%		0.01%		(0.93)%
Year Ended 10/31/20	51	0.51	%(4)	0.51	%(4)	1.01%		0.05%		(0.45)%
Advisor Class
For the Period Ended 10/31/24(9)	$42,266	0.20	%(8)	N/A		0.21	%(8)	5.12	%(8)	5.11	%(8)
The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/24	$1.000	$0.051	(1)	$0.000	(2)	$(0.051)		$1.000	5.26	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.63%
Year Ended 10/31/22	1.000	0.008	(1)	0.000	(2)	(0.008)		1.000	0.82%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.61%
Institutional Select Class
Year Ended 10/31/24	$1.000	$0.051	(1)	$0.000	(2)	$(0.051)		$1.000	5.21	%(3)
Year Ended 10/31/23	1.000	0.045	(1)	0.000	(2)	(0.045)		1.000	4.58%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.79%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.002		(0.006)		1.000	0.58%
Investor Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$0.000	(2)	$(0.050)		$1.000	5.15	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.53%
Year Ended 10/31/22	1.000	0.007	(1)	0.001		(0.008)		1.000	0.75%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.004	(1)	0.001		(0.005)		1.000	0.55%
Administrative Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$0.000	(2)	$(0.050)		$1.000	5.10	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.48%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.72%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.52%
Advisory Class
Year Ended 10/31/24	$1.000	$0.049	(1)	$0.000	(2)	$(0.049)		$1.000	5.00	%(3)
Year Ended 10/31/23	1.000	0.043	(1)	0.000	(2)	(0.043)		1.000	4.37%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.67%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.003		(0.005)		1.000	0.47%
Participant Class
Year Ended 10/31/24	$1.000	$0.046	(1)	$0.000	(2)	$(0.046)		$1.000	4.73	%(3)
Year Ended 10/31/23	1.000	0.040	(1)	0.000	(2)	(0.040)		1.000	4.11%
Year Ended 10/31/22	1.000	0.005	(1)	0.000	(2)	(0.005)		1.000	0.54%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.002	(1)	0.002		(0.004)		1.000	0.37%
Cash Management Class
Year Ended 10/31/24	$1.000	$0.050	(1)	$0.000	(2)	$(0.050)		$1.000	5.10	%(3)
Year Ended 10/31/23	1.000	0.044	(1)	0.000	(2)	(0.044)		1.000	4.47%
Year Ended 10/31/22	1.000	0.007	(1)	0.000	(2)	(0.007)		1.000	0.72%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.003	(1)	0.002		(0.005)		1.000	0.52%
Select Class
Year Ended 10/31/24	$1.000	$0.043	(1)	$0.000	(2)	$(0.043)		$1.000	4.42	%(3)
Year Ended 10/31/23	1.000	0.037	(1)	0.000	(2)	(0.037)		1.000	3.80%
Year Ended 10/31/22	1.000	0.004	(1)	0.000	(2)	(0.004)		1.000	0.42%
Year Ended 10/31/21	1.000	0.000	(1)(2)	0.000	(2)	(0.000	)(2)	1.000	0.01%
Year Ended 10/31/20	1.000	0.001	(1)	0.001		(0.002)		1.000	0.25%
Impact Class
For the Period Ended 10/31/24(6)	$1.000	$0.033	(1)	$0.000	(2)	$(0.033)		$1.000	3.40	%(7)
Impact Partner Class
For the Period Ended 10/31/24(6)	$1.000	$0.033	(1)	$0.000	(2)	$(0.033)		$1.000	3.40	%(7)
Advisor Class
For the Period Ended 10/31/24(14)	$1.000	$0.017	(1)	$0.000	(2)	$(0.017)		$1.000	1.75	%(7)

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expenses		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Treasury Securities Portfolio:
Institutional Class
Year Ended 10/31/24	$49,864,264	0.20%		N/A		0.21%		5.12%		5.11%
Year Ended 10/31/23	46,015,555	0.20%		N/A		0.21%		4.54%		4.53%
Year Ended 10/31/22	44,234,518	0.13%		N/A		0.21%		0.76%		0.68%
Year Ended 10/31/21	52,515,537	0.06%		N/A		0.21%		0.01%		(0.14)%
Year Ended 10/31/20	45,646,654	0.18%		0.18%		0.21%		0.43%		0.40%
Institutional Select Class
Year Ended 10/31/24	$5,744	0.25	%(4)	N/A		0.26%		5.07%		5.06%
Year Ended 10/31/23	9,222	0.25	%(4)	N/A		0.26%		4.49%		4.48%
Year Ended 10/31/22	25,769	0.16	%(4)	N/A		0.26%		0.73%		0.63%
Year Ended 10/31/21	1,052,857	0.06	%(4)	N/A		0.26%		0.01%		(0.19)%
Year Ended 10/31/20	4,118,125	0.21	%(4)	0.21	%(4)	0.26%		0.40%		0.35%
Investor Class
Year Ended 10/31/24	$16,608	0.30	%(4)	N/A		0.31%		5.02%		5.01%
Year Ended 10/31/23	8,795	0.30	%(4)	N/A		0.31%		4.44%		4.43%
Year Ended 10/31/22	51	0.20	%(4)	N/A		0.31%		0.69%		0.58%
Year Ended 10/31/21	51	0.06	%(4)	N/A		0.31%		0.01%		(0.24)%
Year Ended 10/31/20	51	0.25	%(4)	0.25	%(4)	0.31%		0.37%		0.31%
Administrative Class
Year Ended 10/31/24	$114,583	0.35	%(4)	N/A		0.36%		4.97%		4.96%
Year Ended 10/31/23	88,387	0.35	%(4)	N/A		0.36%		4.39%		4.38%
Year Ended 10/31/22	16,684	0.22	%(4)	N/A		0.36%		0.67%		0.53%
Year Ended 10/31/21	18,968	0.06	%(4)	N/A		0.36%		0.01%		(0.29)%
Year Ended 10/31/20	2,024	0.27	%(4)	0.27	%(4)	0.36%		0.34%		0.25%
Advisory Class
Year Ended 10/31/24	$5,002	0.45	%(4)	N/A		0.46%		4.87%		4.86%
Year Ended 10/31/23	102,764	0.45	%(4)	N/A		0.46%		4.29%		4.28%
Year Ended 10/31/22	34,684	0.24	%(4)	N/A		0.46%		0.65%		0.43%
Year Ended 10/31/21	38,959	0.06	%(4)	N/A		0.46%		0.01%		(0.39)%
Year Ended 10/31/20	17,188	0.40	%(4)	0.40	%(4)	0.46%		0.21%		0.15%
Participant Class
Year Ended 10/31/24	$26,788	0.70	%(4)	N/A		0.71%		4.62%		4.61%
Year Ended 10/31/23	35,491	0.70	%(4)	N/A		0.71%		4.04%		4.03%
Year Ended 10/31/22	285	0.42	%(4)	N/A		0.71%		0.47%		0.18%
Year Ended 10/31/21	259	0.06	%(4)	N/A		0.71%		0.01%		(0.64)%
Year Ended 10/31/20	575	0.40	%(4)	0.40	%(4)	0.71%		0.21%		(0.10)%
Cash Management Class
Year Ended 10/31/24	$6,954	0.35	%(4)	N/A		0.36%		4.97%		4.96%
Year Ended 10/31/23	7,380	0.35	%(4)	N/A		0.36%		4.39%		4.38%
Year Ended 10/31/22	8,478	0.23	%(4)	N/A		0.36%		0.66%		0.53%
Year Ended 10/31/21	9,921	0.06	%(4)	N/A		0.36%		0.01%		(0.29)%
Year Ended 10/31/20	11,108	0.28	%(4)	0.28	%(4)	0.36%		0.33%		0.25%
Select Class
Year Ended 10/31/24	$55	1.00	%(4)	N/A		1.01%		4.32%		4.31%
Year Ended 10/31/23	53	1.00	%(4)	N/A		1.01%		3.74%		3.73%
Year Ended 10/31/22	51	0.53	%(4)	N/A		1.01%		0.36%		(0.12)%
Year Ended 10/31/21	51	0.06	%(4)	N/A		1.01%		0.01%		(0.94)%
Year Ended 10/31/20	51	0.54	%(4)	0.54	%(4)	1.00%		0.07%		(0.39)%
Impact Class
For the Period Ended 10/31/24(6)	$50	0.20	%(8)	N/A		0.21	%(8)	5.12	%(8)	5.11	%(8)
Impact Partner Class
For the Period Ended 10/31/24(6)	$50	0.20	%(8)	N/A		0.21	%(8)	5.12	%(8)	5.11	%(8)
Advisor Class
For the Period Ended 10/31/24(14)	$50	0.20	%(8)	N/A		0.21	%(8)	5.12	%(8)	5.11	%(8)

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Distributions From Net Investment Income		Net Asset Value, End of Period	Total Return
Tax-Exempt Portfolio:
Wealth Class*
Year Ended 10/31/24	$1.000	$0.033	(1)	$0.000	(2)	$(0.033)		$1.000	3.34	%(3)
Year Ended 10/31/23	1.0001	0.0291	(1)	0.0000	(2)	(0.0293)		0.9999	2.95%
Year Ended 10/31/22	1.0001	0.0076	(1)	(0.0014)		(0.0062)		1.0001	0.61%
Year Ended 10/31/21	1.0001	0.0001	(1)(2)	0.0000	(2)	(0.0001	)(2)	1.0001	0.01%
Year Ended 10/31/20	1.0001	0.0064	(1)	(0.0004	)(2)	(0.0060)		1.0001	0.60%
Wealth S Class**
Year Ended 10/31/24	$1.000	$0.032	(1)	$0.000	(2)	$(0.032)		$1.000	3.29	%(3)
Year Ended 10/31/23	1.0001	0.0286	(1)	0.0000	(2)	(0.0288)		0.9999	2.89%
Year Ended 10/31/22	1.0001	0.0072	(1)	(0.0014)		(0.0058)		1.0001	0.59%
Year Ended 10/31/21	1.0001	0.0001	(1)(2)	0.0000	(2)	(0.0001	)(2)	1.0001	0.01%
Year Ended 10/31/20	1.0001	0.0060	(1)	(0.0004	)(2)	(0.0056)		1.0001	0.56%
Cash Management Class
Year Ended 10/31/24	$1.000	$0.031	(1)	$0.000	(2)	$(0.031)		$1.000	3.18	%(3)
Year Ended 10/31/23	1.0001	0.0278	(1)	(0.0002	)(2)	(0.0278)		0.9999	2.78%
Year Ended 10/31/22	1.0001	0.0067	(1)	(0.0015)		(0.0052)		1.0001	0.52%
Year Ended 10/31/21	1.0002	0.0001	(1)(2)	(0.0001	)(2)	(0.0001	)(2)	1.0001	0.00	%(13)
Year Ended 10/31/20	1.0001	0.0054	(1)	(0.0003	)(2)	(0.0050)		1.0002	0.51%
Select Class
For the Period Ended 10/31/24(15)	$1.000	$0.017	(1)	$0.000	(2)	$(0.017)		$1.000	1.69	%(7)
Advisor Class
For the Period Ended 10/31/24(9)	$1.000	$0.020	(1)	$0.000	(2)	$(0.020)		$1.000	1.99	%(7)

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Financial Highlights (cont'd)

	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Before Waivers/ Reimbursement)		Ratio of Net Investment Income to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers/ Reimbursement)
Tax-Exempt Portfolio:
Wealth Class*
Year Ended 10/31/24	$464,486	0.20%		0.32%		3.26%		3.14%
Year Ended 10/31/23	473,740	0.18%		0.32%		2.91%		2.77%
Year Ended 10/31/22	464,221	0.13%		0.39%		0.76%		0.50%
Year Ended 10/31/21	247,727	0.08%		0.34%		0.01%		(0.25)%
Year Ended 10/31/20	366,440	0.15%		0.29%		0.63%		0.49%
Wealth S Class**
Year Ended 10/31/24	$54	0.25	%(4)	0.37%		3.21%		3.09%
Year Ended 10/31/23	53	0.23	%(4)	0.37%		2.86%		2.72%
Year Ended 10/31/22	51	0.17	%(4)	0.44%		0.72%		0.45%
Year Ended 10/31/21	51	0.08	%(4)	0.39%		0.01%		(0.30)%
Year Ended 10/31/20	51	0.18	%(4)	0.34%		0.59%		0.43%
Cash Management Class
Year Ended 10/31/24	$186	0.35	%(4)	0.47%		3.11%		2.99%
Year Ended 10/31/23	1,294	0.33	%(4)	0.47%		2.76%		2.62%
Year Ended 10/31/22	3,447	0.22	%(4)	0.54%		0.67%		0.35%
Year Ended 10/31/21	4,670	0.08	%(4)	0.49%		0.01%		(0.40)%
Year Ended 10/31/20	4,816	0.25	%(4)	0.44%		0.53%		0.34%
Select Class
For the Period Ended 10/31/24(15)	$50	1.00	%(8)	1.12	%(8)	2.46	%(8)	2.34	%(8)
Advisor Class
For the Period Ended 10/31/24(9)	$50	0.20	%(8)	0.32	%(8)	3.26	%(8)	3.14	%(8)

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Notes to Financial Highlights

+  Institutional Class was renamed Wealth Class for Money Market Portfolio effective January 23, 2023.

++  Institutional Select Class was renamed Wealth S Class for Money Market Portfolio effective January 23, 2023.

*  Institutional Class was renamed Wealth Class effective February 29, 2024.

**  Institutional Select Class was renamed Wealth S Class effective February 29, 2024.

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.0005 per share.

(3)  Refer to Note B in the Notes to Financial Statements for discussion of prior period transfer agency fees that were reimbursed in the current period. The amount of the reimbursement was immaterial to the total return.

(4)  Ratio of Expenses to Average Net Assets before and after Maximum Expense Ratios may vary among share classes by more or less than the administration plan, service and shareholder administration plan, distribution plan and/or shareholder services plan (the "plans") fees due to either (1) fluctuations in daily net asset amounts, (2) changes in the plans' fees during the period for each share class, (3) changes in the Funds' expense cap during the year, (4) waivers to the plans' fees for each share class, or (5) a combination of the previous points.

(5)  Commenced offering on January 23, 2023.

(6)  Commenced offering on March 5, 2024.

(7)  Not annualized.

(8)  Annualized.

(9)  Commenced offering on March 27, 2024.

(10)  Commenced offering on October 4, 2022.

(11)  Commenced offering on March 29, 2022.

(12)  Commenced offering on May 4, 2021.

(13)  Amount is less than 0.005%.

(14)  Commenced offering on June 27, 2024.

(15)  Commenced offering on February 29, 2024.

The accompanying notes are an integral part of the financial statements.

2024 Annual Report

October 31, 2024

Notes to Financial Statements

Morgan Stanley Institutional Liquidity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a Massachusetts business trust. The Trust is comprised of seven separate, active, diversified portfolios (individually referred to as a "Fund", collectively as the "Funds"). The Trust offers up to twelve different classes of shares for certain Funds. Each Fund offers the Investor Class, Administrative Class, Advisory Class, Participant Class and Cash Management Class; the Institutional Class and Institutional Select Class are only offered to Prime, Government, Government Securities, Treasury and Treasury Securities Portfolios; the Select Class is only offered to Money Market, Government, Treasury, Treasury Securities and Tax-Exempt Portfolios; the CastleOak Shares Class is only offered to Prime and Government Portfolios; the Impact Class is only offered to Prime, Government and Treasury Securities Portfolios; the Impact Partner Class is only offered to Money Market, Prime, Government and Treasury Securities Portfolios; the Advisor Class is only offered to Money Market, Government, Treasury, Treasury Securities and Tax-Exempt Portfolios and Wealth Class (formerly Institutional Class) and Wealth S Class (formerly Institutional Select Class) are only offered to Money Market and Tax-Exempt Portfolios. All classes of shares have identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares), dividend, liquidation and other rights. Effective February 29, 2024, the Tax-Exempt Portfolio no longer operated as an "institutional money market fund" with a floating net asset value ("NAV") and commenced operating as a "retail money market fund" with a stable NAV.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

During the month of January 2023, CastleOak Shares Class was fully liquidated from Money Market Portfolio. Accordingly, no financial highlights has been presented for this class.

Prime Portfolio operates as "institutional money market funds," which require this Fund to have a floating NAV, rounded to the fourth decimal place.

The Funds are not permitted to temporarily impose a redemption gate, except as part of their liquidation, and the Prime Portfolio may be subject to a mandatory liquidity fee of up to 5%. The Government Portfolio, Government Securities Portfolio, Treasury Portfolio and Treasury Securities Portfolio remain exempt from the Current Liquidity Fee Framework, but the Board of Trustees reserves its right to opt in to the

Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.

The Securities and Exchange Commission ("SEC") adopted changes to the rules that govern SEC registered money market funds in July 2023 with phased compliance periods through October 2, 2024. These changes include, among other things: (1) allowing a money market fund's board or its delegate to charge discretionary liquidity fees when it determines such fee would be in the best interest of the fund; (2) removing a fund's ability to impose a temporary suspension of redemptions (except under extraordinary circumstances as part of a liquidation); and (3) substantially increasing the required minimum levels of liquid assets a fund must hold. These changes may affect the investment strategies, performance, yield, operating expenses, number of times a fund prices its shares and continued viability of a fund.

For detailed descriptions of the investment objectives of each of the Funds and other related information, please refer to the prospectuses of the Trust. Generally, the investment objective of the Funds is to seek preservation of capital, daily liquidity and maximum current income (exempt from federal income tax in the case of Tax-Exempt Portfolio).

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Money Market, Government, Government Securities, Treasury, Treasury Securities and Tax-Exempt: Portfolio securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity; (2) Prime: Portfolio securities are valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees") at the bid price; and (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees.

2024 Annual Report

October 31, 2024

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Repurchase Agreements: Certain Funds may enter into repurchase agreements under which a Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank, as custodian for the Trust, takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the Trust's custodian for investment companies advised by the Trust's Adviser. The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Certain Fund's repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

3.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2024 Annual Report

October 31, 2024

Notes to Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of October 31, 2024:

Money Market Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$108,001	$—	$108,001
Commercial Paper	—	825,232	—	825,232
Corporate Bonds	—	181,745	—	181,745
Floating Rate Notes	—	143,569	—	143,569
Repurchase Agreements	—	1,496,000	—	1,496,000
Time Deposits	—	82,000	—	82,000
Total Assets	$—	$2,836,547	$—	$2,836,547

Prime Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$675,635	$—	$675,635
Commercial Paper	—	4,512,911	—	4,512,911
Corporate Bonds	—	389,349	—	389,349
Floating Rate Notes	—	416,839	—	416,839
Repurchase Agreements	—	6,453,000	—	6,453,000
Time Deposits	—	568,000	—	568,000
Total Assets	$—	$13,015,734	$—	$13,015,734

Government Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$75,324,148	$—	$75,324,148
U.S. Agency Securities	—	19,332,011	—	19,332,011
U.S. Treasury Securities	—	49,475,881	—	49,475,881
Total Assets	$—	$144,132,040	$—	$144,132,040

Government Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreement	$—	$1,213,000	$—	$1,213,000
U.S. Agency Securities	—	973,881	—	973,881
U.S. Treasury Securities	—	2,978,728	—	2,978,728
Total Assets	$—	$5,165,609	$—	$5,165,609

Treasury Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Repurchase Agreements	$—	$16,172,000	$—	$16,172,000
U.S. Treasury Securities	—	13,017,561	—	13,017,561
Total Assets	$—	$29,189,561	$—	$29,189,561

Treasury Securities Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
U.S. Treasury Securities	$—	$52,840,746	$—	$52,840,746
Total Assets	$—	$52,840,746	$—	$52,840,746

Tax-Exempt Portfolio

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Weekly Variable Rate Bonds	$—	$261,073	$—	$261,073
Daily Variable Rate Bonds	—	74,000	—	74,000
Commercial Paper	—	63,086	—	63,086
Municipal Bonds & Notes	—	41,076	—	41,076
Closed-End Investment Companies	—	20,000	—	20,000
Floating Rate Note	—	5,000	—	5,000
Total Assets	$—	$464,235	$—	$464,235

2024 Annual Report

October 31, 2024

Notes to Financial Statements (cont'd)

4.  When-Issued/Delayed Delivery Securities: Certain Funds purchase and sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends are accrued and declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Trust with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at the annual rates of the average daily net assets indicated below:

Fund	Advisory Fees
Money Market	0.15%
Prime	0.15
Government	0.15
Government Securities	0.15
Treasury	0.15
Treasury Securities	0.15
Tax-Exempt	0.15

The Adviser has agreed to reduce its advisory fees, its administration fees and/or reimburse each Fund so that total annual operating expenses of each share class, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed the maximum expense ratios:

	Maximum Expense Ratios
Class	Money Market		Prime		Government		Government Securities
Wealth*/Institutional Class	0.20%		0.20%		0.18	%**	0.20%
Wealth S*/Institutional Select Class	0.25		0.25		0.23	**	0.25
Investor Class	0.30		0.30		0.28	**	0.30
Administrative Class	0.35		0.35		0.33	**	0.35
Advisory Class	0.45		0.45		0.43	**	0.45
Participant Class	0.70		0.70		0.68	**	0.45
Cash Management Class	0.35		0.35		0.33	**	0.35
Select Class	1.00		—		0.98	**	—
CastleOak Shares Class	—		0.20		0.18	**	—
Impact Class	—		0.20		0.18	**	—
Impact Partner Class	0.20	+	0.20	+	0.18	**+	—
Advisor Class	0.20	++	—		0.18	**++	—
	Maximum Expense Ratios
Class	Treasury		Treasury Securities		Tax-Exempt
Wealth*/Institutional Class	0.20%		0.20%		0.20%
Wealth S*/Institutional Select Class	0.25		0.25		0.25
Investor Class	0.30		0.30		0.30
Administrative Class	0.35		0.35		0.35
Advisory Class	0.45		0.45		0.45
Participant Class	0.70		0.70		0.70
Cash Management Class	0.35		0.35		0.35
Select Class	1.00		1.00		1.00	+++
Impact Class	—		0.20	+	—
Impact Partner Class	—		0.20	+	—
Advisor Class	0.20	++	0.20	++++	0.20	++

*  Class name change for Money Market and Tax-Exempt.

**  Effective April 26, 2024, the maximum expense ratio was reduced by 0.02% for all classes in the Portfolio.

+  Commenced offering on March 5, 2024.

++  Commenced offering on March 27, 2024.

+++  Commenced offering on February 29, 2024.

++++  Commenced offering on June 27, 2024.

The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Funds' prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense

2024 Annual Report

October 31, 2024

Notes to Financial Statements (cont'd)

reimbursements. The ratio of expenses to average net assets disclosed in the Funds' Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable a Fund to maintain a minimum level of daily net investment income. For the year ended October 31, 2024, the Funds had advisory fees waived and/or certain expenses reimbursed as follows:

Fund	Advisory Fees Waived and/or Reimbursed (000)
Money Market	$1,073
Prime	1,489
Government	72,540
Government Securities	1,549
Treasury	1,866
Treasury Securities	2,650
Tax-Exempt	546

The Adviser agreed to reimburse the Fund for prior years overpayment of transfer agency fees. This was reflected as "Reimbursement of Transfer Agency Fees" in the Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.05% of each Fund's aver-age daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

The Administrator has agreed to reduce its administration fees to enable a Fund to maintain a minimum level of daily net investment income.

For the year ended October 31, 2024, the Fund had administration fees waived as follows:

Fund	Administration Fees Waived (000)
Tax-Exempt	$3

D. Administration Plan, Service and Shareholder Administration Plan, Distribution Plan and Shareholder Services Plan Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the distributor of the Trust.

The Trust has entered into an Administration Plan with respect to its Wealth S Class/ Institutional Select Class, Investor

Class and Administrative Class shares pursuant to which each class of shares will pay the Distributor a monthly fee at an annual rate of up to 0.05%, 0.10% and 0.15%, of the average daily net assets of each such class of shares, respectively, to compensate certain financial intermediaries who provide administrative services to shareholders.

The Trust has also entered into a Service and Shareholder Administration Plan with respect to its Advisory Class shares pursuant to which its Advisory Class shares pays the Distributor a monthly fee at an annual rate of up to 0.25% of the average daily net assets of such class of shares, to compensate certain financial intermediaries who provide administrative services, personal and account maintenance services to shareholders.

The Trust has also entered into a Distribution Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly distribution fee at an annual rate of up to 0.25%, 0.10% and 0.55% of the average daily net assets of such class of shares, respectively, to compensate certain service organizations for providing distribution related services to the Trust. The Distributor has agreed to waive for at least one year from the date of the Funds' prospectus, the distribution fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.10% of the average daily net assets on an annualized basis. For the year ended October 31, 2024, this waiver amounted to approximately $6,226,000.

The Trust has also entered into a Shareholder Services Plan with respect to its Participant Class, Cash Management Class and Select Class shares pursuant to which each class of shares will pay the Distributor a monthly service fee at an annual rate of up to 0.25%, 0.05% and 0.25% of the average daily net assets of each such class of shares, respectively, to compensate service organizations for providing administrative services to shareholders. The Distributor has agreed to waive for at least one year from the date of the Funds' prospectus, the shareholder service fee on the Participant Class of the Government Securities Portfolio to the extent it exceeds 0.15% of the average daily net assets on an annualized basis. For the year ended October 31, 2024, this waiver amounted to approximately $4,151,000.

The Distributor has agreed to reduce its distribution fees to enable a Fund to maintain a minimum level of daily net investment income for any class of shares in a Fund. This arrangement had no effect for the year ended October 31, 2024.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the

2024 Annual Report

October 31, 2024

Notes to Financial Statements (cont'd)

Trust pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services without compensation to the Trust with respect to certain direct transactions with the Trust.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Federal Income Taxes: It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Funds file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

	2024 Distributions Paid From:		2023 Distributions Paid From:
Fund	Ordinary Income (000)	Tax- Exempt Income (000)	Ordinary Income (000)	Tax- Exempt Income (000)
Money Market	$128,861	$—	$98,853	$—
Prime	852,411	—	819,957	—
Government	7,373,470	—	6,877,575	—
Government Securities	260,328	—	255,531	—
Treasury	1,492,918	—	1,440,599	—
Treasury Securities	2,436,443	—	1,940,703	—
Tax-Exempt	353	14,607	282	13,400

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments in the timing of the recognition of distribution payable and/or deferred compensation.

The Funds had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2024.

At October 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income (000)	Tax- Exempt Income (000)	Undistributed Long-Term Capital Gain (000)
Money Market	$48	$—	$—
Prime	21,401	—	—
Government	305,221	—	—
Government Securities	1,100	—	—
Treasury	52,464	—	—
Treasury Securities	48,143	—	—
Tax-Exempt	—	29	—

At October 31, 2024, the following Funds had available for federal income tax purposes unused short-term and/or long-term capital losses that do not have an expiration date:

Fund	Short-term Losses (No Expiration) (000)	Long-term Losses (No Expiration) (000)
Money Market	$1,119	$—
Prime	16,265	—
Government	36,783	160
Government Securities	1,794	24
Treasury	10,141	47
Treasury Securities	12,202	166
Tax-Exempt	2	—

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Funds for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards for U.S. federal income tax purposes of approximately:

Fund	Capital Loss Carryforward Utilized (000)
Money Market	$2
Prime	22
Government Securities	49
Tax-Exempt	—	@

@ Amount is less than $500.

H. Transactions with Affiliates: The Funds are permitted to purchase and sell securities ("cross-trade") from and to other

2024 Annual Report

October 31, 2024

Notes to Financial Statements (cont'd)

Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended October 31, 2024, the Funds did not engage in any cross-trade transactions.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The funds also reimburse such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Trust has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Funds.

I. Other: At October 31, 2024, certain Funds had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:

Fund	Percentage of Ownership
Money Market	100.0%
Prime	59.8
Government	35.9
Government Securities	83.0
Treasury	76.5
Treasury Securities	85.3
Tax-Exempt	96.2

J. Market Risk: The value of an investment in a Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in a Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of a Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of a Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of a Fund's investments, and exacerbate preexisting risks to the Fund.

2024 Annual Report

October 31, 2024

Report of Independent Registered Public Accounting Firm

To the Shareholders of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Securities Portfolio, Treasury Portfolio, Treasury Securities Portfolio and Tax-Exempt Portfolio and the Board of Trustees of Morgan Stanley Institutional Liquidity Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Institutional Liquidity Funds (the "Trust") (comprising the Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Securities Portfolio, Treasury Portfolio, Treasury Securities Portfolio, and Tax-Exempt Portfolio) (collectively referred to as the "Funds"), including the portfolios of investments, as of October 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Morgan Stanley Institutional Liquidity Funds at October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on each of the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.

Boston, Massachusetts
December 23, 2024

2024 Annual Report

October 31, 2024

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Funds. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Funds. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Funds

The Board reviewed the performance, fees and expenses of the Funds compared to their peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Funds. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Money Market, Prime, Government, Government Securities, Tax-Exempt, Treasury and Treasury Securities Portfolios were better than their peer group averages for the one-, three- and five-year periods.

Performance Conclusions

With respect to all of the Funds, after discussion, the Board concluded that performance was competitive with their peer group averages.

Fees and Expenses

The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Funds relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Funds' total expense ratios. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps.

The Board noted that, for the Prime Portfolio, Treasury Portfolio and Treasury Securities Portfolio, the management fee was higher than their peer group averages and total expense ratio was higher than but close to their peer group averages.

The Board noted that, for the Tax Exempt Portfolio, the contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages.

The Board noted that, for the Government Securities Portfolio, the contractual management fee was lower than its peer group average and the actual management fee and total expense ratio were higher than but close to its peer group averages.

2024 Annual Report

October 31, 2024

Investment Advisory Agreement Approval (unaudited) (cont'd)

The Board noted that, for the Money Market Portfolio, the management fee and total expense ratio were lower than its peer group averages.

The Board noted that, for the Government Portfolio, the contractual management fee was higher than its peer group average, the actual management fee was higher than but close to its peer group average and the total expense ratio was lower than its peer group average.

Fee and Expense Conclusion

With respect to the Government Portfolio, Government Securities Portfolio, and Money Market Portfolio, after discussion, the Board concluded that the management fee and total expense ratio were competitive with their peer group averages.

With respect to the Prime Portfolio, Treasury Portfolio, and Treasury Securities Portfolio, after discussion, the Board concluded that the total expense ratio was competitive with their peer group averages and the management fee was acceptable.

With respect to the Tax-Exempt Portfolio, after discussion, the Board concluded that the total expense ratio and the total management fee was competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Funds and how that relates to the Funds' total expense ratios and particularly the Funds' management fee rates (which for all the Funds do not include breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Funds and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of each Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Funds and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Funds and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Funds and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Funds and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Funds' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Funds to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Funds' Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds' business.

2024 Annual Report

October 31, 2024

Investment Advisory Agreement Approval (unaudited) (cont'd)

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of each Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

2024 Annual Report

October 31, 2024

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Fund during the taxable year ended October 31, 2024.

Each of the applicable Funds designated the following percentages of its income dividends as tax-exempt dividends:

Fund	Tax-Exempt Percentage
Tax-Exempt	97.64%

At October 31, 2024, the following Funds designated some of its distributions paid as business interest income:

Fund	Business Interest Income (000)
Money Market	$126,083
Prime	832,403
Government	7,219,607
Government Securities	260,118
Treasury	1,481,090
Treasury Securities	2,433,541
Tax-Exempt	23

For federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Fund for the taxable year ended October 31, 2024.

Each of the applicable Funds may designate up to a maximum of the following amounts as qualifying as interest-related dividends and short-term capital gain dividends:

Fund	Interest Related Dividends	Short-Term Capital Gain Dividends
Money Market	$128,860,827	$—
Prime	852,410,106	—
Government	7,373,470,203	—
Government Securities	260,327,598	—
Treasury	1,492,917,813	—
Treasury Securities	2,436,442,174	—
Tax-Exempt	14,959,601	—

In January, each applicable Fund provides tax information to shareholders for the preceding calendar year.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSILF-NCSR 10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed as part of the Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	December 17, 2024

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	December 17, 2024